UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds Semiannual Report

June 30, 2017

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Concentrations & Top 10 Holdings	3
Shareholder Expense Analysis	8
Fund Holdings & Financial Statements	10

LETTER TO SHAREHOLDERS June 30, 2017

Summer is here and we’re halfway through the year. It’s vacation time for many—with cookouts, swimming pools, and time with family and friends the general order of the day. It’s also a time to reflect on what’s transpired over the first half of 2017.

A phrase I’ve used often this year is “We certainly live in interesting times.” Whether it’s the daily news coming out of the White House (and on Twitter), what’s happening or not happening on Capitol Hill, political change in the United Kingdom and France, or the ongoing antagonism coming from North Korea, each of these topics on their own is enough to focus on. But combined, they provide us with constant “Breaking News” headlines, information overload and the sense that chaos prevails.

Unfortunately, news headlines have a tendency to create noise that can distract investors from staying on track with their investments. This noise can lead to emotional decisions, taking investors on a roller-coaster ride from optimism to fear and back again. Over time, this emotional decision-making has kept the average investor from barely keeping pace with inflation.

Market volatility also plays a role in driving emotional behavior. A widely used indicator of investor fear is the VIX. Its proper name is the Chicago Board Options Exchange Volatility Index, but you’ll often hear it referred to as the VIX. It is a forward-looking indicator of the expected 30-day volatility of the S&P 500 Index, which measures market risk. VIX values greater than 20 imply that volatility is high while values that are below this tend to be a reflection of low volatility. For example, after the financial crisis in the fall of 2008, the VIX climbed to a high of 80 and did not return to normalized levels until the end of 2009.

Recently, it seems like volatility has gone on holiday or an extended vacation. As I mentioned, when the VIX is below 20, that signals a low-volatility environment. When the VIX is below 10, which has only happened 11 times in the past 20 years, that indicates that volatility is extremely low. In fact, of the 11 occurrences of the VIX coming in below 10, seven of those times have occurred in just the past two months.

Again, this is just another indication that despite all the headlines and breaking news, the markets remain unfazed and focused on fundamentals. Investors that can avoid the noise and remain focused on their long-term investment goals will be in a better position to achieve those goals than those who can’t.

Market Review

The first quarter of 2017 witnessed a lot of political turmoil as Donald Trump was inaugurated as the 45th President of the United States. Despite this, the volatility of equity markets behaved in a very modest fashion. If you recall, March 21st marked the first time that the S&P 500 index closed down at least 1% or more in over 110 trading sessions. It was the longest streak of limited downside for the S&P since 1995. Markets started 2017 on the right foot by ending January and February each with positive returns. According to MarketWatch, from 1945 – 2016 there have only been 27 calendar years when the S&P was positive for both January and February. During this period, the average annual return for these calendar years was 24%.

The U.S. stock market continued advancing in the second quarter of 2017 as corporate earnings growth, consumer confidence, business confidence, the Fed and employment numbers all continued pushing the markets to new highs. For the quarter ending June 30, 2017, the S&P 500 Index was up 3.09%. Year-to-date, the S&P 500 is up 9.35%.

The stock market’s rally for the first half of 2017 was due in part to strong earnings results that were released in April. The earnings growth was broad based and bounced substantially to post an increase in earnings of 14.5% year-over-year. Part of this earnings recovery was due to the rebound in commodity prices within the energy sector coming off their lows over a year ago. According to FactSet, even if the earnings from energy companies were excluded, the year-over-year growth would still be up 8.3%. This rebound in earnings continues to solidify the rise in equity markets. While energy earnings were stronger than a year ago, the price of oil is still far from reaching levels seen in recent years.

As impressive as U.S. stock market returns were for investors, markets outside the U.S. did even better, driven in part by a falling U.S. dollar. Returns around the globe were positive in the second quarter, as emerging markets and international developed markets outpaced the U.S. handily. Few investments in the marketplace have benefitted from a weaker dollar more than emerging markets countries. Year-to-date, the MSCI Emerging Markets Index is up 18.4% as of June 30 while the MSCI EAFE Index, which represents 21 developed international markets, has risen 14.2%.

The U.S. economy continued to see strength in a number of key areas during the first quarter and Janet Yellen was quoted as saying, “Further gradual hikes in the federal funds rate would be “appropriate” should employment and inflation move in line with expectations.” In June, the Fed raised the Federal Funds overnight lending rate by 0.25%, which was the second rate hike this year, and the third increase in just six months. The Fed continues to stand by its original estimate of three rate hikes for 2017. Minutes from the recent Fed meeting outlined the next tool the Fed will use to manage economic growth – paring back its balance sheet. Besides the ability to raise or reduce short-term rates, the Fed has a $4.5 trillion balance sheet and they intend to reduce this amount over the next few years, which may also have the effect of allowing longer-term rates to rise gradually. While history has shown us that slow tightening cycles by the Fed have not negatively impacted the long-term growth of equity markets, unwinding the Fed’s balance sheet is an untested experiment.

That said, the Barclay’s U.S. Aggregate Bond Index has maintained a low profile this year, returning 2.24% year-to-date. Fixed income headlines were primarily dominated by monetary policy in the second quarter.

Looking Ahead

While there are political and social headlines dominating the news, corporate earnings are strong, unemployment is low, interest rates are stable, inflation is tame and consumers are confident – all supporting reasons why the markets keep hitting new highs.

2017 Semiannual Report | June 30, 2017	Page 1

We haven’t seen much volatility and market corrections are a part of the investing landscape. However, with solid earnings growth and the fact that we continue to see decent economic data, we continue to believe that there is still room to run in this current secular bull market.

On behalf of the entire team at Meeder Investment Management, we thank you for your continued support, trust and confidence in our investment management services.

Robert S. Meeder
President and CEO
Meeder Asset Management, Inc.

Page 2	2017 Semiannual Report | June 30, 2017

Sector Concentrations, Top 10 Holdings,
Fund Expense Analysis

June 30, 2017

Global Opportunities Fund*

Sector Concentration#	% of total net assets
Information Technology	10.6%
Financials	6.3%
Real Estate Investment Trust	6.3%
Healthcare	5.1%
Materials	4.4%
Industrials	4.1%
Energy	2.2%
Utilities	1.9%
Consumer Staples	1.4%
Consumer Discretionary	0.4%
Registered Investment Companies	34.4%
Money Market Registered Investment Companies	20.1%
Bank Obligations	1.7%
U.S. Government Obligations	0.7%
Other Assets/Liabilities (Net)	0.4%
Total	100%

Top 10 Holdings	% of total net assets
iShares Core MSCI EAFE	21.4%
mini MSCI EAFE Index TAS June17	18.9%
iShares Core MSCI Emerging Markets	10.9%
Apple Inc	2.5%
Goldman Sachs Em Mkts Eq Insghts Intl	2.1%
E-mini S&P 500 June17	2.1%
Berkshire Hathaway Inc B	1.6%
Intel Corp	1.4%
Wal-Mart Stores Inc	1.3%
Boeing Co	1.3%

Aggressive Growth Fund*

Sector Concentration#	% of total net assets
Financials	13.6%
Information Technology	11.9%
Industrials	11.5%
Healthcare	10.2%
Consumer Discretionary	9.4%
Utilities	3.3%
Materials	3.0%
Consumer Staples	2.6%
Real Estate Investment Trust	1.4%
Energy	1.3%
Telecommunication Services	0.4%
Registered Investment Companies	11.7%
Money Market Registered Investment Companies	17.6%
Bank Obligations	1.2%
U.S. Government Obligations	0.6%
Other Assets/Liabilities (Net)	0.3%
Total	100%

Top 10 Holdings	% of total net assets
mini MSCI EAFE Index Futures Sept17	12.7%
iShares Core MSCI EAFE ETF	5.5%
mini MSCI Emerging Markets Index Futures	4.4%
SPDR® Blmbg Barclays High Yield Bd ETF	2.8%
iShares JP Morgan USD Em Mkts Bd ETF	2.8%
E-mini S&P 400 Sept17	1.7%
Russell 2000 Index Mini Futures Sept17	1.0%
Everest Re Group Ltd	0.9%
East West Bancorp Inc	0.8%
ManpowerGroup Inc	0.8%

Dividend Opportunities Fund*

Sector Concentration#	% of total net assets
Financials	25.3%
Healthcare	15.1%
Information Technology	14.5%
Industrials	13.6%
Consumer Discretionary	6.9%
Consumer Staples	3.8%
Materials	3.6%
Energy	2.9%
Utilities	2.2%
Telecommunication Services	0.7%
Money Market Registered Investment Companies	9.5%
Bank Obligations	1.4%
U.S. Government Obligations	0.4%
Other Assets/Liabilities (Net)	0.1%
Total	100%

Top 10 Holdings	% of total net assets
mini MSCI EAFE Index TAS June17	6.3%
JPMorgan Chase & Co	3.1%
Johnson & Johnson	3.0%
Bank of America Corporation	2.5%
Pfizer Inc	2.2%
Merck & Co Inc	2.1%
mini MSCI Emerging Markets Index TAS	2.1%
Citigroup Inc	2.0%
Intel Corp	1.9%
Cisco Systems Inc	1.7%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

Page 4	2017 Semiannual Report | June 30, 2017

Dynamic Growth Fund*

Sector Concentration#	% of total net assets
Information Technology	18.5%
Financials	13.5%
Healthcare	11.8%
Industrials	7.7%
Consumer Discretionary	7.2%
Energy	3.6%
Consumer Staples	2.7%
Telecommunication Services	2.4%
Utilities	2.1%
Materials	1.3%
Real Estate Investment Trust	0.0%
Registered Investment Companies	13.3%
Money Market Registered Investment Companies	14.0%
Bank Obligations	1.0%
U.S. Government Obligations	0.5%
Other Assets/Liabilities (Net)	0.4%
Total	100%

Top 10 Holdings	% of total net assets
mini MSCI EAFE Index Futures Sept17	11.0%
iShares Core MSCI EAFE ETF	7.0%
mini MSCI Emerging Markets Index Futures	4.2%
SPDR® Blmbg Barclays High Yield Bd ETF	2.7%
iShares JP Morgan USD Em Mkts Bd ETF	2.6%
Apple Inc	2.5%
Microsoft Corp	1.8%
Johnson & Johnson	1.5%
Alphabet Inc C	1.3%
Amazon.com Inc	1.3%

Quantex Fund*

Sector Concentration#	% of total net assets
Consumer Discretionary	32.6%
Industrials	13.7%
Information Technology	13.5%
Healthcare	11.0%
Financials	5.0%
Utilities	4.6%
Real Estate Investment Trust	3.9%
Energy	3.6%
Materials	2.8%
Consumer Staples	1.3%
Telecommunication Services	0.3%
Money Market Registered Investment Companies	7.8%
Bank Obligations	1.4%
U.S. Government Obligations	0.2%
Other Assets/Liabilities (Net)	(1.7%)
Total	100%

Top 10 Holdings	% of total net assets
S&P Mid Cap Futures Emini June 2017	7.6%
RH	1.6%
Wynn Resorts Ltd	1.3%
FMC Corp	1.1%
KB Home	1.1%
New York Times Co Class A	1.1%
Wyndham Worldwide Corp	1.1%
Sothebys Class A Limited Voting	1.1%
NRG Energy Inc	1.1%
ACI Worldwide Inc	1.1%

Balanced Fund*

Sector Concentration#	% of total net assets
Information Technology	12.1%
Financials	9.0%
Healthcare	7.6%
Consumer Discretionary	5.8%
Industrials	5.4%
Energy	3.3%
Consumer Staples	2.8%
Utilities	2.8%
Telecommunication Services	1.7%
Materials	1.1%
Real Estate Investment Trust	0.3%
Registered Investment Companies	34.6%
Money Market Registered Investment Companies	14.2%
Bank Obligations	0.6%
U.S. Government Obligations	0.5%
Other Assets/Liabilities (Net)	(1.8%)
Total	100%

Top 10 Holdings	% of total net assets
E-mini S&P 500 June17	7.7%
mini MSCI EAFE Index TAS June17	5.3%
iShares Core US Aggregate Bond	3.5%
iShares Russell 2000 Growth	3.3%
iShares JPMorgan USD Emerg Markets Bond	2.8%
iShares 7-10 Year Treasury Bond	2.4%
iShares 3-7 Year Treasury Bond	2.3%
mini MSCI Emerging Markets Index TAS	2.2%
Apple Inc	2.2%
Prudential Total Return Bond Z	2.1%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

2017 Semiannual Report | June 30, 2017	Page 5

Muirfield Fund*

Sector Concentration#	% of total net assets
Information Technology	17.0%
Financials	12.5%
Healthcare	10.8%
Consumer Discretionary	8.0%
Industrials	7.6%
Energy	4.6%
Utilities	4.0%
Consumer Staples	3.8%
Telecommunication Services	2.5%
Materials	1.6%
Real Estate Investment Trust	0.3%
Registered Investment Companies	4.1%
Money Market Registered Investment Companies	21.9%
Bank Obligations	0.3%
U.S. Government Obligations	0.7%
Other Assets/Liabilities (Net)	0.3%
Total	100%

Top 10 Holdings	% of total net assets
E-mini S&P 500 June17	12.1%
mini MSCI EAFE Index TAS June17	7.5%
iShares Russell 2000 Growth	3.7%
mini MSCI Emerging Markets Index TAS	3.1%
Apple Inc	2.9%
Microsoft Corp	2.0%
Alphabet Inc C	1.4%
Amazon.com Inc	1.3%
Berkshire Hathaway Inc B	1.3%
Johnson & Johnson	1.2%

Spectrum Fund*

Sector Concentration#	% of total net assets
Long Positions
Information Technology	20.4%
Financials	17.5%
Healthcare	13.0%
Industrials	11.8%
Consumer Discretionary	9.4%
Consumer Staples	5.6%
Utilities	5.3%
Energy	4.0%
Materials	2.7%
Real Estate Investment Trust	2.5%
Telecommunication Services	2.1%
Money Market Registered Investment Companies	3.0%
Bank Obligations	0.6%
U.S. Government Obligations	1.4%
Other Assets/Liabilities (Net)	39.9%
139.2%
Short Positions
Financials	(9.8%)
Industrials	(6.2%)
Information Technology	(6.0%)
Utilities	(6.0%)
Consumer Discretionary	(4.3%)
Consumer Staples	(2.4%)
Materials	(2.4%)
Energy	(0.9%)
Healthcare	(0.6%)
Real Estate Investment Trust	(0.6%)
(39.2%)
Total	100%

Top 10 Holdings	% of total net assets
E-mini S&P 500 June17	31.9%
mini MSCI EAFE Index TAS June17	7.0%
mini MSCI Emerging Markets Index TAS	3.2%
Apple Inc	2.0%
Microsoft Corp	1.5%
Johnson & Johnson	1.0%
Alphabet Inc C	1.0%
Amazon.com Inc	0.9%
JPMorgan Chase & Co	0.8%
Pfizer Inc	0.8%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

Page 6	2017 Semiannual Report | June 30, 2017

Infrastructure Fund*

Sector Concentration#	% of total net assets
Telecommunication Services	28.9%
Utility Services	21.7%
Pipelines	16.2%
Natural Gas Distribution	15.2%
Electric Utility	8.4%
Water Utility	3.4%
Money Market Registered Investment Companies	2.7%
Bank Obligations	2.6%
U.S. Government Obligations	0.2%
Other Assets/Liabilities (Net)	0.7%
Total	100%

Top 10 Holdings	% of total net assets
E-mini S&P 500 June17	8.1%
FedEx Corp	4.4%
Corning Inc	4.3%
National Grid PLC ADR	4.1%
Qualcomm Inc	4.0%
OGE Energy Corp	4.0%
Targa Resources Corp	3.6%
American Tower Corp	3.6%
Veolia Environnement SA ADR	3.5%
United Parcel Service Inc Class B	3.4%

Total Return Bond Fund

Sector Concentration#	% of total net assets
Registered Investment Companies	97.2%
Money Market Registered Investment Companies	2.4%
Bank Obligations	0.7%
Other Assets/Liabilities (Net)	(0.3%)
Total	100%

Top 10 Holdings	% of total net assets
iShares JP Morgan USD Em Mkts Bd ETF	19.1%
iShares iBoxx $ High Yield Corp Bd ETF	10.7%
SPDR® Blmbg Barclays High Yield Bd ETF	10.6%
TCW Emerging Markets Income I	8.4%
Lord Abbett High Yield I	5.2%
iShares 7-10 Year Treasury Bond ETF	5.2%
iShares 3-7 Year Treasury Bond ETF	5.1%
Prudential Total Return Bond Z	4.2%
Baird Core Plus Bond Inst	3.6%
JPMorgan Core Plus Bond I	3.5%

Prime Money Market Fund

Sector Concentration#	% of total net assets
Money Market Registered Investment Companies	35.3%
Commercial Paper	28.9%
Repurchase Agreements	19.3%
Corporate Obligations	9.7%
Certificates of Deposit	6.1%
U.S. Government Agency Obligations	0.6%
Other Assets/Liabilities (Net)	0.1%
Total	100%

Top 10 Holdings	% of total net assets
Fidelity Prime Institutional Money Market Portfolio, 1.18%	24.9%
Int'l FCStone Repo, 1.08%, 7/3/2017	19.3%
Morgan Stanley Government Institutional Fund, 0.84%	10.4%
General Elecrtric Corp., 1.72%, 9/7/2017	2.8%
Prudential Funding LLC, 1.05%, 7/18/2017	2.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY, 1.32%, 7/25/2017	2.1%
Westpac Banking Corp., 1.60%, 7/12/2017	1.4%
Westpac Banking Corp., 1.50%, 12/1/2017	1.4%
Royal Bank of Canada, 1.50%, 7/16/2017	1.4%
Royal Bank of Canada, 1.40%, 7/25/2017	1.4%

Institutional Prime Money Market Fund

Sector Concentration#	% of total net assets
Commercial Paper	41.5%
Money Market Registered Investment Companies	33.7%
Repurchase Agreements	11.9%
Corporate Obligations	5.8%
Certificates of Deposit	4.1%
U.S. Government Agency Obligations	3.0%
Total	100%

Top 10 Holdings	% of total net assets
Fidelity Prime Institutional Money Market Portfolio, 1.18%	28.5%
Int'l FCStone Repo, 1.08%, 7/3/2017	11.9%
Morgan Stanley Government Institutional Fund, 0.84%	5.2%
Prudential Funding LLC, 1.05%, 7/18/2017	4.7%
General Electric Capital Corp., 0.99%, 7/10/2017	2.6%
Federal Home Loan Bank, 0.95%, 7/21/2017	2.6%
General Elecrtric Capital Corp., 1.72%, 9/7/2017	2.1%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY, 1.37%, 9/15/2017	1.6%
Banque et Caisse d'Epargne de l'Etat, 1.26%, 7/5/2017	1.0%
Bank of Montreal Yankee CD, 1.40%, 10/10/2017	0.8%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

2017 Semiannual Report | June 30, 2017	Page 7

Shareholder Expense Analysis (Unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from January 1, 2017 to June 30, 2017.

ACTUAL EXPENSES: You may use actual account values and actual expenses, along with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: Hypothetical account values and hypothetical expenses are based on the Funds’ actual expense ratios and assume rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/16)	Ending Account Value (6/30/17)	Expenses Paid During Period[1] (12/31/16 - 6/30/17)	Expense Ratio[2] (Annualized)
Muirfield Fund - Retail Class	Actual	$1,000.00	$1,084.00	$6.77	1.31%
	Hypothetical	1,000.00	1,018.30	6.56	1.31%
Infrastructure Fund - Retail Class	Actual	1,000.00	1,032.80	9.93	1.97%
	Hypothetical	1,000.00	1,015.03	9.84	1.97%
Quantex Fund - Retail Class	Actual	1,000.00	1,031.20	7.45	1.48%
	Hypothetical	1,000.00	1,017.46	7.40	1.48%
Dynamic Growth Fund - Retail Class	Actual	1,000.00	1,087.00	7.87	1.52%
	Hypothetical	1,000.00	1,017.26	7.60	1.52%
Aggressive Growth Fund - Retail Class	Actual	1,000.00	1,031.90	8.67	1.72%
	Hypothetical	1,000.00	1,016.27	8.60	1.72%
Balanced Fund - Retail Class	Actual	1,000.00	1,065.70	7.63	1.49%
	Hypothetical	1,000.00	1,017.41	7.45	1.49%
Global Opportunities Fund - Retail Class	Actual	1,000.00	1,094.70	8.21	1.58%
	Hypothetical	1,000.00	1,016.96	7.90	1.58%
Spectrum Fund - Retail Class	Actual	1,000.00	1,071.00	11.09	2.16%
	Hypothetical	1,000.00	1,014.08	10.79	2.16%
Dividend Opportunities Fund - Retail Class	Actual	1,000.00	1,047.40	8.48	1.67%
	Hypothetical	1,000.00	1,016.51	8.35	1.67%
Total Return Bond Fund - Retail Class	Actual	1,000.00	1,027.30	5.13	1.02%
	Hypothetical	1,000.00	1,019.74	5.11	1.02%
Prime Money Market Fund	Actual	1,000.00	1,002.70	2.33	0.47%
	Hypothetical	1,000.00	1,022.46	2.36	0.47%
Institutional Prime Money Market Fund	Actual	1,000.00	1,004.10	0.89	0.18%
	Hypothetical	1,000.00	1,023.90	0.90	0.18%
Muirfield Fund - Adviser Class	Actual	1,000.00	1,086.80	6.05	1.17%
	Hypothetical	1,000.00	1,018.99	5.86	1.17%
Infrastructure Fund - Adviser Class	Actual	1,000.00	1,034.70	9.59	1.90%
	Hypothetical	1,000.00	1,015.37	9.49	1.90%
Quantex Fund - Adviser Class	Actual	1,000.00	1,033.00	6.70	1.33%
	Hypothetical	1,000.00	1,018.20	6.66	1.33%

Page 8	2017 Semiannual Report | June 30, 2017

		Beginning Account Value (12/31/16)	Ending Account Value (6/30/17)	Expenses Paid During Period[1] (12/31/16 - 6/30/17)	Expense Ratio[2] (Annualized)
Dynamic Growth Fund - Adviser Class	Actual	$1,000.00	$1,087.40	$6.37	1.23%
	Hypothetical	1,000.00	1,018.70	6.16	1.23%
Aggressive Growth Fund - Adviser Class	Actual	1,000.00	1,033.80	7.77	1.54%
	Hypothetical	1,000.00	1,017.16	7.70	1.54%
Balanced Fund - Adviser Class	Actual	1,000.00	1,069.00	6.46	1.26%
	Hypothetical	1,000.00	1,018.55	6.31	1.26%
Global Opportunities Fund - Adviser Class	Actual	1,000.00	1,097.20	7.07	1.36%
	Hypothetical	1,000.00	1,018.05	6.80	1.36%
Spectrum Fund - Adviser Class	Actual	1,000.00	1,071.90	10.84	2.11%
	Hypothetical	1,000.00	1,014.33	10.54	2.11%
Dividend Opportunities Fund - Adviser Class	Actual	1,000.00	1,049.00	7.52	1.48%
	Hypothetical	1,000.00	1,017.46	7.40	1.48%
Total Return Bond Fund - Adviser Class	Actual	1,000.00	1,030.00	3.93	0.78%
	Hypothetical	1,000.00	1,020.93	3.91	0.78%
Muirfield Fund - Institutional Class	Actual	1,000.00	1,085.30	5.02	0.97%
	Hypothetical	1,000.00	1,019.98	4.86	0.97%
Infrastructure Fund - Institutional Class	Actual	1,000.00	1,035.10	8.33	1.65%
	Hypothetical	1,000.00	1,016.61	8.25	1.65%
Quantex Fund - Institutional Class	Actual	1,000.00	1,033.30	5.95	1.18%
	Hypothetical	1,000.00	1,018.94	5.91	1.18%
Dynamic Growth Fund - Institutional Class	Actual	1,000.00	1,088.50	5.49	1.06%
	Hypothetical	1,000.00	1,019.54	5.31	1.06%
Aggressive Growth Fund - Institutional Class	Actual	1,000.00	1,033.80	6.66	1.32%
	Hypothetical	1,000.00	1,018.25	6.61	1.32%
Balanced Fund - Institutional Class	Actual	1,000.00	1,068.00	5.44	1.06%
	Hypothetical	1,000.00	1,019.54	5.31	1.06%
Global Opportunities Fund - Institutional Class	Actual	1,000.00	1,097.10	6.19	1.19%
	Hypothetical	1,000.00	1,018.89	5.96	1.19%
Spectrum Fund - Institutional Class	Actual	1,000.00	1,071.90	8.89	1.73%
	Hypothetical	1,000.00	1,016.22	8.65	1.73%
Dividend Opportunities Fund - Institutional Class	Actual	1,000.00	1,049.10	6.40	1.26%
	Hypothetical	1,000.00	1,018.55	6.31	1.26%
Total Return Bond Fund - Institutional Class	Actual	1,000.00	1,030.00	2.97	0.59%
	Hypothetical	1,000.00	1,021.87	2.96	0.59%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period by 181/365 (to reflect the total number of days in the six-month period).
[2]	Does not include the effects of acquired fund fees and expenses.

2017 Semiannual Report | June 30, 2017	Page 9

2017 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2017 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 72.7%
Consumer Discretionary — 8.0%
Amazon.com, Inc. (2)	5,166	5,000,688
Bed Bath & Beyond, Inc.	9,390	285,456
Best Buy Co., Inc.	11,641	667,379
Brinker International, Inc.	3,926	149,581
Brunswick Corp./DE	8,040	504,349
Burlington Stores, Inc. (2)	1,555	143,044
CalAtlantic Group, Inc.	13,087	462,625
Coach, Inc.	16,821	796,306
Comcast Corp.	82,777	3,221,681
Delphi Automotive PLC	7,748	679,112
Discovery Communications, Inc. (2)	4,740	119,495
Dollar Tree, Inc. (2)	1,410	98,587
Extended Stay America, Inc.	7,455	144,329
Foot Locker, Inc.	14,007	690,265
GameStop Corp.	6,711	145,025
Gap, Inc./The	8,695	191,203
General Motors Co.	78,894	2,755,767
Graham Holdings Co.	596	357,391
H&R Block, Inc.	5,843	180,607
Hasbro, Inc.	1,147	127,902
Home Depot, Inc./The	15,964	2,448,878
International Game Technology PLC	2,253	41,230
Kohl's Corp.	12,793	494,705
Lear Corp.	6,098	866,404
Liberty Expedia Holdings, Inc. (2)	6,009	324,606
Liberty Interactive Corp. QVC Group (2)	258	6,331
Lowe's Cos., Inc.	567	43,960
Michael Kors Holdings, Ltd. (2)	16,454	596,458
Michaels Cos., Inc./The (2)	3,178	58,857
NVR, Inc. (2)	417	1,005,224
Panera Bread Co. (2)	256	80,548
Priceline Group, Inc./The (2)	544	1,017,563
PVH Corp.	2,414	276,403
Staples, Inc.	26,659	268,456
Target Corp.	29,880	1,562,425
TEGNA, Inc.	28,550	411,406
Thor Industries, Inc.	468	48,915
Time Warner, Inc.	11,840	1,188,854
Tupperware Brands Corp.	1,934	135,825
Walt Disney Co./The	25,199	2,677,394
Wyndham Worldwide Corp.	6,646	667,325
Yum China Holdings, Inc. (2)	2,784	109,773
		31,052,332

Consumer Staples — 3.8%
Altria Group, Inc.	33,759	2,514,033
Archer-Daniels-Midland Co.	23,779	983,975
Bunge, Ltd.	8,492	633,503
Costco Wholesale Corp.	2,048	327,537
Energizer Holdings, Inc.	7,308	350,930
Flowers Foods, Inc.	2,638	45,664
Kroger Co./The	63,655	1,484,435
Nu Skin Enterprises, Inc.	5,417	340,404
PepsiCo, Inc.	35,454	4,094,582
Pinnacle Foods, Inc.	4,109	244,075
Tyson Foods, Inc.	1,947	121,941
Wal-Mart Stores, Inc.	45,337	3,431,104
		14,572,183

Energy — 4.6%
Baker Hughes, LLC	11,335	617,871
Chevron Corp.	26,217	2,735,220
ConocoPhillips	14,182	623,441
Devon Energy Corp.	11,334	362,348
Energen Corp. (2)	4,496	221,968
EOG Resources, Inc.	6,089	551,176
Exxon Mobil Corp.	54,995	4,439,746
Kinder Morgan, Inc./DE	48,856	936,081
Marathon Petroleum Corp.	44,107	2,308,119
Rowan Cos. Plc (2)	18,320	187,597
Schlumberger, Ltd.	5,244	345,265
Tesoro Corp.	7,192	673,171
Transocean, Ltd. (2)	44,755	368,334
Valero Energy Corp.	27,533	1,857,376
Williams Cos., Inc./The	40,133	1,215,227
World Fuel Services Corp.	6,947	267,112
		17,710,052

Financials — 12.5%
AGNC Investment Corp.	35,924	764,822
Allied World Assurance Co. Holdings AG	8,125	429,813
Allstate Corp./The	28,277	2,500,818
American Express Co.	34,318	2,890,948
American Financial Group, Inc./OH	4,557	452,829
Ameriprise Financial, Inc.	15,653	1,992,470
Annaly Capital Management, Inc.	182,293	2,196,631
Assurant, Inc.	2,548	264,202
Assured Guaranty, Ltd.	7,943	331,541
Bank of America Corp.	155,194	3,765,006
Berkshire Hathaway, Inc. (2)	35,878	6,076,657
Chimera Investment Corp.	35,753	666,078
Citigroup, Inc.	38,303	2,561,705
Citizens Financial Group, Inc.	14,580	520,214

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 11

Schedule of Investments
June 30, 2017 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
CNA Financial Corp.	10,645	518,944
Discover Financial Services	14,961	930,425
Donnelley Financial Solutions, Inc. (2)	3,613	82,954
E*TRADE Financial Corp. (2)	4,345	165,240
East West Bancorp, Inc.	9,423	551,999
Everest Re Group, Ltd.	3,282	835,564
FNF Group	38,410	1,721,920
JPMorgan Chase & Co.	48,816	4,461,782
Lazard, Ltd.	17,712	820,597
Leucadia National Corp.	2,569	67,205
LPL Financial Holdings, Inc.	6,259	265,757
M&T Bank Corp.	2,843	460,424
Morgan Stanley	43,764	1,950,124
Northern Trust Corp.	25	2,430
PNC Financial Services Group, Inc./The	2,644	330,156
Popular, Inc.	4,047	168,800
Progressive Corp./The	19,260	849,173
Prudential Financial, Inc.	25,847	2,795,095
Raymond James Financial, Inc.	2,680	214,990
Regions Financial Corp.	100,675	1,473,882
Reinsurance Group of America, Inc.	6,423	824,649
S&P Global, Inc.	17,527	2,558,767
Wells Fargo & Co.	19,613	1,086,756
XL Group, Ltd.	3,190	139,722
		48,691,089

Healthcare — 10.8%
AbbVie, Inc.	38,089	2,761,833
Agilent Technologies, Inc.	4,687	277,986
Akorn, Inc. (2)	624	20,929
Align Technology, Inc. (2)	1,162	174,439
Allergan PLC	477	115,954
Amgen, Inc.	12,323	2,122,390
Anthem, Inc.	14,138	2,659,782
Baxter International, Inc.	40,708	2,464,462
Biogen, Inc. (2)	3,846	1,043,651
Bioverativ, Inc. (2)	5,866	352,957
Celgene Corp. (2)	2,280	296,104
Centene Corp. (2)	11,471	916,303
Cerner Corp. (2)	21,198	1,409,031
CR Bard, Inc.	4,873	1,540,404
Gilead Sciences, Inc.	38,342	2,713,847
HCA Healthcare, Inc. (2)	19,371	1,689,151
Hill-Rom Holdings, Inc.	7,060	562,047
Humana, Inc.	8,651	2,081,604
Incyte Corp. (2)	3,806	479,213
Johnson & Johnson	38,195	5,052,817
McKesson Corp.	5,572	916,817
Merck & Co., Inc.	25,559	1,638,076
Mettler-Toledo International, Inc. (2)	1,643	966,971
Pfizer, Inc.	15,308	514,196
Premier, Inc. (2)	16,326	587,736
Quest Diagnostics, Inc.	13,756	1,529,117
Regeneron Pharmaceuticals, Inc. (2)	927	455,287
Seattle Genetics, Inc. (2)	1,912	98,927
United Therapeutics Corp. (2)	4,041	524,239
UnitedHealth Group, Inc.	22,825	4,232,212
Vertex Pharmaceuticals, Inc. (2)	5,693	733,657
VWR Corp. (2)	1,031	34,033
WellCare Health Plans, Inc. (2)	3,925	704,773
		41,670,945

Industrials — 7.6%
3M Co.	16,889	3,516,121
Allison Transmission Holdings, Inc.	16,427	616,177
Boeing Co./The	17,469	3,454,495
CSX Corp.	23,557	1,285,270
Cummins, Inc.	14,904	2,417,727
Delta Air Lines, Inc.	20,020	1,075,875
Eaton Corp. PLC	32,856	2,557,182
General Dynamics Corp.	8,885	1,760,119
HD Supply Holdings, Inc. (2)	1,841	56,390
Honeywell International, Inc.	1,113	148,352
Huntington Ingalls Industries, Inc.	5,034	937,129
Ingersoll-Rand PLC	26,142	2,389,117
JetBlue Airways Corp. (2)	5,150	117,575
LSC Communications, Inc.	2,133	45,646
ManpowerGroup, Inc.	10,071	1,124,427
Masco Corp.	3,441	131,481
Owens Corning	14,770	988,408
Quanta Services, Inc. (2)	10,361	341,084
Regal Beloit Corp.	5,077	414,029
Robert Half International, Inc.	6,359	304,787
Ryder System, Inc.	3,408	245,308
Southwest Airlines Co.	23,497	1,460,104
Spirit AeroSystems Holdings, Inc.	8,206	475,456
Timken Co./The	5,107	236,199
Toro Co./The	9,700	672,113
Union Pacific Corp.	16,443	1,790,807
United Continental Holdings, Inc. (2)	7,512	565,278
United Rentals, Inc. (2)	1,899	214,036
		29,340,692

The accompanying notes are an integral part of these financial statements.

Page 12	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Information Technology — 17.0%
Accenture PLC	19,882	2,459,006
Activision Blizzard, Inc.	4,808	276,797
Adobe Systems, Inc. (2)	15,586	2,204,484
Alphabet, Inc. - Class C (2)	5,756	5,230,650
Alphabet, Inc. - Class A (2)	2,090	1,943,031
ANSYS, Inc. (2)	3,841	467,373
Apple, Inc.	69,191	9,964,888
Applied Materials, Inc.	44,262	1,828,463
Booz Allen Hamilton Holding Corp.	12,551	408,410
Cadence Design Systems, Inc. (2)	51,447	1,722,960
Cisco Systems, Inc.	118,560	3,710,928
Corning, Inc.	58,495	1,757,775
DXC Technology Co.	11,768	902,841
eBay, Inc. (2)	56,715	1,980,488
Electronic Arts, Inc. (2)	11,255	1,189,879
Facebook, Inc. (2)	26,843	4,052,756
HP, Inc.	91,688	1,602,706
IAC/InterActiveCorp (2)	6,853	707,504
Intel Corp.	87,973	2,968,209
International Business Machines Corp.	14,381	2,212,229
Intuit, Inc.	13,598	1,805,950
Jabil, Inc.	13,378	390,504
Juniper Networks, Inc.	41,522	1,157,633
Maxim Integrated Products, Inc.	9,898	444,420
Micron Technology, Inc. (2)	7,899	235,864
Microsoft Corp.	106,435	7,336,565
NVIDIA Corp.	5,852	845,965
Oracle Corp.	26,882	1,347,863
Skyworks Solutions, Inc.	6,902	662,247
Synopsys, Inc. (2)	26,325	1,919,882
Texas Instruments, Inc.	30,502	2,346,519
		66,084,789

Materials — 1.6%
Berry Global Group, Inc. (2)	3,332	189,957
Crown Holdings, Inc. (2)	12,176	726,420
Eastman Chemical Co.	6,843	574,744
Huntsman Corp.	12,877	332,742
LyondellBasell Industries NV	29,638	2,501,151
Nucor Corp.	12,722	736,222
Owens-Illinois, Inc. (2)	5,870	140,410
Packaging Corp. of America	3,153	351,213
Reliance Steel & Aluminum Co.	945	68,805
Steel Dynamics, Inc.	12,961	464,133
		6,085,797

Real Estate Investment Trust — 0.3%
CoreCivic, Inc.	360	9,929
DDR Corp.	1,908	17,306
HCP, Inc.	1,110	35,476
SBA Communications Corp. (2)	448	60,435
Simon Property Group, Inc.	6,025	974,604
VEREIT, Inc.	16,397	133,472
		1,231,222

Telecommunication Services — 2.5%
AT&T, Inc.	87,771	3,311,600
Level 3 Communications, Inc. (2)	9,306	551,846
Telephone & Data Systems, Inc.	6,703	186,008
T-Mobile US, Inc. (2)	34,266	2,077,205
Verizon Communications, Inc.	75,130	3,355,306
		9,481,965

Utilities — 4.0%
AES Corp./VA	31,530	350,298
CenterPoint Energy, Inc.	79,899	2,187,635
Edison International	23,842	1,864,206
Eversource Energy	13,337	809,689
Exelon Corp.	1,458	52,590
PG&E Corp.	36,770	2,440,423
PPL Corp.	62,222	2,405,503
UGI Corp.	34,882	1,688,638
Vectren Corp.	21,348	1,247,577
Xcel Energy, Inc.	50,914	2,335,934
		15,382,493

Total Common Stocks (Cost $263,959,759)		281,303,559

Registered Investment Companies — 4.1%
iShares Russell 2000 Growth Index Fund (7)	91,035	15,363,976
Total Registered Investment Companies (Cost $14,256,382)		15,363,976

Money Market Registered Investment Companies — 21.9%
Meeder Institutional Prime Money Market Fund, 1.05% (3)	84,854,463	84,854,463
Total Money Market Registered Investment Companies (Cost $84,863,302)		84,854,463

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 13

Schedule of Investments
June 30, 2017 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Bank Obligations — 0.3%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (4)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (4)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (4)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (4)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (4)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.7%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (5)	2,856,000	2,849,822
Total U.S. Government Obligations (Cost $2,849,717)		2,849,822
Total Investments — 99.7% (Cost $367,176,107) (1)		385,618,767
Other Assets less Liabilities — 0.3%		1,260,693
Total Net Assets — 100.0%		386,879,460

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	5,414	57,713
Meeder Balanced Fund	2,899	33,078
Meeder Dynamic Growth Fund	1,965	20,711
Meeder Muirfield Fund	2,649	19,470
Meeder Infrastructure Fund	846	18,629
Total Trustee Deferred Compensation (Cost $130,394)		149,601

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $29,855,680	316	(100,475)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $12,553,335	249	(109,052)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $47,449,640	392	(185,342)
Total Futures Contracts	957	(394,869)

(1)	Cost for federal income tax purposes of $370,080,356 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$19,176,108
Unrealized depreciation	(4,031,049)
Net unrealized appreciation (depreciation)	$15,145,059

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Pledged as collateral on futures contracts.
(6)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 14	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 70.8%
Consumer Discretionary — 7.2%
Amazon.com, Inc. (2)	1,615	1,563,320
Bed Bath & Beyond, Inc.	3,209	97,554
Best Buy Co., Inc.	7,300	418,509
Brinker International, Inc.	942	35,890
Brunswick Corp./DE	1,691	106,076
Burlington Stores, Inc. (2)	404	37,164
CalAtlantic Group, Inc.	3,618	127,896
Coach, Inc.	3,562	168,625
Comcast Corp.	20,789	809,108
Delphi Automotive PLC	353	30,940
Discovery Communications, Inc. (2)	1,762	44,420
Extended Stay America, Inc.	88	1,704
Foot Locker, Inc.	5,149	253,743
GameStop Corp.	3,339	72,156
General Motors Co.	23,409	817,676
H&R Block, Inc.	1,459	45,098
Home Depot, Inc./The	3,723	571,108
International Game Technology PLC	1,980	36,234
Kohl's Corp.	4,223	163,303
Lear Corp.	1,808	256,881
Liberty Expedia Holdings, Inc. (2)	423	22,850
Live Nation Entertainment, Inc. (2)	94	3,276
Michael Kors Holdings, Ltd. (2)	4,768	172,840
NVR, Inc. (2)	6	14,464
Panera Bread Co. (2)	77	24,227
PVH Corp.	391	44,770
Target Corp.	13,377	699,483
TEGNA, Inc.	8,446	121,707
Thor Industries, Inc.	370	38,672
Time Warner, Inc.	9,192	922,969
Tupperware Brands Corp.	869	61,030
Walt Disney Co./The	7,511	798,044
		8,581,737

Consumer Staples — 2.7%
Altria Group, Inc.	1,112	82,811
Archer-Daniels-Midland Co.	2,315	95,795
Bunge, Ltd.	2,408	179,637
Energizer Holdings, Inc.	858	41,201
Kroger Co./The	21,617	504,108
Nu Skin Enterprises, Inc.	801	50,335
PepsiCo, Inc.	10,622	1,226,735
Sprouts Farmers Market, Inc. (2)	476	10,791
Wal-Mart Stores, Inc.	13,721	1,038,405
		3,229,818

Energy — 3.6%
Chevron Corp.	5,210	543,559
Energen Corp. (2)	617	30,461
Exxon Mobil Corp.	15,120	1,220,638
Marathon Petroleum Corp.	14,264	746,435
Rowan Cos. Plc (2)	2,811	28,785
Targa Resources Corp.	2,114	95,553
Tesoro Corp.	1,647	154,159
Transocean, Ltd. (2)	3,413	28,089
Valero Energy Corp.	11,258	759,465
Williams Cos., Inc./The	24,086	729,324
World Fuel Services Corp.	443	17,033
		4,353,501

Financials — 13.5%
AGNC Investment Corp.	4,956	105,513
Allstate Corp./The	8,474	749,441
American Express Co.	10,365	873,148
Ameriprise Financial, Inc.	5,387	685,711
Annaly Capital Management, Inc.	50,306	606,187
Assurant, Inc.	748	77,560
Assured Guaranty, Ltd.	3,038	126,806
Bank of America Corp.	63,974	1,552,009
Berkshire Hathaway, Inc. (2)	8,714	1,475,890
Chimera Investment Corp.	12,955	241,352
Citigroup, Inc.	14,651	979,859
Citizens Financial Group, Inc.	19,200	685,056
CNA Financial Corp.	3,203	156,146
Donnelley Financial Solutions, Inc. (2)	600	13,776
East West Bancorp, Inc.	5,052	295,946
Everest Re Group, Ltd.	669	170,321
Fifth Third Bancorp	114	2,959
First American Financial Corp.	731	32,668
FNF Group	11,931	534,867
JPMorgan Chase & Co.	16,491	1,507,277
Lazard, Ltd.	3,189	147,746
Legg Mason, Inc.	562	21,446
LPL Financial Holdings, Inc.	1,457	61,864
M&T Bank Corp.	1,672	270,780
Morgan Stanley	19,255	858,003
PNC Financial Services Group, Inc./The	6,982	871,842
Popular, Inc.	3,987	166,298
Principal Financial Group, Inc.	1,568	100,462
Progressive Corp./The	2,675	117,941
Prudential Financial, Inc.	7,695	832,137
Raymond James Financial, Inc.	690	55,352
Regions Financial Corp.	26,236	384,095

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 15

Schedule of Investments
June 30, 2017 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Reinsurance Group of America, Inc.	2,094	268,849
S&P Global, Inc.	5,286	771,703
SLM Corp. (2)	2,213	25,450
Wells Fargo & Co.	4,904	271,731
		16,098,191

Healthcare — 11.8%
AbbVie, Inc.	14,016	1,016,300
Akorn, Inc. (2)	304	10,196
Align Technology, Inc. (2)	136	20,416
Amgen, Inc.	3,323	572,320
Anthem, Inc.	4,264	802,186
AquaBounty Technologies, Inc. (2)	444	3,556
Baxter International, Inc.	12,244	741,252
Biogen, Inc. (2)	602	163,359
Bioverativ, Inc. (2)	1,582	95,189
Centene Corp. (2)	5,664	452,440
Cerner Corp. (2)	10,425	692,950
CR Bard, Inc.	2,276	719,466
Gilead Sciences, Inc.	13,656	966,572
HCA Healthcare, Inc. (2)	8,420	734,224
Hill-Rom Holdings, Inc.	2,371	188,755
Humana, Inc.	3,230	777,203
IDEXX Laboratories, Inc. (2)	1,313	211,944
Incyte Corp. (2)	2,856	359,599
Johnson & Johnson	13,030	1,723,739
McKesson Corp.	2,305	379,265
Merck & Co., Inc.	6,011	385,245
Pfizer, Inc.	3,401	114,240
Premier, Inc. (2)	3,540	127,440
Quest Diagnostics, Inc.	6,278	697,862
Seattle Genetics, Inc. (2)	88	4,553
United Therapeutics Corp. (2)	1,290	167,352
UnitedHealth Group, Inc.	6,920	1,283,106
Vertex Pharmaceuticals, Inc. (2)	3,144	405,167
VWR Corp. (2)	309	10,200
WellCare Health Plans, Inc. (2)	1,506	270,417
		14,096,513

Industrials — 7.7%
3M Co.	1,016	211,521
Allison Transmission Holdings, Inc.	5,156	193,402
Boeing Co./The	5,247	1,037,594
CSX Corp.	15,174	827,893
Cummins, Inc.	4,581	743,130
Delta Air Lines, Inc.	10,649	572,277
Eaton Corp. PLC	9,903	770,750
Huntington Ingalls Industries, Inc.	833	155,071
Ingersoll-Rand PLC	7,788	711,745
JetBlue Airways Corp. (2)	751	17,145
Landstar System, Inc.	416	35,610
LSC Communications, Inc.	703	15,044
ManpowerGroup, Inc.	2,845	317,644
Owens Corning	4,990	333,931
Quanta Services, Inc. (2)	3,525	116,043
Regal Beloit Corp.	1,073	87,503
Robert Half International, Inc.	1,742	83,494
Ryder System, Inc.	1,387	99,836
Southwest Airlines Co.	12,343	766,994
Spirit AeroSystems Holdings, Inc.	3,372	195,374
Timken Co./The	1,833	84,776
Toro Co./The	2,121	146,964
Union Pacific Corp.	8,750	952,963
United Continental Holdings, Inc. (2)	8,459	636,540
United Rentals, Inc. (2)	433	48,803
Valmont Industries, Inc.	34	5,086
		9,167,133

Information Technology — 18.5%
Adobe Systems, Inc. (2)	6,183	874,524
Alphabet, Inc. - Class C (2)	1,749	1,589,369
Alphabet, Inc. - Class A (2)	617	573,613
Apple, Inc.	20,600	2,966,812
Applied Materials, Inc.	17,420	719,620
Booz Allen Hamilton Holding Corp.	2,677	87,110
Cadence Design Systems, Inc. (2)	17,424	583,530
Cisco Systems, Inc.	33,481	1,047,955
Corning, Inc.	24,338	731,357
DXC Technology Co.	6,055	464,540
eBay, Inc. (2)	21,810	761,605
Electronic Arts, Inc. (2)	5,343	564,862
Facebook, Inc. (2)	8,557	1,291,936
HP, Inc.	26,735	467,328
IAC/InterActiveCorp (2)	1,717	177,263
Intel Corp.	34,751	1,172,499
International Business Machines Corp.	3,265	502,255
Intuit, Inc.	5,480	727,799
Jabil, Inc.	3,894	113,666
Juniper Networks, Inc.	13,569	378,304
KLA-Tencor Corp.	1,442	131,957
Lam Research Corp.	2,249	318,076
Maxim Integrated Products, Inc.	4,606	206,809
Micron Technology, Inc. (2)	10,222	305,229
Microsoft Corp.	30,538	2,104,984

The accompanying notes are an integral part of these financial statements.

Page 16	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
NVIDIA Corp.	2,733	395,082
Oracle Corp.	10,053	504,057
Skyworks Solutions, Inc.	2,703	259,353
Synopsys, Inc. (2)	8,738	637,262
Teradyne, Inc.	1,914	57,477
Texas Instruments, Inc.	11,524	886,541
VMware, Inc. (2)	3,576	312,650
		21,915,424

Materials — 1.3%
Berry Global Group, Inc. (2)	471	26,852
Crown Holdings, Inc. (2)	1,900	113,354
Graphic Packaging Holding Co.	1,122	15,461
Huntsman Corp.	3,054	78,915
LyondellBasell Industries NV	9,065	764,995
Nucor Corp.	6,098	352,891
Packaging Corp. of America	422	47,007
Reliance Steel & Aluminum Co.	643	46,817
Steel Dynamics, Inc.	4,073	145,854
		1,592,146

Real Estate Investment Trust — 0.0%
CoreCivic, Inc.	726	20,023
DDR Corp.	582	5,279
Tanger Factory Outlet Centers, Inc.	1,181	30,682
		55,984

Telecommunication Services — 2.4%
AT&T, Inc.	27,604	1,041,499
Level 3 Communications, Inc. (2)	2,964	175,765
Telephone & Data Systems, Inc.	3,492	96,903
T-Mobile US, Inc. (2)	11,061	670,518
Verizon Communications, Inc.	20,490	915,083
		2,899,768

Utilities — 2.1%
CenterPoint Energy, Inc.	23,479	642,860
Edison International	3,563	278,591
PG&E Corp.	10,983	728,942
PPL Corp.	6,432	248,661
UGI Corp.	8,257	399,721
Vectren Corp.	823	48,096
Xcel Energy, Inc.	3,965	181,914
		2,528,785

Total Common Stocks (Cost $79,166,726)		84,519,000

Registered Investment Companies — 13.3%
iShares Core MSCI EAFE ETF (7)	136,530	8,313,312
iShares Core MSCI Emerging Markets ETF (7)	24,090	1,205,464
iShares JP Morgan USD Emerging Markets Bond ETF (7)	27,495	3,144,328
SPDR Bloomberg Barclays High Yield Bond ETF (7)	85,035	3,163,302
Total Registered Investment Companies (Cost $15,869,047)		15,826,406

Money Market Registered Investment Companies — 14.0%
Meeder Institutional Prime Money Market Fund, 1.05% (3)	16,681,885	16,681,885
Total Money Market Registered Investment Companies (Cost $16,683,475)		16,681,885

Bank Obligations — 1.0%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (4)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (4)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (4)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (4)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (4)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.5%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (5)	603,000	601,696
Total U.S. Government Obligations (Cost $601,673)		601,696
Total Investments — 99.6% (Cost $113,567,868) (1)		118,875,934
Other Assets less Liabilities — 0.4%		441,694
Total Net Assets — 100.0%		119,317,628

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	3,479	37,086
Meeder Balanced Fund	1,823	20,800
Meeder Dynamic Growth Fund	1,260	13,280
Meeder Muirfield Fund	1,678	12,333
Meeder Infrastructure Fund	534	11,759
Total Trustee Deferred Compensation (Cost $81,011)		95,258

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 17

Schedule of Investments
June 30, 2017 (unaudited)

Dynamic Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $13,132,720	139	(44,196)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $4,940,670	98	(42,920)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $1,210,450	10	(1,967)
Total Futures Contracts	247	(89,083)

(1)	Cost for federal income tax purposes of $114,541,222 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,483,071
Unrealized depreciation	(1,236,343)
Net unrealized appreciation (depreciation)	$4,246,728

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Pledged as collateral on futures contracts.
(6)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 18	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 68.6%
Consumer Discretionary — 9.4%
Aaron's, Inc.	377	14,665
American Axle & Manufacturing Holdings, Inc.	2,900	45,240
Big Lots, Inc.	4,665	225,320
Bridgepoint Education, Inc.	6	89
Burlington Stores, Inc. (2)	1,884	173,309
Camping World Holdings, Inc.	3,004	92,673
Capella Education Co.	250	21,400
Carter's, Inc. (2)	446	39,672
Chico's FAS, Inc. (2)	994	9,363
Children's Place, Inc./The	1,667	170,201
Cooper-Standard Holdings, Inc. (2)	1,929	194,578
Dana, Inc. (2)	12,464	278,321
Foot Locker, Inc.	5,406	266,408
Francesca's Holdings Corp. (2)	4,434	48,508
Grand Canyon Education, Inc. (2)	1,139	89,309
Hooker Furniture Corp. (2)	377	15,514
Intrawest Resorts Holdings, Inc.	81	1,923
iRobot Corp. (2)	622	52,335
Lear Corp. (2)	2,387	339,145
Liberty Expedia Holdings, Inc. (2)	3,576	193,176
MCBC Holdings, Inc. (2)	4,211	82,325
Michaels Cos., Inc./The (2)	785	14,538
Nutrisystem, Inc. (2)	2,044	106,390
NVR, Inc. (2)	35	84,371
Ollie's Bargain Outlet Holdings, Inc. (2)	721	30,715
Panera Bread Co.	135	42,476
Penn National Gaming, Inc.	2,951	63,151
Pinnacle Entertainment, Inc.	4,581	90,521
Select Comfort Corp.	5,505	195,372
Steven Madden, Ltd. (2)	2,101	83,935
Taylor Morrison Home Corp. (2)	5,722	137,385
TEGNA, Inc.	9,363	134,921
Tenneco, Inc.	4,909	283,887
Thor Industries, Inc.	888	92,814
Tupperware Brands Corp.	1,946	136,668
		3,850,618

Consumer Staples — 2.6%
Boston Beer Co., Inc./The (2)	282	37,266
Dean Foods Co.	16,010	272,170
Flowers Foods, Inc.	12,001	207,737
Ingles Markets, Inc.	1,030	34,299
John B Sanfilippo & Son, Inc.	132	8,331
Medifast, Inc.	3,998	165,797
National Beverage Corp.	761	71,199
Sanderson Farms, Inc.	1,577	182,380
SpartanNash Co.	2,496	64,796
Weis Markets, Inc.	750	36,540
		1,080,515

Energy — 1.3%
Alon USA Energy, Inc.	4,724	62,924
CVR Energy, Inc.	777	16,908
Delek US Energy, Inc.	1,838	48,597
Exterran Corp. (2)	4,693	125,303
REX American Resources Corp. (2)	376	36,307
Rowan Cos. Plc (2)	6,547	67,041
Transocean, Ltd. (2)	12,563	103,393
Unit Corp. (2)	3,953	74,040
		534,513

Financials — 13.6%
AG Mortgage Investment Trust, Inc.	14,114	258,286
AGNC Investment Corp.	13,569	288,884
American Equity Investment Life Holding Co.	4,166	109,482
ARMOUR Residential REIT, Inc.	10,488	262,200
Assurant, Inc.	1,959	203,129
Assured Guaranty, Ltd.	7,550	315,137
Chimera Investment Corp.	15,459	288,001
East West Bancorp, Inc.	5,872	343,982
Essent Group, Ltd. (2)	8,191	304,214
Evercore Partners, Inc.	2,436	171,738
Everest Re Group, Ltd.	1,368	348,279
First American Financial Corp.	1,474	65,873
Genworth Financial, Inc. (2)	3,194	12,041
Green Dot Corp. (2)	5,401	208,101
Hancock Holding Co.	2,280	111,720
HCI Group, Inc.	2,056	96,591
Invesco Mortgage Capital, Inc.	17,470	291,924
Lazard, Ltd.	3,528	163,452
LendingTree, Inc. (2)	581	100,048
LPL Financial Holdings, Inc.	1,749	74,263
MGIC Investment Corp. (2)	27,369	306,533
Moelis & Co.	2,403	93,357
New Residential Investment Corp.	15,940	248,026
Popular, Inc.	7,838	326,923
Radian Group, Inc.	6,988	114,254
Reinsurance Group of America, Inc.	1,438	184,625
Stewart Information Services Corp.	3,544	160,827
Virtu KCG Holdings LLC (2)	249	4,965

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 19

Schedule of Investments
June 30, 2017 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Walker & Dunlop, Inc. (2)	2,278	111,235
World Acceptance Corp. (2)	38	2,847
		5,570,937

Healthcare — 10.2%
Aerie Pharmaceuticals, Inc. (2)	962	50,553
Akorn, Inc. (2)	573	19,218
Align Technology, Inc. (2)	1,858	278,923
Alkermes PLC (2)	720	41,738
AMAG Pharmaceuticals, Inc. (2)	229	4,214
Anthera Pharmaceuticals, Inc. (2)	1	2
Array BioPharma, Inc. (2)	1,665	13,936
Axovant Sciences, Ltd. (2)	105	2,435
BioTelemetry, Inc. (2)	1,421	47,532
Bluebird Bio, Inc. (2)	11	1,156
Catalent, Inc. (2)	6,522	228,922
Charles River Laboratories International, Inc. (2)	983	99,430
Clovis Oncology, Inc. (2)	309	28,932
Corcept Therapeutics, Inc. (2)	38	448
Cotiviti Holdings, Inc. (2)	787	29,229
Dyax Corp. Contingent Value Rights (2)(7)	7,373	—
Eagle Pharmaceuticals, Inc./DE (2)	722	56,959
Emergent BioSolutions, Inc. (2)	1,519	51,509
Esperion Therapeutics, Inc. (2)	62	2,869
Exact Sciences Corp. (2)	1,093	38,659
Exelixis, Inc. (2)	9,717	239,330
Foundation Medicine, Inc. (2)	138	5,486
Hill-Rom Holdings, Inc.	3,918	311,912
IDEXX Laboratories, Inc. (2)	1,698	274,091
Masimo Corp. (2)	3,103	282,932
MiMedx Group, Inc. (2)	1,316	19,701
Molina Healthcare, Inc. (2)	1,411	97,613
Momenta Pharmaceuticals, Inc. (2)	67	1,132
OraSure Technologies, Inc. (2)	2,797	48,276
PAREXEL International Corp. (2)	319	27,724
PRA Health Sciences, Inc. (2)	1,218	91,362
Premier, Inc. (2)	8,241	296,676
Prestige Brands Holdings, Inc. (2)	944	49,853
Puma Biotechnology, Inc. (2)	43	3,758
Quality Systems, Inc. (2)	2,491	42,870
Quintiles IMS Holdings, Inc. (2)	1,925	172,288
Repligen Corp. (2)	52	2,155
Seattle Genetics, Inc. (2)	999	51,688
Supernus Pharmaceuticals, Inc. (2)	2,105	90,726
TESARO, Inc. (2)	358	50,070
Titan Pharmaceuticals, Inc. (2)	1,153	2,191
United Therapeutics Corp. (2)	2,015	261,406
VCA, Inc. (2)	500	46,155
Veeva Systems, Inc. (2)	4,176	256,031
VWR Corp. (2)	545	17,990
WellCare Health Plans, Inc. (2)	1,838	330,031
West Pharmaceutical Services, Inc.	1,034	97,734
		4,167,845

Industrials — 11.5%
Allison Transmission Holdings, Inc.	8,345	313,021
Argan, Inc.	1,587	95,220
Atkore International Group, Inc. (2)	7,446	167,907
Barnes Group, Inc.	710	41,556
EnerSys	3,934	285,018
Greenbrier Cos., Inc./The	765	35,381
Herman Miller, Inc.	1,227	37,301
Hub Group, Inc. (2)	398	15,263
Hubbell, Inc.	284	32,140
Huntington Ingalls Industries, Inc.	1,755	326,711
JELD-WEN Holding, Inc. (2)	762	24,735
JetBlue Airways Corp. (2)	9,061	206,863
Kelly Services, Inc.	1,714	38,479
Landstar System, Inc.	3,365	288,044
LSC Communications, Inc.	1,460	31,244
ManpowerGroup, Inc.	3,046	340,086
MasTec, Inc. (2)	3,704	167,236
Meritor, Inc. (2)	3,741	62,138
Moog, Inc. (2)	460	32,991
Owens Corning	3,095	207,117
Quad/Graphics, Inc.	3,377	77,401
Regal Beloit Corp.	2,835	231,194
REV Group, Inc.	175	4,844
Robert Half International, Inc.	4,449	213,241
RPX Corp. (2)	4,672	65,174
Rush Enterprises, Inc. (2)	1,693	62,946
Ryder System, Inc.	1,570	113,009
Spirit AeroSystems Holdings, Inc.	5,604	324,696
Timken Co./The	6,442	297,943
Toro Co./The	4,653	322,406
Vectrus, Inc. (2)	1,244	40,206
Wabash National Corp.	6,345	139,463
West Corp.	275	6,413
		4,647,387

Information Technology — 11.9%
Advanced Energy Industries, Inc. (2)	2,125	137,466
Amkor Technology, Inc. (2)	9,961	97,319

The accompanying notes are an integral part of these financial statements.

Page 20	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Anixter International, Inc. (2)	2,031	158,824
Common Stocks — continued
ANSYS, Inc. (2)	1,979	240,805
Applied Optoelectronics, Inc. (2)	660	40,781
ARRIS International PLC (2)	1,585	44,412
Arrow Electronics, Inc. (2)	1,651	129,471
Aspen Technology, Inc. (2)	5,521	305,090
Benchmark Electronics, Inc. (2)	1,297	41,893
Booz Allen Hamilton Holding Corp.	2,511	81,708
Brooks Automation, Inc.	2,397	51,991
Cabot Microelectronics Corp.	158	11,665
CACI International, Inc. (2)	1,242	155,312
Cadence Design Systems, Inc. (2)	9,988	334,498
CDW Corp./DE	2,581	161,390
Cirrus Logic, Inc. (2)	3,048	191,171
Cognex Corp.	1,594	135,331
ePlus, Inc. (2)	2	148
IAC/InterActiveCorp (2)	3,125	322,625
Ichor Holdings, Ltd. (2)	417	8,407
Insight Enterprises, Inc. (2)	1,573	62,904
InterDigital, Inc./PA	2,867	221,619
Jabil, Inc.	10,455	305,181
LogMeIn, Inc.	396	41,382
Methode Electronics, Inc.	2,090	86,108
MoneyGram International, Inc. (2)	185	3,191
Nanometrics, Inc. (2)	1,275	32,245
NCR Corp. (2)	6,313	257,823
NeuStar, Inc. (2)	353	11,773
Nuance Communications, Inc. (2)	960	16,714
Pegasystems, Inc.	413	24,099
RealPage, Inc. (2)	1,727	62,086
RingCentral, Inc. (2)	1,965	71,821
Sanmina Corp. (2)	7,586	289,027
Synopsys, Inc. (2)	3,782	275,821
Take-Two Interactive Software, Inc. (2)	771	56,576
Tech Data Corp. (2)	2,938	296,738
TTM Technologies, Inc. (2)	3,402	59,059
Ultra Clean Holdings, Inc. (2)	294	5,513
Verint Systems, Inc. (2)	892	36,304
		4,866,291

Materials — 3.0%
Chemours Co./The	3,784	143,489
Huntsman Corp.	7,393	191,035
KMG Chemicals, Inc.	1,114	54,218
Koppers Holdings, Inc. (2)	315	11,387
Kronos Worldwide, Inc.	34	619
Louisiana-Pacific Corp. (2)	9,967	240,304
Steel Dynamics, Inc.	8,137	291,386
Trinseo SA	4,379	300,837
		1,233,275

Real Estate Investment Trust — 1.4%
Global Net Lease, Inc.	239	5,315
Lexington Realty Trust	27,890	276,390
Liberty Property Trust	2	81
Sabra Health Care REIT, Inc.	3,270	78,807
Xenia Hotels & Resorts, Inc.	10,762	208,460
		569,053

Telecommunication Services — 0.4%
General Communication, Inc. (2)	169	6,192
Lumos Networks Corp. (2)	125	2,234
Straight Path Communications, Inc. (2)	74	13,294
Telephone & Data Systems, Inc.	5,006	138,917
		160,637

Utilities — 3.3%
NRG Yield, Inc.	7,717	131,652
Ormat Technologies, Inc.	4,866	285,537
SJW Group	2,245	110,409
Southwest Gas Holdings, Inc.	2,634	192,440
Spark Energy, Inc.	574	10,791
UGI Corp.	6,778	328,122
Vectren Corp.	5,192	303,420
		1,362,371

Total Common Stocks (Cost $26,877,836)		28,043,442

Registered Investment Companies — 11.7%
iShares Core MSCI EAFE ETF (8)	36,743	2,237,281
iShares Core MSCI Emerging Markets ETF (8)	5,206	260,508
iShares JP Morgan USD Emerging Markets Bond ETF (8)	9,925	1,135,023
SPDR Bloomberg Barclays High Yield Bond ETF (8)	30,700	1,142,040
Total Registered Investment Companies (Cost $4,800,196)		4,774,852

Money Market Registered Investment Companies — 17.6%
Meeder Institutional Prime Money Market Fund, 1.05% (3)	7,188,216	7,188,216
Total Money Market Registered Investment Companies (Cost $7,188,913)		7,188,216

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 21

Schedule of Investments
June 30, 2017 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Bank Obligations — 1.2%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (4)	249,434	249,434
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (4)	248,000	248,000
Total Bank Obligations (Cost $497,434)		497,434

U.S. Government Obligations — 0.6%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (5)	264,000	263,429
Total U.S. Government Obligations (Cost $263,419)		263,429
Total Investments — 99.7% (Cost $39,627,798) (1)		40,767,373
Other Assets less Liabilities — 0.3%		104,636
Total Net Assets — 100.0%		40,872,009

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	1,939	20,670
Meeder Balanced Fund	1,035	11,809
Meeder Dynamic Growth Fund	698	7,357
Meeder Muirfield Fund	939	6,902
Meeder Infrastructure Fund	299	6,584
Total Trustee Deferred Compensation (Cost $46,387)		53,322

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $5,196,400	55	(17,488)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $1,814,940	36	(15,767)
Russell 2000 Mini Index Futures expiring September 2017, notional value $424,290	6	(1,697)
E-mini Standard & Poors MidCap 400 Futures expiring September 2017, notional value $698,440	4	(6,448)
Total Futures Contracts	101	(41,400)

(1)	Cost for federal income tax purposes of $39,669,687 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,875,285
Unrealized depreciation	(815,168)
Net unrealized appreciation (depreciation)	$1,060,117

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Pledged as collateral on futures contracts.
(6)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Fair valued security deemed as Level 3 security.
(8)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 22	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 51.9%
Consumer Discretionary — 5.8%
Amazon.com, Inc. (2)	2,009	1,944,712
Bed Bath & Beyond, Inc.	4,132	125,613
Best Buy Co., Inc.	4,260	244,226
Brinker International, Inc.	1,892	72,085
Brunswick Corp./DE	3,150	197,600
Burlington Stores, Inc. (2)	689	63,381
Cable One, Inc.	33	23,460
CalAtlantic Group, Inc.	5,317	187,956
Charter Communications, Inc. (2)	316	106,445
Coach, Inc.	6,532	309,225
Comcast Corp.	33,793	1,315,224
Delphi Automotive PLC	2,906	254,711
Discovery Communications, Inc. (2)	1,753	44,193
Dollar Tree, Inc. (2)	819	57,264
Extended Stay America, Inc.	3,136	60,713
Foot Locker, Inc.	5,552	273,603
GameStop Corp.	2,833	61,221
Gap, Inc./The	4,104	90,247
General Motors Co.	28,672	1,001,513
Graham Holdings Co.	201	120,530
H&R Block, Inc.	2,445	75,575
Hasbro, Inc.	500	55,755
Home Depot, Inc./The	6,720	1,030,848
International Game Technology PLC	1,053	19,270
Kohl's Corp.	4,981	192,615
Lear Corp.	2,310	328,205
Liberty Expedia Holdings, Inc. (2)	2,158	116,575
Liberty Interactive Corp. QVC Group (2)	328	8,049
Michael Kors Holdings, Ltd. (2)	6,728	243,890
Michaels Cos., Inc./The (2)	998	18,483
NIKE, Inc.	740	43,660
NVR, Inc. (2)	176	424,267
Panera Bread Co. (2)	101	31,779
Priceline Group, Inc./The (2)	287	536,839
PVH Corp.	1,053	120,569
Staples, Inc.	10,819	108,947
Target Corp.	11,403	596,263
TEGNA, Inc.	11,085	159,735
Thor Industries, Inc.	167	17,455
Time Warner, Inc.	3,242	325,529
Tupperware Brands Corp.	967	67,912
Walt Disney Co./The	9,553	1,015,006
Wyndham Worldwide Corp.	2,688	269,902
Yum China Holdings, Inc. (2)	1,410	55,596
		12,416,646

Consumer Staples — 2.8%
Altria Group, Inc.	12,443	926,630
Archer-Daniels-Midland Co.	9,766	404,117
Bunge, Ltd.	3,547	264,606
Coca-Cola Co./The	1,026	46,016
Costco Wholesale Corp.	907	145,057
Energizer Holdings, Inc.	3,664	175,945
Flowers Foods, Inc.	1,794	31,054
Kimberly-Clark Corp.	245	31,632
Kroger Co./The	21,638	504,598
Nu Skin Enterprises, Inc.	2,296	144,281
PepsiCo, Inc.	13,965	1,612,818
Philip Morris International, Inc.	358	42,047
Pinnacle Foods, Inc.	2,422	143,867
Sprouts Farmers Market, Inc. (2)	20	453
Tyson Foods, Inc.	1,246	78,037
Wal-Mart Stores, Inc.	17,857	1,351,418
		5,902,576

Energy — 3.3%
Baker Hughes, LLC	4,645	253,199
Chevron Corp.	10,988	1,146,378
Concho Resources, Inc. (2)	136	16,528
ConocoPhillips	3,926	172,587
Devon Energy Corp.	4,850	155,055
Energen Corp. (2)	1,787	88,224
EOG Resources, Inc.	4,344	393,219
Exxon Mobil Corp.	21,020	1,696,945
Kinder Morgan, Inc./DE	17,327	331,985
Marathon Petroleum Corp.	15,848	829,326
Rowan Cos. Plc (2)	7,542	77,230
Schlumberger, Ltd.	2,641	173,883
Tesoro Corp.	2,583	241,769
Transocean, Ltd. (2)	18,570	152,831
Valero Energy Corp.	10,449	704,890
Williams Cos., Inc./The	17,730	536,864
World Fuel Services Corp.	2,421	93,087
		7,064,000

Financials — 9.0%
AGNC Investment Corp.	15,465	329,250
Allied World Assurance Co. Holdings AG	3,162	167,270
Allstate Corp./The	11,138	985,045
American Express Co.	13,209	1,112,726
American Financial Group, Inc./OH	1,311	130,274
Ameriprise Financial, Inc.	5,921	753,684
Annaly Capital Management, Inc.	71,792	865,094

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 23

Schedule of Investments
June 30, 2017 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Assurant, Inc.	1,089	112,918
Assured Guaranty, Ltd.	3,236	135,071
Bank of America Corp.	58,385	1,416,420
Berkshire Hathaway, Inc. (2)	14,132	2,393,537
Chimera Investment Corp.	12,236	227,957
Citigroup, Inc.	14,501	969,827
Citizens Financial Group, Inc.	3,649	130,196
CNA Financial Corp.	7,620	371,475
Discover Financial Services	4,976	309,457
Donnelley Financial Solutions, Inc. (2)	1,629	37,402
E*TRADE Financial Corp. (2)	1,077	40,958
East West Bancorp, Inc.	3,162	185,230
Everest Re Group, Ltd.	1,410	358,972
FNF Group	17,574	787,842
JPMorgan Chase & Co.	18,564	1,696,750
Lazard, Ltd.	6,834	316,619
Leucadia National Corp.	176	4,604
LPL Financial Holdings, Inc.	2,191	93,030
M&T Bank Corp.	261	42,269
Morgan Stanley	14,959	666,573
PNC Financial Services Group, Inc./The	4,998	624,100
Popular, Inc.	532	22,190
Progressive Corp./The	6,197	273,226
Prudential Financial, Inc.	10,179	1,100,757
Raymond James Financial, Inc.	804	64,497
Regions Financial Corp.	38,931	569,950
Reinsurance Group of America, Inc.	2,319	297,736
S&P Global, Inc.	6,903	1,007,769
Wells Fargo & Co.	7,290	403,939
XL Group, Ltd.	2,187	95,791
		19,100,405

Healthcare — 7.6%
AbbVie, Inc.	15,337	1,112,086
Agilent Technologies, Inc.	2,334	138,430
Akorn, Inc. (2)	400	13,416
Align Technology, Inc. (2)	451	67,704
Allergan PLC	631	153,390
Amgen, Inc.	4,749	817,920
Anthem, Inc.	3,900	733,707
Baxter International, Inc.	16,034	970,698
Biogen, Inc. (2)	1,479	401,341
Bioverativ, Inc. (2)	2,083	125,334
Celgene Corp. (2)	1,171	152,078
Centene Corp. (2)	4,655	371,841
Cerner Corp. (2)	7,755	515,475
CR Bard, Inc.	1,859	587,648
Gilead Sciences, Inc.	14,266	1,009,747
HCA Healthcare, Inc. (2)	7,795	679,724
Hill-Rom Holdings, Inc.	3,303	262,952
Humana, Inc.	3,174	763,728
Incyte Corp. (2)	1,528	192,390
Johnson & Johnson	14,797	1,957,495
McKesson Corp.	2,111	347,344
Merck & Co., Inc.	10,337	662,498
Mettler-Toledo International, Inc. (2)	579	340,765
Pfizer, Inc.	9,750	327,503
Premier, Inc. (2)	7,294	262,584
Quest Diagnostics, Inc.	6,225	691,971
Regeneron Pharmaceuticals, Inc. (2)	381	187,124
Seattle Genetics, Inc. (2)	716	37,046
United Therapeutics Corp. (2)	1,609	208,736
UnitedHealth Group, Inc.	8,704	1,613,896
Vertex Pharmaceuticals, Inc. (2)	2,376	306,195
VWR Corp. (2)	406	13,402
WellCare Health Plans, Inc. (2)	1,420	254,975
		16,281,143

Industrials — 5.4%
3M Co.	6,388	1,329,918
Allison Transmission Holdings, Inc.	6,844	256,718
Boeing Co./The	6,881	1,360,718
CSX Corp.	8,604	469,434
Cummins, Inc.	4,962	804,936
Delta Air Lines, Inc.	6,934	372,633
Eaton Corp. PLC	12,934	1,006,653
General Dynamics Corp.	2,682	531,304
HD Supply Holdings, Inc. (2)	1,378	42,208
Honeywell International, Inc.	4,534	604,337
Huntington Ingalls Industries, Inc.	2,161	402,292
Ingersoll-Rand PLC	8,471	774,165
JetBlue Airways Corp. (2)	2,015	46,002
LSC Communications, Inc.	969	20,737
ManpowerGroup, Inc.	3,466	386,979
Masco Corp.	2,428	92,774
Owens Corning	5,387	360,498
Quanta Services, Inc. (2)	3,551	116,899
Regal Beloit Corp.	1,868	152,335
Robert Half International, Inc.	2,757	132,143
Ryder System, Inc.	1,445	104,011
Southwest Airlines Co.	9,943	617,858
Spirit AeroSystems Holdings, Inc.	3,186	184,597
Timken Co./The	2,236	103,415
Toro Co./The	4,916	340,630

The accompanying notes are an integral part of these financial statements.

Page 24	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Union Pacific Corp.	6,039	657,707
United Continental Holdings, Inc. (2)	2,116	159,229
United Rentals, Inc. (2)	706	79,573
		11,510,703

Information Technology — 12.1%
Accenture PLC	7,752	958,767
Activision Blizzard, Inc.	2,602	149,797
Adobe Systems, Inc. (2)	6,683	945,244
Alphabet, Inc. - Class C (2)	2,291	2,081,900
Alphabet, Inc. - Class A (2)	746	693,541
ANSYS, Inc. (2)	1,691	205,761
Apple, Inc.	27,337	3,937,075
Applied Materials, Inc.	11,121	459,409
Arrow Electronics, Inc. (2)	14	1,098
Booz Allen Hamilton Holding Corp.	5,791	188,439
Cadence Design Systems, Inc. (2)	21,688	726,331
Cisco Systems, Inc.	48,389	1,514,576
Corning, Inc.	23,702	712,245
DXC Technology Co.	4,936	378,690
eBay, Inc. (2)	19,318	674,585
Electronic Arts, Inc. (2)	4,451	470,560
Facebook, Inc. (2)	11,158	1,684,635
HP, Inc.	33,057	577,836
IAC/InterActiveCorp (2)	2,573	265,637
Intel Corp.	34,764	1,172,937
International Business Machines Corp.	5,538	851,911
Intuit, Inc.	5,104	677,862
Jabil, Inc.	5,712	166,733
Juniper Networks, Inc.	16,292	454,221
KLA-Tencor Corp.	137	12,537
Lam Research Corp.	235	33,236
Maxim Integrated Products, Inc.	5,163	231,819
Micron Technology, Inc. (2)	3,542	105,764
Microsoft Corp.	42,148	2,905,262
NVIDIA Corp.	2,390	345,498
Oracle Corp.	10,745	538,754
Skyworks Solutions, Inc.	2,442	234,310
Synopsys, Inc. (2)	10,292	750,596
Texas Instruments, Inc.	10,369	797,687
		25,905,253

Materials — 1.1%
Berry Global Group, Inc. (2)	1,692	96,461
Crown Holdings, Inc. (2)	5,644	336,721
Eastman Chemical Co.	2,691	226,017
Huntsman Corp.	4,406	113,851
LyondellBasell Industries NV	11,674	985,169
Nucor Corp.	4,661	269,732
Owens-Illinois, Inc. (2)	2,307	55,183
Packaging Corp. of America	1,235	137,567
Reliance Steel & Aluminum Co.	386	28,105
Steel Dynamics, Inc.	4,970	177,976
		2,426,782

Real Estate Investment Trust — 0.3%
CoreCivic, Inc.	43	1,186
DDR Corp.	3,567	32,353
HCP, Inc.	1,631	52,127
Prologis, Inc.	358	20,993
SBA Communications Corp. (2)	306	41,279
Simon Property Group, Inc.	2,946	476,545
VEREIT, Inc.	8,067	65,665
		690,148

Telecommunication Services — 1.7%
AT&T, Inc.	38,736	1,461,509
Level 3 Communications, Inc. (2)	3,230	191,539
Telephone & Data Systems, Inc.	2,430	67,433
T-Mobile US, Inc. (2)	9,674	586,438
Verizon Communications, Inc.	28,444	1,270,309
		3,577,228

Utilities — 2.8%
AES Corp./VA	15,526	172,494
CenterPoint Energy, Inc.	31,471	861,675
Edison International	8,001	625,598
Eversource Energy	7,357	446,643
PG&E Corp.	14,480	961,038
PPL Corp.	24,508	947,479
UGI Corp.	12,291	595,007
Vectren Corp.	7,096	414,690
Xcel Energy, Inc.	20,054	920,078
		5,944,702

Total Common Stocks (Cost $104,416,152)		110,819,586

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 25

Schedule of Investments
June 30, 2017 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 34.6%
Baird Core Plus Bond Fund - Class I	362,874	4,067,814
DoubleLine Total Return Bond Fund - Class I	233,934	2,506,056
Frost Total Return Bond Fund - Class I	305,287	3,199,407
Guggenheim Floating Rate Strategies Fund - Class I	23,860	620,832
Guggenheim Total Return Bond Fund - Class I	125,242	3,381,525
iShares 3-7 Year Treasury Bond ETF (9)	42,010	5,191,176
iShares 7-10 Year Treasury Bond ETF (9)	48,990	5,222,824
iShares Core U.S. Aggregate Bond ETF (9)	64,808	7,097,124
iShares iBoxx $ High Yield Corporate Bond ETF (3)(9)	40,360	3,567,420
iShares JP Morgan USD Emerging Markets Bond ETF (9)	56,852	6,501,493
iShares Russell 2000 Growth ETF (9)	44,683	7,541,150
JPMorgan Core Plus Bond Fund - Class L	503,759	4,166,090
Lord Abbett Floating Rate Fund - Class I	74,344	681,731
Lord Abbett High Yield Fund - Class I	236,539	1,816,623
Metropolitan West Total Return Bond Fund - Class I	277,141	2,951,549
PIMCO Investment Grade Corporate Bond Fund - Class I	137,903	1,453,502
Pioneer Bond Fund - Class Y	288,518	2,775,542
Prudential Total Return Bond Fund - Class Z	318,615	4,600,794
SPDR Bloomberg Barclays High Yield Bond ETF (9)	93,780	3,488,616
TCW Emerging Markets Income Fund - Class I	344,608	2,903,670
Total Registered Investment Companies (Cost $72,765,724)		73,734,938

Money Market Registered Investment Companies — 14.2%
Morgan Stanley Government Institutional Fund, 0.84% (4)	3,615,733	3,615,733
Meeder Institutional Prime Money Market Fund, 1.05% (5)	26,683,853	26,683,853
Total Money Market Registered Investment Companies (Cost $30,302,209)		30,299,586

Bank Obligations — 0.6%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (6)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (6)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (6)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (6)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (6)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.5%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (7)	1,077,000	1,074,670
Total U.S. Government Obligations (Cost $1,074,631)		1,074,670
Total Investments — 101.8% (Cost $209,805,663) (1)		217,175,727
Liabilities less Other Assets — (1.8%)		(3,810,605)
Total Net Assets — 100.0%		213,365,122

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	3,613	38,515
Meeder Balanced Fund	1,957	22,329
Meeder Dynamic Growth Fund	1,307	13,776
Meeder Muirfield Fund	1,776	13,054
Meeder Infrastructure Fund	564	12,419
Total Trustee Deferred Compensation (Cost $88,118)		100,093

The accompanying notes are an integral part of these financial statements.

Page 26	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Balanced Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $11,810,000	125	(39,745)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $4,940,670	98	(42,920)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $15,614,805	129	(61,465)
Total Futures Contracts	352	(144,130)

(1)	Cost for federal income tax purposes of $211,282,884 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,587,354
Unrealized depreciation	(1,837,672)
Net unrealized appreciation (depreciation)	$5,749,682

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2017.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(6)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Pledged as collateral on futures contracts.
(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 27

Schedule of Investments
June 30, 2017 (unaudited)

Global Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 42.7%
Consumer Discretionary — 0.4%
Best Buy Co., Inc.	3,490	200,082
General Motors Co.	1,257	43,907
Michael Kors Holdings, Ltd. (2)	1,932	70,035
		314,024

Consumer Staples — 1.4%
Bunge, Ltd.	1,346	100,412
Wal-Mart Stores, Inc.	12,094	915,274
		1,015,686

Energy — 2.2%
Marathon Petroleum Corp.	16,310	853,502
Valero Energy Corp.	12,023	811,072
		1,664,574

Financials — 6.3%
Assured Guaranty, Ltd.	4,566	190,585
Bank of America Corp.	22,015	534,084
Berkshire Hathaway, Inc. (2)	7,143	1,209,810
Citigroup, Inc.	14,435	965,413
Citizens Financial Group, Inc.	802	28,615
Essent Group, Ltd. (2)	10,424	387,147
FNF Group	3,002	134,580
MGIC Investment Corp. (2)	36,928	413,594
Prudential Financial, Inc.	8,297	897,238
		4,761,066

Healthcare — 5.1%
AbbVie, Inc.	1,652	119,787
Align Technology, Inc. (2)	1,144	171,737
Allergan PLC	124	30,143
Centene Corp. (2)	5,387	430,314
Cerner Corp. (2)	2,459	163,450
Gilead Sciences, Inc.	9,659	683,664
Humana, Inc.	3,583	862,141
IDEXX Laboratories, Inc. (2)	916	147,861
Incyte Corp. (2)	651	81,967
Johnson & Johnson	3,532	467,248
Masimo Corp. (2)	4,177	380,859
Molina Healthcare, Inc. (2)	237	16,396
Veeva Systems, Inc. (2)	1,469	90,064
Vertex Pharmaceuticals, Inc. (2)	245	31,573
WellCare Health Plans, Inc. (2)	826	148,317
		3,825,521

Industrials — 4.1%
Allison Transmission Holdings, Inc.	802	30,083
Boeing Co./The	4,742	937,731
CSX Corp.	10,347	564,532
Cummins, Inc.	2,460	399,061
ManpowerGroup, Inc.	962	107,407
Southwest Airlines Co.	5,971	371,038
Toro Co./The	2,151	149,043
Union Pacific Corp.	1,888	205,622
United Continental Holdings, Inc. (2)	3,879	291,895
		3,056,412

Information Technology — 10.6%
Adobe Systems, Inc. (2)	224	31,683
Amkor Technology, Inc. (2)	11,123	108,672
Apple, Inc.	12,146	1,749,267
Applied Materials, Inc.	10,244	423,180
Aspen Technology, Inc. (2)	6,172	341,065
Cadence Design Systems, Inc. (2)	4,995	167,283
DXC Technology Co.	1	77
eBay, Inc. (2)	6,778	236,688
HP, Inc.	21,657	378,564
IAC/InterActiveCorp (2)	1,230	126,985
Intel Corp.	28,145	949,612
NCR Corp. (2)	410	16,744
NetApp, Inc.	4,920	197,046
NVIDIA Corp.	4,421	639,100
Sanmina Corp. (2)	10,253	390,639
Skyworks Solutions, Inc.	1,916	183,840
Synopsys, Inc. (2)	10,834	790,124
Texas Instruments, Inc.	10,896	838,229
Western Digital Corp.	4,966	439,988
		8,008,786

Materials — 4.4%
Chemours Co./The	5,758	218,343
Huntsman Corp.	841	21,731
Kronos Worldwide, Inc.	1,474	26,856
Louisiana-Pacific Corp. (2)	29,171	703,313
LyondellBasell Industries NV	10,354	873,774
Schweitzer-Mauduit International, Inc.	2,002	74,534
Steel Dynamics, Inc.	15,820	566,514
Trinseo SA	11,974	822,614
		3,307,679

Real Estate Investment Trust — 6.3%
CoreCivic, Inc.	3,027	83,485

The accompanying notes are an integral part of these financial statements.

Page 28	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Global Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Duke Realty Corp.	10,103	282,379
Essex Property Trust, Inc.	1,741	447,907
Global Net Lease, Inc.	4,093	91,028
Host Hotels & Resorts, Inc.	907	16,571
Lamar Advertising Co.	7,056	519,110
LaSalle Hotel Properties	9,138	272,312
Lexington Realty Trust	2,145	21,257
Liberty Property Trust	2,959	120,461
Outfront Media, Inc.	4,457	103,046
Prologis, Inc.	14,276	837,145
RLJ Lodging Trust	17,771	353,110
SBA Communications Corp. (2)	3,934	530,697
Simon Property Group, Inc.	5,403	873,987
Sunstone Hotel Investors, Inc.	4,879	78,649
Uniti Group, Inc.	3,867	97,216
Xenia Hotels & Resorts, Inc.	1,814	35,137
		4,763,497

Utilities — 1.9%
CenterPoint Energy, Inc.	13,292	363,935
UGI Corp.	15,739	761,925
Vectren Corp.	4,963	290,038
		1,415,898

Total Common Stocks (Cost $30,897,660)		32,133,143

Registered Investment Companies — 34.4%
Goldman Sachs Emerging Markets Equity Insights Fund - Class I	168,653	1,627,500
iShares Core MSCI EAFE ETF (7)	262,460	15,981,188
iShares Core MSCI Emerging Markets ETF (7)	165,952	8,304,238
Total Registered Investment Companies (Cost $23,389,877)		25,912,926

Money Market Registered Investment Companies — 20.1%
Meeder Institutional Prime Money Market Fund, 1.05% (3)	15,127,645	15,127,645
Total Money Market Registered Investment Companies (Cost $15,129,096)		15,127,645

Bank Obligations — 1.7%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (4)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (4)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (4)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (4)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (4)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.7%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (5)	523,000	521,869
Total U.S. Government Obligations (Cost $521,849)		521,869
Total Investments — 99.6% (Cost $71,185,429) (1)		74,942,530
Other Assets less Liabilities — 0.4%		312,744
Total Net Assets — 100.0%		75,255,274

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	2,787	29,709
Meeder Balanced Fund	1,494	17,047
Meeder Dynamic Growth Fund	1,005	10,593
Meeder Muirfield Fund	1,361	10,003
Meeder Infrastructure Fund	429	9,447
Total Trustee Deferred Compensation (Cost $67,105)		76,799

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 29

Schedule of Investments
June 30, 2017 (unaudited)

Global Opportunities Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $14,360,960	152	(48,331)
Russell 2000 Mini Index Futures expiring September 2017, notional value $424,290	6	(5,924)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $1,331,495	11	(6,691)
E-mini Standard & Poors MidCap 400 Futures expiring September 2017, notional value $873,050	5	(2,314)
Total Futures Contracts	174	(63,260)

(1)	Cost for federal income tax purposes of $71,365,303 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,944,350
Unrealized depreciation	(427,281)
Net unrealized appreciation (depreciation)	$3,517,069

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Pledged as collateral on futures contracts.
(6)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 30	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — 94.3%
Consumer Discretionary — 9.4%
1-800-Flowers.com, Inc. (2)	685	6,679
Aaron's, Inc. (5)	244	9,492
Amazon.com, Inc. (2)(5)	1,114	1,078,352
AMC Networks, Inc. (2)	924	49,351
American Axle & Manufacturing Holdings, Inc. (2)	1,687	26,317
American Eagle Outfitters, Inc.	708	8,531
American Outdoor Brands Corp. (2)	271	6,005
American Public Education, Inc. (2)	85	2,010
Ascena Retail Group, Inc. (2)	1,396	3,001
Ascent Capital Group, Inc. (2)	492	7,557
Barnes & Noble, Inc.	1,162	8,831
Bassett Furniture Industries, Inc.	424	16,091
Bed Bath & Beyond, Inc.	2,111	64,174
Best Buy Co., Inc. (5)	5,098	292,268
Big Lots, Inc.	1,080	52,164
BJ's Restaurants, Inc. (2)	546	20,339
Bloomin' Brands, Inc.	2,544	54,009
Bob Evans Farms, Inc./DE	173	12,427
Bojangles', Inc. (2)	210	3,413
Bridgepoint Education, Inc. (2)	633	9,343
Brinker International, Inc.	1,921	73,190
Brunswick Corp./DE	197	12,358
Buffalo Wild Wings, Inc. (2)	256	32,435
Burlington Stores, Inc. (2)	381	35,048
Caesars Entertainment Corp. (2)	2,085	25,020
CalAtlantic Group, Inc.	157	5,550
Callaway Golf Co.	269	3,438
Cambium Learning Group, Inc. (2)	368	1,866
Camping World Holdings, Inc.	588	18,140
Capella Education Co.	152	13,011
Carrols Restaurant Group, Inc. (2)	157	1,923
Carter's, Inc.	875	77,831
Carvana Co. (2)	173	3,541
Cato Corp./The	873	15,356
Cavco Industries, Inc. (2)	56	7,260
Century Casinos, Inc. (2)	446	3,287
Cheesecake Factory, Inc./The	532	26,760
Chico's FAS, Inc.	1,996	18,802
Children's Place, Inc./The	121	12,354
Choice Hotels International, Inc.	20	1,285
Cinemark Holdings, Inc.	333	12,937
Citi Trends, Inc.	323	6,854
ClubCorp Holdings, Inc.	237	3,105
Coach, Inc.	5,331	252,370
Collectors Universe, Inc.	139	3,454
Comcast Corp.	13,699	533,165
Cooper-Standard Holdings, Inc. (2)	509	51,343
CSS Industries, Inc.	134	3,505
Culp, Inc.	112	3,640
Dana, Inc.	1,605	35,840
Darden Restaurants, Inc. (5)	1,780	160,983
Dave & Buster's Entertainment, Inc. (2)	379	25,207
Del Frisco's Restaurant Group, Inc. (2)	893	14,377
Delphi Automotive PLC	2,774	243,141
Denny's Corp. (2)	1,988	23,399
Destination XL Group, Inc. (2)	330	776
DineEquity, Inc.	30	1,322
Discovery Communications, Inc. (2)	3,493	88,059
Dollar General Corp.	10	721
Domino's Pizza, Inc.	755	159,705
DR Horton, Inc.	1,462	50,541
Eldorado Resorts, Inc. (2)	183	3,660
Escalade, Inc.	95	1,245
Ethan Allen Interiors, Inc.	62	2,003
Express, Inc. (2)	1,548	10,449
Extended Stay America, Inc.	3,244	62,804
Fiesta Restaurant Group, Inc. (2)	102	2,106
Finish Line, Inc./The	104	1,474
Flexsteel Industries, Inc.	69	3,734
Fogo De Chao, Inc. (2)	81	1,126
Foot Locker, Inc.	1,306	64,360
Fossil Group, Inc. (2)	313	3,240
Francesca's Holdings Corp. (2)	1,348	14,747
FTD Cos, Inc. (2)	293	5,860
GameStop Corp.	870	18,801
Gannett Co., Inc.	1,924	16,777
Gap, Inc./The	5,541	121,847
General Motors Co. (5)	19,463	679,843
Genesco, Inc. (2)	453	15,357
Genuine Parts Co.	622	57,697
GNC Holdings, Inc.	94	792
Goodyear Tire & Rubber Co./The	2,608	91,176
Graham Holdings Co.	18	10,794
Grand Canyon Education, Inc. (2)	295	23,131
Gray Television, Inc. (2)	464	6,357
H&R Block, Inc.	472	14,590
Habit Restaurants, Inc./The (2)	161	2,544
Hasbro, Inc.	21	2,342
Haverty Furniture Cos., Inc.	315	7,907
Helen of Troy, Ltd. (2)	222	20,890
Hibbett Sports, Inc. (2)	202	4,192
Hilton Grand Vacations, Inc. (2)	533	19,220

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 31

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Home Depot, Inc./The (5)	5,069	777,585
Hooker Furniture Corp.	114	4,691
Hovnanian Enterprises, Inc. (2)	4,583	12,832
HSN, Inc.	801	25,552
International Game Technology PLC (5)	2,129	38,961
iRobot Corp. (2)	149	12,537
J Alexander's Holdings, Inc. (2)	172	2,107
Jack in the Box, Inc.	161	15,859
JAKKS Pacific, Inc. (2)	177	708
John Wiley & Sons, Inc.	481	25,373
K12, Inc. (2)	247	4,426
Kate Spade & Co. (2)	349	6,453
Kirkland's, Inc. (2)	559	5,747
Kohl's Corp.	1,497	57,889
Kona Grill, Inc. (2)	452	1,672
La Quinta Holdings, Inc. (2)	96	1,418
La-Z-Boy, Inc.	1,641	53,333
Lear Corp.	1,193	169,501
Leggett & Platt, Inc.	373	19,594
Libbey, Inc.	1,011	8,149
Liberty Expedia Holdings, Inc. (2)	332	17,935
Liberty Interactive Corp. QVC Group (2)	3,619	88,810
Liberty Tax, Inc.	377	4,882
Liberty TripAdvisor Holdings, Inc. (2)	307	3,561
Live Nation Entertainment, Inc. (2)	1,122	39,102
Luby's, Inc. (2)	1,472	4,136
Macy's, Inc.	2,939	68,302
Marine Products Corp.	126	1,967
MCBC Holdings, Inc. (2)	240	4,692
MDC Holdings, Inc.	142	5,017
Michael Kors Holdings, Ltd. (2)(5)	4,674	169,433
Michaels Cos., Inc./The (2)(5)	3,159	58,505
Monarch Casino & Resort, Inc. (2)	41	1,240
MSG Networks, Inc. (2)	2,233	50,131
NACCO Industries, Inc.	10	709
National CineMedia, Inc.	2,342	17,378
Nautilus, Inc. (2)	173	3,313
New Home Co., Inc./The (2)	108	1,239
New Media Investment Group, Inc.	348	4,691
New York Times Co./The	534	9,452
Noodles & Co. (2)	326	1,271
Nordstrom, Inc.	348	16,645
NVR, Inc. (2)	101	243,472
Office Depot, Inc.	1,390	7,840
Panera Bread Co. (2)	58	18,249
Papa John's International, Inc.	173	12,414
Penn National Gaming, Inc. (2)	2,046	43,784
Perry Ellis International, Inc. (2)	201	3,911
PetMed Express, Inc.	125	5,075
Pier 1 Imports, Inc.	400	2,076
Pinnacle Entertainment, Inc. (2)	1,519	30,015
Potbelly Corp. (2)	1,231	14,157
Priceline Group, Inc./The (2)	183	342,305
PulteGroup, Inc.	4,458	109,355
PVH Corp.	873	99,959
Ralph Lauren Corp.	650	47,970
Reading International, Inc. (2)	46	742
Red Rock Resorts, Inc.	3,100	73,005
Regal Entertainment Group	1,575	32,225
Regis Corp. (2)	1,147	11,780
Ross Stores, Inc. (5)	9,316	537,813
Royal Caribbean Cruises, Ltd.	7	765
Ruth's Hospitality Group, Inc.	931	20,249
Salem Media Group, Inc.	311	2,208
Sally Beauty Holdings, Inc. (2)	283	5,731
Scholastic Corp.	263	11,464
Select Comfort Corp. (2)	783	27,789
Shoe Carnival, Inc.	215	4,489
Six Flags Entertainment Corp.	219	13,055
Skechers U.S.A., Inc. (2)	645	19,028
Staples, Inc. (5)	7,993	80,490
Stein Mart, Inc.	1,287	2,175
Steven Madden, Ltd. (2)	1,085	43,346
Stoneridge, Inc. (2)	639	9,847
Strayer Education, Inc.	23	2,144
Sturm Ruger & Co., Inc.	258	16,035
Superior Industries International, Inc.	228	4,685
Tailored Brands, Inc.	233	2,600
Target Corp.	5,247	274,366
Taylor Morrison Home Corp. (2)	2,794	67,084
TEGNA, Inc.	6,730	96,979
Tenneco, Inc. (5)	2,190	126,648
Thor Industries, Inc.	191	19,963
Time, Inc.	1,792	25,715
Time Warner, Inc. (5)	7,558	758,899
TJX Cos., Inc./The	1,963	141,670
TopBuild Corp. (2)	885	46,967
Tower International, Inc.	802	18,005
Townsquare Media, Inc. (2)	462	4,731
tronc, Inc. (2)	1,477	19,039
Tuesday Morning Corp. (2)	970	1,843
Tupperware Brands Corp.	1,855	130,277
Ulta Beauty, Inc. (2)(5)	1,080	310,327
Under Armour, Inc. (2)	19,918	401,547

The accompanying notes are an integral part of these financial statements.

Page 32	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Urban One, Inc. (2)	1,063	2,392
Vera Bradley, Inc. (2)	230	2,249
Vince Holding Corp. (2)	1,521	716
Visteon Corp. (2)	345	35,211
Vitamin Shoppe, Inc. (2)	848	9,879
Walt Disney Co./The	3,199	339,894
Weight Watchers International, Inc. (2)	99	3,309
Weyco Group, Inc.	151	4,210
Whirlpool Corp.	515	98,684
Williams-Sonoma, Inc.	94	4,559
Wolverine World Wide, Inc.	239	6,694
Workhorse Group, Inc. (2)	197	727
Wyndham Worldwide Corp.	665	66,773
Yum China Holdings, Inc. (2)	1,703	67,149
		11,889,869

Consumer Staples — 5.6%
Altria Group, Inc. (5)	13,016	969,302
Archer-Daniels-Midland Co. (5)	14,636	605,638
Avon Products, Inc. (2)	1,001	3,804
Boston Beer Co., Inc./The (2)	357	47,178
Bunge, Ltd. (5)	2,997	223,576
Central Garden & Pet Co. (2)	744	22,335
Coca-Cola Bottling Co. Consolidated	215	49,207
Costco Wholesale Corp.	1,489	238,136
Darling Ingredients, Inc. (2)	1,166	18,353
Dean Foods Co.	3,443	58,531
Dr Pepper Snapple Group, Inc.	3,486	317,609
Energizer Holdings, Inc.	1,253	60,169
Flowers Foods, Inc.	4,947	85,633
Hershey Co./The	1,485	159,444
Ingles Markets, Inc.	465	15,485
Ingredion, Inc. (5)	1,370	163,318
Inventure Foods, Inc. (2)	216	931
JM Smucker Co./The	491	58,100
John B Sanfilippo & Son, Inc.	135	8,520
Kimberly-Clark Corp.	970	125,237
Kroger Co./The (5)	19,403	452,478
Lancaster Colony Corp.	30	3,679
Lifevantage Corp. (2)	1,002	4,339
Medifast, Inc.	904	37,489
National Beverage Corp.	212	19,835
Natural Health Trends Corp.	174	4,846
Nu Skin Enterprises, Inc.	1,033	64,914
Nutraceutical International Corp.	22	916
Omega Protein Corp.	773	13,837
PepsiCo, Inc. (5)	9,078	1,048,418
Performance Food Group Co. (2)	324	8,878
Philip Morris International, Inc. (5)	2,432	285,638
Pilgrim's Pride Corp. (2)	1,892	41,473
Pinnacle Foods, Inc.	535	31,779
Sanderson Farms, Inc.	590	68,234
SpartanNash Co.	856	22,222
Sprouts Farmers Market, Inc. (2)	640	14,509
SUPERVALU, Inc. (2)	6,129	20,164
Tyson Foods, Inc. (5)	9,972	624,546
United Natural Foods, Inc. (2)	184	6,753
USANA Health Sciences, Inc. (2)	929	59,549
Village Super Market, Inc.	242	6,273
Wal-Mart Stores, Inc. (5)	12,078	914,063
Weis Markets, Inc.	202	9,841
Whole Foods Market, Inc.	49	2,063
		6,997,242

Energy — 4.0%
Abraxas Petroleum Corp. (2)	1,202	1,947
Alon USA Energy, Inc.	701	9,337
Archrock, Inc.	981	11,183
Atwood Oceanics, Inc. (2)	478	3,896
Baker Hughes, LLC	1,436	78,276
Basic Energy Services, Inc. (2)	351	8,740
Bonanza Creek Energy, Inc. (2)	160	5,074
Cabot Oil & Gas Corp.	774	19,412
California Resources Corp. (2)	603	5,156
Carrizo Oil & Gas, Inc. (2)	342	5,958
Chevron Corp. (5)	3,455	360,460
Cobalt International Energy, Inc. (2)	777	1,919
Concho Resources, Inc. (2)	541	65,748
Contango Oil & Gas Co. (2)	168	1,116
CVR Energy, Inc.	355	7,725
Delek US Energy, Inc.	697	18,429
Devon Energy Corp. (5)	10,854	347,002
Energen Corp. (2)	633	31,251
Ensco PLC	367	1,894
EOG Resources, Inc.	6,125	554,435
Era Group, Inc. (2)	204	1,930
Erin Energy Corp. (2)	479	695
EXCO Resources, Inc. (2)	853	2,260
Exterran Corp. (2)	339	9,051
Exxon Mobil Corp. (5)	10,135	818,199
Gastar Exploration, Inc. (2)	2,332	2,159
Green Plains, Inc.	148	3,041
Halcon Resources Corp. (2)	2,507	11,382
Helmerich & Payne, Inc.	108	5,869

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 33

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
HollyFrontier Corp.	57	1,566
Laredo Petroleum, Inc. (2)	588	6,186
Mammoth Energy Services, Inc. (2)	43	800
Marathon Petroleum Corp. (5)	11,922	623,878
Matrix Service Co. (2)	302	2,824
McDermott International, Inc. (2)	4,834	34,660
Murphy Oil Corp.	35	897
Nabors Industries, Ltd.	113	920
Natural Gas Services Group, Inc. (2)	268	6,660
Newfield Exploration Co. (2)(5)	981	27,919
Noble Corp. plc	408	1,477
Northern Oil and Gas, Inc. (2)	534	748
Oceaneering International, Inc.	2,364	53,994
Oil States International, Inc. (2)	578	15,693
ONEOK, Inc.	1,902	99,208
Overseas Shipholding Group, Inc. (2)	799	2,125
Pacific Ethanol, Inc. (2)	490	3,063
Panhandle Oil and Gas, Inc.	38	878
PBF Energy, Inc.	299	6,656
Phillips 66	1,400	115,766
ProPetro Holding Corp. (2)	410	5,724
RigNet, Inc. (2)	355	5,698
Ring Energy, Inc. (2)	148	1,924
Rowan Cos. Plc (2)	3,163	32,389
Schlumberger, Ltd.	5,002	329,332
SEACOR Marine Holdings, Inc. (2)	83	1,690
Seadrill, Ltd. (2)	6,653	2,399
SemGroup Corp.	233	6,291
Smart Sand, Inc. (2)	218	1,942
Stone Energy Corp. (2)	452	8,308
Targa Resources Corp.	1,586	71,687
Teekay Corp.	1,064	7,097
Teekay Tankers, Ltd.	626	1,177
Tesoro Corp. (5)	1,780	166,608
TETRA Technologies, Inc. (2)	260	725
Tidewater, Inc. (2)	957	689
Transocean, Ltd. (2)	3,464	28,509
Unit Corp. (2)	850	15,921
Valero Energy Corp. (5)	9,872	665,965
W&T Offshore, Inc. (2)	4,844	9,494
Westmoreland Coal Co. (2)	1,336	6,506
Whiting Petroleum Corp. (2)	574	3,163
Willbros Group, Inc. (2)	783	1,934
Williams Cos., Inc./The	6,416	194,276
World Fuel Services Corp.	1,433	55,099
		5,024,009

Financials — 17.5%
1st Source Corp.	30	1,438
Access National Corp.	707	18,750
ACNB Corp.	25	763
Aflac, Inc. (5)	8,424	654,376
AG Mortgage Investment Trust, Inc.	73	1,336
AGNC Investment Corp.	15,623	332,614
Allstate Corp./The	6,826	603,691
Ally Financial, Inc.	4,609	96,328
American Equity Investment Life Holding Co.	949	24,940
American National Bankshares, Inc.	28	1,035
Ameriprise Financial, Inc.	35	4,455
Ames National Corp.	72	2,203
Annaly Capital Management, Inc. (5)	50,814	612,309
Apollo Commercial Real Estate Finance, Inc.	684	12,688
Arlington Asset Investment Corp.	980	13,397
ARMOUR Residential REIT, Inc.	1,423	35,575
Artisan Partners Asset Management, Inc.	374	11,482
Aspen Insurance Holdings, Ltd.	1,102	54,935
Associated Banc-Corp	1,484	37,397
Assurant, Inc.	1,612	167,148
Assured Guaranty, Ltd.	2,703	112,823
Astoria Financial Corp.	229	4,614
Atlantic Capital Bancshares, Inc. (2)	166	3,154
Axis Capital Holdings, Ltd.	2,314	149,623
B. Riley Financial, Inc.	234	4,341
Banc of California, Inc.	155	3,333
Banco Latinoamericano de Comercio Exterior SA	1,433	39,236
BancorpSouth, Inc.	388	11,834
Bank Mutual Corp.	124	1,135
Bank of America Corp. (5)	38,610	936,679
Bank of Marin Bancorp	31	1,908
Bank of NT Butterfield & Son, Ltd./The	2,039	69,530
BankFinancial Corp.	278	4,148
Banner Corp.	976	55,154
Bar Harbor Bankshares	178	5,486
BB&T Corp. (5)	13,244	601,410
Bear State Financial, Inc.	304	2,876
Beneficial Bancorp, Inc.	85	1,275
Berkshire Hathaway, Inc. (2)(5)	6,310	1,068,725
Berkshire Hills Bancorp, Inc.	1,652	58,068
BGC Partners, Inc.	12,474	157,671
Boston Private Financial Holdings, Inc.	2,144	32,910
Bryn Mawr Bank Corp.	1,261	53,593

The accompanying notes are an integral part of these financial statements.

Page 34	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
BSB Bancorp, Inc./MA (2)	74	2,165
C&F Financial Corp.	301	14,117
Cadence BanCorp (2)	2,885	63,124
California First National Bancorp	259	4,882
Camden National Corp.	58	2,489
Capital City Bank Group, Inc.	455	9,291
Carolina Financial Corp.	175	5,656
Cathay General Bancorp	527	20,000
CBOE Holdings, Inc.	835	76,319
CenterState Banks, Inc.	942	23,418
Central Pacific Financial Corp.	2,165	68,133
Central Valley Community Bancorp	365	8,088
Charter Financial Corp./MD	521	9,378
Chemung Financial Corp.	84	3,434
Chimera Investment Corp. (5)	7,263	135,310
Citigroup, Inc. (5)	6,013	402,149
Citizens & Northern Corp.	183	4,257
Citizens Financial Group, Inc. (5)	15,807	563,994
City Holding Co.	92	6,060
Clifton Bancorp, Inc.	507	8,381
CNA Financial Corp.	169	8,239
CNB Financial Corp./PA	33	791
CNO Financial Group, Inc.	3,729	77,862
Codorus Valley Bancorp, Inc.	124	3,522
Comerica, Inc. (5)	4,397	322,036
Community Trust Bancorp, Inc.	199	8,706
County Bancorp, Inc.	131	3,144
CU Bancorp (2)	1,193	43,127
Cullen/Frost Bankers, Inc.	1,049	98,512
Diamond Hill Investment Group, Inc.	4	798
Dime Community Bancshares, Inc.	73	1,431
Discover Financial Services	2,937	182,652
Donnelley Financial Solutions, Inc. (2)	622	14,281
Dynex Capital, Inc.	1,637	11,623
E*TRADE Financial Corp. (2)	234	8,899
Eagle Bancorp, Inc. (2)	56	3,545
East West Bancorp, Inc.	4,636	271,577
eHealth, Inc. (2)	320	6,016
Elevate Credit, Inc. (2)	1,797	14,232
Encore Capital Group, Inc. (2)	445	17,867
Enova International, Inc. (2)	1,103	16,380
Enterprise Financial Services Corp.	731	29,825
Erie Indemnity Co.	127	15,884
ESSA Bancorp, Inc.	179	2,635
Essent Group, Ltd. (2)(5)	3,095	114,948
Evercore Partners, Inc.	1,948	137,334
Everest Re Group, Ltd.	742	188,906
EZCORP, Inc. (2)	834	6,422
Farmers Capital Bank Corp.	42	1,619
Farmers National Banc Corp.	223	3,234
Federal Agricultural Mortgage Corp.	49	3,170
Fidelity Southern Corp.	1,173	26,815
Fifth Street Asset Management, Inc.	961	4,661
Fifth Third Bancorp (5)	22,043	572,236
Financial Institutions, Inc.	1,165	34,717
First American Financial Corp.	3,078	137,556
First BanCorp/Puerto Rico (2)	5,533	32,036
First Bancorp/Southern Pines NC	986	30,822
First Busey Corp.	2,462	72,186
First Business Financial Services, Inc.	400	9,232
First Commonwealth Financial Corp.	1,507	19,109
First Community Financial Partners, Inc. (2)	555	7,160
First Connecticut Bancorp, Inc./Farmington CT	598	15,339
First Defiance Financial Corp.	142	7,481
First Financial Bancorp	1,060	29,362
First Financial Corp./IN	740	35,002
First Financial Northwest, Inc.	395	6,371
First Internet Bancorp	69	1,935
First Interstate BancSystem, Inc.	151	5,617
First Merchants Corp.	1,205	48,369
First Mid-Illinois Bancshares, Inc.	336	11,505
First Northwest Bancorp (2)	700	11,039
Flushing Financial Corp.	1,148	32,362
FNF Group	13,231	593,146
Fulton Financial Corp.	2,286	43,434
Genworth Financial, Inc. (2)	1,364	5,142
Great Southern Bancorp, Inc.	606	32,421
Great Western Bancorp, Inc. (5)	147	5,999
Green Dot Corp. (2)	1,182	45,542
Greene County Bancorp, Inc.	35	952
Greenhill & Co., Inc.	574	11,537
Guaranty Bancorp	550	14,960
Hancock Holding Co. (5)	3,056	149,744
Hanmi Financial Corp.	27	768
HCI Group, Inc.	169	7,940
Heartland Financial USA, Inc.	1,375	64,763
Heritage Commerce Corp.	5,859	80,737
Heritage Financial Corp./WA	1,792	47,488
Hilltop Holdings, Inc.	605	15,857
Horizon Bancorp/IN	845	22,266
Houlihan Lokey, Inc.	714	24,919
Independent Bank Corp./MI	2,485	54,049
Independent Bank Group, Inc.	23	1,369

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 35

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
INTL. FCStone, Inc. (2)	66	2,492
Invesco Mortgage Capital, Inc.	6,212	103,803
James River Group Holdings, Ltd.	352	13,985
JPMorgan Chase & Co. (5)	10,932	999,185
Kearny Financial Corp./MD	450	6,683
KeyCorp (5)	31,492	590,160
Ladder Capital Corp.	292	3,916
Ladenburg Thalmann Financial Services, Inc. (2)	440	1,074
Lazard, Ltd. (5)	3,610	167,251
LCNB Corp.	123	2,460
LendingTree, Inc. (2)	196	33,751
Leucadia National Corp.	2,079	54,387
Lincoln National Corp.	3,137	211,998
LPL Financial Holdings, Inc.	754	32,015
M&T Bank Corp.	533	86,319
Macatawa Bank Corp.	685	6,535
Maiden Holdings, Ltd.	768	8,525
MainSource Financial Group, Inc.	1,986	66,551
Manning & Napier, Inc.	468	2,036
MarketAxess Holdings, Inc.	55	11,061
Marsh & McLennan Cos., Inc.	127	9,901
MB Financial, Inc.	46	2,026
MBT Financial Corp.	976	9,467
Medley Management, Inc.	745	4,843
Mercantile Bank Corp.	282	8,877
Meridian Bancorp, Inc.	132	2,231
MFA Financial, Inc. (5)	21,001	176,198
MGIC Investment Corp. (2)(5)	13,069	146,373
Midland States Bancorp, Inc.	832	27,889
MidWestOne Financial Group, Inc.	73	2,474
Moelis & Co.	951	36,946
Morgan Stanley (5)	16,003	713,094
MutualFirst Financial, Inc.	111	3,963
National Bank Holdings Corp.	366	12,118
National Commerce Corp. (2)	382	15,108
Navient Corp. (5)	4,759	79,237
New Residential Investment Corp. (5)	5,081	79,060
Nicolet Bankshares, Inc. (2)	560	30,638
NMI Holdings, Inc. (2)	575	6,584
Northrim BanCorp, Inc.	839	25,506
Northwest Bancshares, Inc.	174	2,716
OceanFirst Financial Corp.	439	11,906
Old Line Bancshares, Inc.	48	1,353
Old Republic International Corp. (5)	7,125	139,151
Old Second Bancorp, Inc.	900	10,395
OneBeacon Insurance Group, Ltd.	54	984
Oritani Financial Corp.	43	733
Orrstown Financial Services, Inc.	296	6,764
PacWest Bancorp	1,514	70,704
Paragon Commercial Corp. (2)	50	2,624
Park Sterling Corp.	3,317	39,406
Patriot National, Inc. (2)(3)	328	695
Peapack Gladstone Financial Corp.	310	9,700
PennyMac Financial Services, Inc. (2)	599	10,003
Peoples Bancorp, Inc./OH	922	29,624
Peoples Financial Services Corp.	99	4,329
People's Utah Bancorp	677	18,144
Piper Jaffray Cos.	506	30,335
Popular, Inc. (5)	6,600	275,286
Premier Financial Bancorp, Inc.	808	16,653
Principal Financial Group, Inc. (5)	6,103	391,019
Progressive Corp./The (5)	14,536	640,892
Provident Financial Holdings, Inc.	315	6,064
Provident Financial Services, Inc.	360	9,137
Prudential Financial, Inc. (5)	6,390	691,015
Pzena Investment Management, Inc.	1,193	12,121
QCR Holdings, Inc.	246	11,660
Radian Group, Inc.	2,991	48,903
Raymond James Financial, Inc.	525	42,116
Regional Management Corp. (2)	506	11,957
Regions Financial Corp. (5)	39,015	571,180
Reinsurance Group of America, Inc. (5)	3,839	492,889
S&P Global, Inc. (5)	5,012	731,702
Sandy Spring Bancorp, Inc.	2,047	83,231
Seacoast Banking Corp. of Florida (2)	96	2,314
SEI Investments Co.	32	1,721
Selective Insurance Group, Inc. (5)	655	32,783
Shore Bancshares, Inc.	1,194	19,641
SI Financial Group, Inc.	198	3,188
Sierra Bancorp	372	9,133
Silvercrest Asset Management Group, Inc.	147	1,977
Southern First Bancshares, Inc. (2)	139	5,150
Southern Missouri Bancorp, Inc.	27	871
Southern National Bancorp of Virginia, Inc.	361	6,354
State Bank Financial Corp.	288	7,811
Stewart Information Services Corp.	1,876	85,133
Stonegate Bank	432	19,950
Sun Bancorp, Inc./NJ	238	5,867
SunTrust Banks, Inc. (5)	8,680	492,330
Synovus Financial Corp.	3,289	145,505
TCF Financial Corp.	3,534	56,332
Territorial Bancorp, Inc.	48	1,497
TriCo Bancshares	2,606	91,601

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 36

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
TriState Capital Holdings, Inc. (2)	542	13,658
Triumph Bancorp, Inc. (2)	554	13,601
TrustCo Bank Corp. NY	5,435	42,121
Umpqua Holdings Corp.	5,263	96,629
United Community Banks, Inc./GA	3,341	92,880
United Community Financial Corp./OH	364	3,025
United Financial Bancorp, Inc.	352	5,875
Universal Insurance Holdings, Inc.	290	7,308
Unum Group (5)	5,644	263,180
US Bancorp (5)	4,488	233,017
Veritex Holdings, Inc. (2)	332	8,742
Virtu KCG Holdings LLC (2)	122	2,433
Walker & Dunlop, Inc. (2)	351	17,139
Walter Investment Management Corp. (2)	780	739
WashingtonFirst Bankshares, Inc.	373	12,880
Waterstone Financial, Inc.	812	15,306
Wells Fargo & Co. (5)	5,358	296,887
WesBanco, Inc.	357	14,116
West Bancorporation, Inc.	189	4,470
Western New England Bancorp, Inc.	659	6,689
Westwood Holdings Group, Inc.	13	737
WMIH Corp. (2)	3,196	3,995
World Acceptance Corp. (2)	114	8,540
WSFS Financial Corp.	325	14,739
Xenith Bankshares, Inc. (2)	336	10,436
XL Group, Ltd.	4,333	189,785
		22,080,389

Healthcare — 13.0%
Abbott Laboratories	4,723	229,585
AbbVie, Inc. (5)	11,868	860,549
Acceleron Pharma, Inc. (2)	254	7,719
AcelRx Pharmaceuticals, Inc. (2)(3)	1,673	3,597
Achillion Pharmaceuticals, Inc. (2)	1,928	8,850
Acorda Therapeutics, Inc. (2)	793	15,622
Adamas Pharmaceuticals, Inc. (2)	92	1,609
Aduro Biotech, Inc. (2)	1,041	11,867
Adverum Biotechnologies, Inc. (2)	1,546	3,865
Aetna, Inc. (5)	4,652	706,313
Aevi Genomic Medicine, Inc. (2)	1,441	1,917
Agenus, Inc. (2)	725	2,835
Agile Therapeutics, Inc. (2)	181	679
Agilent Technologies, Inc. (5)	5,554	329,408
Agios Pharmaceuticals, Inc. (2)	63	3,241
Akebia Therapeutics, Inc. (2)	317	4,555
Akorn, Inc. (2)	247	8,284
Alder Biopharmaceuticals, Inc. (2)	147	1,683
Alere, Inc. (2)	61	3,062
Alexion Pharmaceuticals, Inc. (2)	484	58,888
Align Technology, Inc. (2)(5)	1,608	241,393
Alkermes PLC (2)	352	20,405
Allergan PLC	1,141	277,366
Allscripts Healthcare Solutions, Inc. (2)	2,181	27,830
Alnylam Pharmaceuticals, Inc. (2)	89	7,099
AMAG Pharmaceuticals, Inc. (2)	580	10,672
AmerisourceBergen Corp.	3,779	357,229
Amgen, Inc. (5)	3,789	652,579
Amphastar Pharmaceuticals, Inc. (2)	386	6,894
Ampio Pharmaceuticals, Inc. (2)	2,598	1,354
Anavex Life Sciences Corp. (2)	658	3,501
AngioDynamics, Inc. (2)	376	6,095
ANI Pharmaceuticals, Inc. (2)	27	1,264
Anthem, Inc.	1,986	373,626
Anthera Pharmaceuticals, Inc. (2)	1,161	1,881
Applied Genetic Technologies Corp./DE (2)	1,073	5,472
Aptevo Therapeutics, Inc. (2)	493	1,021
Aratana Therapeutics, Inc. (2)	263	1,901
Ardelyx, Inc. (2)	206	1,051
Arena Pharmaceuticals, Inc. (2)	564	9,515
Argos Therapeutics, Inc. (2)	1,778	646
Array BioPharma, Inc. (2)	464	3,884
Arrowhead Pharmaceuticals, Inc. (2)(3)	1,345	2,179
Asterias Biotherapeutics, Inc. (2)(3)	327	1,161
Atara Biotherapeutics, Inc. (2)	220	3,080
Athersys, Inc. (2)(3)	2,831	4,275
Atrion Corp.	2	1,287
Audentes Therapeutics, Inc. (2)	131	2,506
Avexis, Inc. (2)	91	7,477
Avinger, Inc. (2)(3)	1,949	874
Axovant Sciences, Ltd. (2)	401	9,299
Axsome Therapeutics, Inc. (2)	525	2,888
Baxter International, Inc. (5)	12,131	734,411
Bellicum Pharmaceuticals, Inc. (2)	107	1,250
BioCryst Pharmaceuticals, Inc. (2)	156	867
Biohaven Pharmaceutical Holding Co., Ltd. (2)	141	3,525
Bio-Path Holdings, Inc. (2)(3)	3,763	1,461
Bio-Rad Laboratories, Inc. (2)	18	4,074
BioScrip, Inc. (2)	273	741
BioSpecifics Technologies Corp. (2)	81	4,010
BioTime, Inc. (2)	221	696
Bioverativ, Inc. (2)	447	26,896
Bluebird Bio, Inc. (2)	19	1,996
Blueprint Medicines Corp. (2)	43	2,179

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 37

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Bristol-Myers Squibb Co.	159	8,859
Bruker Corp.	2,162	62,352
Cambrex Corp. (2)	111	6,632
Cardinal Health, Inc. (5)	5,083	396,067
Cascadian Therapeutics, Inc. (2)	1,014	3,767
Catalent, Inc. (2)	1,411	49,526
Celldex Therapeutics, Inc. (2)	951	2,349
Cellular Biomedicine Group, Inc. (2)	545	4,769
Cempra, Inc. (2)	440	2,024
Centene Corp. (2)	2,373	189,555
Cerner Corp. (2)	5,066	336,737
ChemoCentryx, Inc. (2)	148	1,385
Chimerix, Inc. (2)	804	4,382
ChromaDex Corp. (2)	646	2,468
Cidara Therapeutics, Inc. (2)	341	2,558
Community Health Systems, Inc. (2)	595	5,926
Concert Pharmaceuticals, Inc. (2)	357	4,980
Corcept Therapeutics, Inc. (2)	129	1,522
CorVel Corp. (2)	428	20,309
Corvus Pharmaceuticals, Inc. (2)	466	5,639
CR Bard, Inc. (5)	1,476	466,578
Cross Country Healthcare, Inc. (2)	237	3,060
Curis, Inc. (2)	556	1,051
Cytokinetics, Inc. (2)	538	6,510
CytomX Therapeutics, Inc. (2)	278	4,309
CytRx Corp. (2)	2,331	1,462
DaVita, Inc. (2)	347	22,472
Depomed, Inc. (2)	768	8,248
Dimension Therapeutics, Inc. (2)	731	1,060
Durect Corp. (2)	1,623	2,532
Dyax Corp. Contingent Value Rights (2)(10)	6,220	—
Dynavax Technologies Corp. (2)	531	5,124
Edge Therapeutics, Inc. (2)	253	2,596
Editas Medicine, Inc. (2)	128	2,148
Edwards Lifesciences Corp. (2)	66	7,804
Egalet Corp. (2)	363	860
Eiger BioPharmaceuticals, Inc. (2)	470	3,713
Eli Lilly & Co.	1,557	128,141
Emergent BioSolutions, Inc. (2)	911	30,892
Enanta Pharmaceuticals, Inc. (2)	155	5,577
Endo International PLC (2)	1,399	15,627
Endocyte, Inc. (2)	849	1,274
Enzo Biochem, Inc. (2)	321	3,544
Epizyme, Inc. (2)	348	5,255
Esperion Therapeutics, Inc. (2)	37	1,712
Exact Sciences Corp. (2)	153	5,412
Exactech, Inc. (2)	139	4,142
Exelixis, Inc. (2)	240	5,911
FibroGen, Inc. (2)	239	7,720
Five Prime Therapeutics, Inc. (2)	554	16,681
Flex Pharma, Inc. (2)	327	1,259
Flexion Therapeutics, Inc. (2)	194	3,923
Fluidigm Corp. (2)	303	1,224
Fortress Biotech, Inc. (2)	885	4,204
Foundation Medicine, Inc. (2)	27	1,073
Galena Biopharma, Inc. (2)	1,989	1,156
Genomic Health, Inc. (2)	921	29,979
Gilead Sciences, Inc. (5)	10,944	774,616
Global Blood Therapeutics, Inc. (2)	205	5,607
GlycoMimetics, Inc. (2)	439	4,899
Halozyme Therapeutics, Inc. (2)	514	6,589
HCA Healthcare, Inc. (2)(5)	7,139	622,521
HealthEquity, Inc. (2)	85	4,236
Hill-Rom Holdings, Inc. (5)	2,178	173,391
HMS Holdings Corp. (2)	1,664	30,784
Hologic, Inc. (2)	1,262	57,270
Horizon Pharma Plc (2)	1,273	15,111
Humana, Inc.	2,371	570,510
Idera Pharmaceuticals, Inc. (2)	1,457	2,506
IDEXX Laboratories, Inc. (2)	3,211	518,320
Ignyta, Inc. (2)	358	3,705
Immune Design Corp. (2)	340	3,315
ImmunoGen, Inc. (2)	1,172	8,333
Impax Laboratories, Inc. (2)	655	10,546
INC Research Holdings, Inc. (2)	53	3,101
Incyte Corp. (2)	692	87,130
Infinity Pharmaceuticals, Inc. (2)	1,190	1,868
Innoviva, Inc. (2)	642	8,218
Inotek Pharmaceuticals Corp. (2)	633	1,203
Inovio Pharmaceuticals, Inc. (2)	1,289	10,106
Insmed, Inc. (2)	83	1,424
Insys Therapeutics, Inc. (2)	484	6,123
Integer Holdings Corp. (2)	398	17,214
Intellia Therapeutics, Inc. (2)	318	5,088
Intersect ENT, Inc. (2)	344	9,615
Intra-Cellular Therapies, Inc. (2)	149	1,851
Invacare Corp.	97	1,280
Invitae Corp. (2)	575	5,497
InVivo Therapeutics Holdings Corp. (2)(3)	650	1,755
Iovance Biotherapeutics, Inc. (2)	1,725	12,679
Ironwood Pharmaceuticals, Inc. (2)	115	2,171
Johnson & Johnson (5)	9,155	1,211,115
Juno Therapeutics, Inc. (2)	50	1,495
Kadmon Holdings, Inc. (2)	700	2,723

The accompanying notes are an integral part of these financial statements.

Page 38	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Kindred Healthcare, Inc.	783	9,122
Kite Pharma, Inc. (2)	55	5,702
Landauer, Inc.	55	2,877
Lannett Co., Inc. (2)	151	3,080
Lexicon Pharmaceuticals, Inc. (2)	101	1,661
LHC Group, Inc. (2)	357	24,237
Lipocine, Inc. (2)	737	2,963
Loxo Oncology, Inc. (2)	67	5,373
Luminex Corp.	38	803
MacroGenics, Inc. (2)	222	3,887
Magellan Health, Inc. (2)	30	2,187
Mallinckrodt PLC (2)	451	20,209
MannKind Corp. (2)(3)	1,651	2,328
Masimo Corp. (2)(5)	443	40,393
Matinas BioPharma Holdings, Inc. (2)	631	1,066
McKesson Corp.	2,527	415,793
MediciNova, Inc. (2)	855	4,497
Medtronic PLC (5)	789	70,024
Merck & Co., Inc. (5)	14,030	899,183
Merit Medical Systems, Inc. (2)	108	4,120
Merrimack Pharmaceuticals, Inc.	1,605	1,990
Mettler-Toledo International, Inc. (2)	95	55,911
MiMedx Group, Inc. (2)	437	6,542
Minerva Neurosciences, Inc. (2)	477	4,221
Mirati Therapeutics, Inc. (2)	643	2,347
Molina Healthcare, Inc. (2)	313	21,653
Momenta Pharmaceuticals, Inc. (2)	507	8,568
Mylan NV (2)	1,918	74,457
MyoKardia, Inc. (2)	266	3,485
Myovant Sciences, Ltd. (2)	278	3,253
Myriad Genetics, Inc. (2)	282	7,287
NantKwest, Inc. (2)(3)	377	2,861
Natera, Inc. (2)	999	10,849
Neos Therapeutics, Inc. (2)	98	715
Neurocrine Biosciences, Inc. (2)	137	6,302
NewLink Genetics Corp. (2)	231	1,698
Novan, Inc. (2)	174	701
Novavax, Inc. (2)	4,474	5,145
Novus Therapeutics, Inc. (2)	907	5,306
OncoMed Pharmaceuticals, Inc. (2)	799	2,661
Ophthotech Corp. (2)	4,216	10,793
OPKO Health, Inc. (2)	1,137	7,481
Organovo Holdings, Inc. (2)(3)	1,372	3,608
Orthofix International NV (2)	199	9,250
Osiris Therapeutics, Inc. (2)	398	2,547
Otonomy, Inc. (2)	395	7,446
OvaScience, Inc. (2)	700	1,092
Pacira Pharmaceuticals, Inc./DE (2)	59	2,814
PAREXEL International Corp. (2)	138	11,994
PDL BioPharma, Inc.	3,462	8,551
Pfenex, Inc. (2)	2,072	8,309
Pfizer, Inc. (5)	27,414	920,836
PharMerica Corp. (2)	489	12,836
Phibro Animal Health Corp.	126	4,668
Portola Pharmaceuticals, Inc. (2)	334	18,761
PRA Health Sciences, Inc. (2)	317	23,778
Premier, Inc. (2)	4,068	146,448
Prestige Brands Holdings, Inc. (2)	504	26,616
Progenics Pharmaceuticals, Inc. (2)	742	5,038
Protagonist Therapeutics, Inc. (2)	79	893
Proteostasis Therapeutics, Inc. (2)	440	2,059
Providence Service Corp./The (2)	405	20,497
PTC Therapeutics, Inc. (2)	49	898
Puma Biotechnology, Inc. (2)	56	4,894
Quality Systems, Inc. (2)	2,900	49,909
Quest Diagnostics, Inc. (5)	4,654	517,339
Quorum Health Corp. (2)	269	1,116
Quotient, Ltd. (2)	200	1,472
RadNet, Inc. (2)	190	1,473
Recro Pharma, Inc. (2)	590	4,148
Regulus Therapeutics, Inc. (2)	1,403	1,383
Repligen Corp. (2)	151	6,257
Rigel Pharmaceuticals, Inc. (2)	1,365	3,726
Sangamo Therapeutics, Inc. (2)	592	5,210
SciClone Pharmaceuticals, Inc. (2)	142	1,562
Seattle Genetics, Inc. (2)	235	12,159
Second Sight Medical Products, Inc. (2)	656	827
Seres Therapeutics, Inc. (2)	909	10,272
Sorrento Therapeutics, Inc. (2)	868	1,736
Spectrum Pharmaceuticals, Inc. (2)	1,975	14,714
Stemline Therapeutics, Inc. (2)	237	2,180
Strongbridge Biopharma PLC (2)	191	1,366
Stryker Corp.	812	112,689
Sucampo Pharmaceuticals, Inc. (2)	327	3,434
Supernus Pharmaceuticals, Inc. (2)	277	11,939
Syndax Pharmaceuticals, Inc. (2)	219	3,059
Synthetic Biologics, Inc. (2)	6,579	3,720
Syros Pharmaceuticals, Inc. (2)	242	3,894
Tabula Rasa HealthCare, Inc. (2)	101	1,520
Tandem Diabetes Care, Inc. (2)	906	725
Teligent, Inc. (2)	110	1,007
TG Therapeutics, Inc. (2)	315	3,166
Titan Pharmaceuticals, Inc. (2)	920	1,748
Trevena, Inc. (2)	374	860

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 39

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Triple-S Management Corp. (2)	935	15,811
Trovagene, Inc. (2)(3)	1,564	1,971
Ultragenyx Pharmaceutical, Inc. (2)	99	6,149
United Therapeutics Corp. (2)(5)	589	76,411
UnitedHealth Group, Inc. (5)	5,278	978,647
Vanda Pharmaceuticals, Inc. (2)	1,085	17,686
Veeva Systems, Inc. (2)	537	32,923
Veracyte, Inc. (2)	803	6,689
Versartis, Inc. (2)	130	2,269
Vertex Pharmaceuticals, Inc. (2)	210	27,063
Vital Therapies, Inc. (2)	940	2,726
Voyager Therapeutics, Inc. (2)	194	1,738
vTv Therapeutics, Inc. (2)	785	3,901
VWR Corp. (2)	235	7,757
WellCare Health Plans, Inc. (2)	264	47,404
XBiotech, Inc. (2)	217	1,020
Xencor, Inc. (2)	86	1,815
Zafgen, Inc. (2)	1,528	5,363
Zoetis, Inc.	2,071	129,189
		16,382,598

Industrials — 11.8%
ACCO Brands Corp. (2)	542	6,314
Aegion Corp. (2)	274	5,995
Aerojet Rocketdyne Holdings, Inc. (2)	937	19,490
Air Transport Services Group, Inc. (2)	139	3,027
Alamo Group, Inc.	255	23,157
Allied Motion Technologies, Inc.	60	1,633
Allison Transmission Holdings, Inc.	5,108	191,601
American Woodmark Corp. (2)	111	10,606
Applied Industrial Technologies, Inc.	1,633	96,429
ARC Document Solutions, Inc. (2)	1,768	7,355
ArcBest Corp.	68	1,401
Argan, Inc.	188	11,280
Atkore International Group, Inc. (2)	351	7,915
Avis Budget Group, Inc. (2)	251	6,845
AZZ, Inc.	13	725
Barnes Group, Inc.	1,871	109,510
Barrett Business Services, Inc.	105	6,015
BG Staffing, Inc.	140	2,433
Blue Bird Corp. (2)	88	1,496
BMC Stock Holdings, Inc. (2)	561	12,258
Boeing Co./The (5)	4,815	952,166
Brady Corp.	2,248	76,207
Briggs & Stratton Corp.	269	6,483
Builders FirstSource, Inc. (2)	1,156	17,710
BWX Technologies, Inc.	1,318	64,253
Caesarstone, Ltd. (2)	372	13,039
Celadon Group, Inc.	331	1,043
Chicago Bridge & Iron Co. NV	860	16,968
Colfax Corp. (2)	62	2,441
Comfort Systems USA, Inc.	1,004	37,248
Continental Building Products, Inc. (2)	1,611	37,536
Costamare, Inc.	1,582	11,564
Covenant Transportation Group, Inc. (2)	58	1,017
Crane Co. (5)	2,752	218,454
CSW Industrials, Inc. (2)	20	773
CSX Corp. (5)	13,892	757,948
Cummins, Inc. (5)	4,067	659,749
Delta Air Lines, Inc.	8,546	459,262
DigitalGlobe, Inc. (2)	670	22,311
Donaldson Co., Inc.	3,066	139,626
Dover Corp. (5)	2,205	176,885
Ducommun, Inc. (2)	212	6,695
Eagle Bulk Shipping, Inc. (2)	1,261	5,965
Eaton Corp. PLC (5)	8,579	667,704
EMCOR Group, Inc.	589	38,509
Emerson Electric Co.	3,655	217,911
Encore Wire Corp.	124	5,295
EnerSys (5)	1,775	128,599
Ennis, Inc.	374	7,143
Essendant, Inc.	1,191	17,663
Esterline Technologies Corp. (2)	46	4,361
Fluor Corp. (5)	1,694	77,551
Fortive Corp. (5)	6,423	406,897
Forward Air Corp.	212	11,295
FreightCar America, Inc.	133	2,313
FuelCell Energy, Inc. (2)	645	800
General Cable Corp.	897	14,666
General Dynamics Corp.	1,047	207,411
Global Brass & Copper Holdings, Inc.	732	22,363
Greenbrier Cos., Inc./The	266	12,303
Griffon Corp.	402	8,824
H&E Equipment Services, Inc.	91	1,857
Harsco Corp. (2)	323	5,200
Hawaiian Holdings, Inc. (2)	16	751
HD Supply Holdings, Inc. (2)(5)	816	24,994
HEICO Corp.	8,798	545,916
Heidrick & Struggles International, Inc.	388	8,439
Herman Miller, Inc.	1,680	51,072
Hertz Global Holdings, Inc. (2)	326	3,749
Hillenbrand, Inc.	1,314	47,435
HNI Corp.	109	4,346
Hub Group, Inc. (2)	1,057	40,536

The accompanying notes are an integral part of these financial statements.

Page 40	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Hubbell, Inc.	690	78,087
Huntington Ingalls Industries, Inc. (5)	1,915	356,496
Huttig Building Products, Inc. (2)	179	1,255
Hyster-Yale Materials Handling, Inc.	330	23,183
ICF International, Inc. (2)	16	754
Illinois Tool Works, Inc.	3,164	453,243
Ingersoll-Rand PLC (5)	6,050	552,910
InnerWorkings, Inc. (2)	153	1,775
Insperity, Inc.	509	36,139
Interface, Inc.	982	19,296
ITT, Inc.	1,943	78,070
JB Hunt Transport Services, Inc.	1,896	173,256
JetBlue Airways Corp. (2)	2,277	51,984
Kadant, Inc.	86	6,467
Kansas City Southern	47	4,919
Kelly Services, Inc.	1,126	25,279
Kforce, Inc.	1,392	27,283
Kimball International, Inc.	736	12,284
Knoll, Inc.	1,455	29,173
L3 Technologies, Inc.	37	6,182
Landstar System, Inc.	2,300	196,880
Lawson Products, Inc./DE (2)	106	2,348
Lincoln Electric Holdings, Inc.	1,577	145,226
LSC Communications, Inc.	1,022	21,871
LSI Industries, Inc.	678	6,136
ManpowerGroup, Inc. (5)	4,620	515,823
Masco Corp.	629	24,034
Masonite International Corp. (2)	288	21,744
MasTec, Inc. (2)	164	7,405
Matson, Inc.	562	16,882
Miller Industries, Inc./TN	455	11,307
Moog, Inc. (2)	744	53,360
MSC Industrial Direct Co., Inc.	790	67,908
MYR Group, Inc. (2)	589	18,271
National Presto Industries, Inc.	12	1,326
NCI Building Systems, Inc. (2)	682	11,389
Neff Corp. (2)	377	7,163
NN, Inc.	26	714
Norfolk Southern Corp.	1,512	184,010
Omega Flex, Inc.	24	1,546
On Assignment, Inc. (2)	466	25,234
Orbital ATK, Inc.	1,305	128,360
Oshkosh Corp.	146	10,056
Owens Corning	3,319	222,107
PAM Transportation Services, Inc. (2)	90	1,706
Parker-Hannifin Corp.	2,413	385,646
Park-Ohio Holdings Corp.	311	11,849
Pitney Bowes, Inc. (5)	2,079	31,393
Plug Power, Inc. (2)(3)	691	1,410
Ply Gem Holdings, Inc. (2)	2,004	35,972
Powell Industries, Inc.	24	768
Quad/Graphics, Inc.	1,318	30,209
Radiant Logistics, Inc. (2)	847	4,557
Regal Beloit Corp.	1,096	89,379
Resources Connection, Inc.	1,220	16,714
Robert Half International, Inc.	2,800	134,204
Rockwell Automation, Inc. (5)	3,616	585,647
Rockwell Collins, Inc.	162	17,023
RPX Corp. (2)	1,669	23,283
RR Donnelley & Sons Co.	563	7,060
Rush Enterprises, Inc. (2)	697	25,914
Rush Enterprises, Inc. (2)	124	4,515
Ryder System, Inc.	1,487	107,034
Saia, Inc. (2)	42	2,155
Southwest Airlines Co.	6,815	423,484
SP Plus Corp. (2)	291	8,890
Sparton Corp. (2)	375	8,246
Spirit AeroSystems Holdings, Inc. (5)	4,061	235,294
Steelcase, Inc.	2,362	33,068
Supreme Industries, Inc.	458	7,534
Teledyne Technologies, Inc. (2)	101	12,893
Tennant Co.	70	5,166
Tetra Tech, Inc.	186	8,510
Textron, Inc.	2,737	128,913
Thermon Group Holdings, Inc. (2)	372	7,131
Timken Co./The	2,859	132,229
Titan Machinery, Inc. (2)	212	3,812
Toro Co./The	3,471	240,506
Triumph Group, Inc.	211	6,668
TrueBlue, Inc. (2)	1,608	42,612
Union Pacific Corp.	7,137	777,291
United Continental Holdings, Inc. (2)(5)	7,938	597,335
United Rentals, Inc. (2)(5)	592	66,724
Universal Forest Products, Inc.	106	9,255
USA Truck, Inc. (2)	314	2,719
Vectrus, Inc. (2)	685	22,139
Veritiv Corp. (2)	206	9,270
Wabash National Corp.	1,105	24,288
WABCO Holdings, Inc. (2)	66	8,416
WESCO International, Inc. (2)	230	13,179
West Corp. (5)	118	2,752
Willis Lease Finance Corp. (2)	186	4,972
YRC Worldwide, Inc. (2)	1,270	14,122
		14,809,722

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 41

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Information Technology — 20.4%
8x8, Inc. (2)	269	3,914
Accenture PLC (5)	5,979	739,483
Activision Blizzard, Inc.	3,648	210,015
Actua Corp. (2)	179	2,515
Adobe Systems, Inc. (2)(5)	5,448	770,565
ADTRAN, Inc.	423	8,735
Advanced Energy Industries, Inc. (2)	66	4,270
Akamai Technologies, Inc. (2)	466	23,211
ALJ Regional Holdings, Inc. (2)	2,108	6,746
Alpha & Omega Semiconductor, Ltd. (2)	491	8,185
Alphabet, Inc. - Class C (2)(5)	1,320	1,199,524
Alphabet, Inc. - Class A (2)(5)	224	208,248
Ambarella, Inc. (2)	189	9,176
Amdocs, Ltd.	286	18,436
American Software, Inc./GA	1,607	16,536
Amkor Technology, Inc. (2)	2,551	24,923
Anixter International, Inc. (2)	767	59,979
ANSYS, Inc. (2)	1,236	150,396
Apple, Inc. (5)	16,124	2,322,178
Applied Materials, Inc. (5)	17,871	738,251
Applied Optoelectronics, Inc. (2)	45	2,781
ARRIS International PLC (2)(5)	2,948	82,603
Arrow Electronics, Inc. (2)	1,786	140,058
Aspen Technology, Inc. (2)	3,060	169,096
Autobytel, Inc. (2)	536	6,759
Avid Technology, Inc. (2)	1,293	6,801
Avnet, Inc. (5)	229	8,904
Bankrate, Inc. (2)	1,469	18,877
Barracuda Networks, Inc. (2)	82	1,891
Bel Fuse, Inc.	334	8,250
Benchmark Electronics, Inc. (2)	556	17,959
Black Box Corp.	1,277	10,918
Booz Allen Hamilton Holding Corp. (5)	4,043	131,559
Bottomline Technologies de, Inc. (2)	123	3,160
Broadridge Financial Solutions, Inc. (5)	611	46,167
CA, Inc.	17,036	587,231
CACI International, Inc. (2)	674	84,284
Cadence Design Systems, Inc. (2)(5)	17,226	576,899
Callidus Software, Inc. (2)	39	944
Care.com, Inc. (2)	292	4,409
CDK Global, Inc.	3,385	210,073
CDW Corp./DE	776	48,523
Cirrus Logic, Inc. (2)	1,039	65,166
Cisco Systems, Inc. (5)	31,306	979,878
Citrix Systems, Inc. (2)(5)	2,309	183,750
Clearfield, Inc. (2)	123	1,624
Cohu, Inc.	392	6,170
CommerceHub, Inc. (2)	51	889
CommScope Holding Co., Inc. (2)	2,335	88,800
CommVault Systems, Inc. (2)	802	45,273
Convergys Corp.	582	13,840
CoreLogic, Inc./United States (2)	985	42,729
Corning, Inc.	14,640	439,932
CPI Card Group, Inc.	582	1,659
CSG Systems International, Inc.	19	771
CSRA, Inc.	771	24,479
CyberOptics Corp. (2)	43	888
DHI Group, Inc. (2)	3,027	8,627
Digi International, Inc. (2)	447	4,537
Diodes, Inc. (2)	212	5,094
DSP Group, Inc. (2)	290	3,364
DST Systems, Inc.	12	740
DXC Technology Co. (5)	2,921	224,099
eBay, Inc. (2)(5)	19,177	669,661
Electronic Arts, Inc. (2)(5)	7,076	748,075
Endurance International Group Holdings, Inc. (2)	837	6,989
Entegris, Inc. (2)	31	680
ePlus, Inc. (2)	35	2,594
EVERTEC, Inc.	2,577	44,582
Exa Corp. (2)	218	3,008
ExlService Holdings, Inc. (2)	44	2,446
Extreme Networks, Inc. (2)	70	645
F5 Networks, Inc. (2)	2,715	344,968
Facebook, Inc. (2)(5)	5,423	818,765
Fair Isaac Corp.	814	113,480
Finisar Corp. (2)	90	2,338
Five9, Inc. (2)	305	6,564
FLIR Systems, Inc.	1,335	46,271
Forrester Research, Inc.	233	9,122
Fortinet, Inc. (2)	195	7,301
GoDaddy, Inc. (2)	694	29,439
Guidance Software, Inc. (2)	1,688	11,158
Hackett Group, Inc./The	1,772	27,466
Hewlett Packard Enterprise Co. (5)	26,648	442,090
HP, Inc. (5)	38,826	678,678
IAC/InterActiveCorp (2)	1,061	109,538
Information Services Group, Inc. (2)	228	937
Insight Enterprises, Inc. (2)	117	4,679
Intel Corp. (5)	23,161	781,452
InterDigital, Inc./PA	580	44,834
Internap Corp. (2)	193	708
International Business Machines Corp. (5)	4,042	621,781

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017 Page 42	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Intuit, Inc. (5)	5,085	675,339
IPG Photonics Corp. (2)	8	1,161
IXYS Corp.	631	10,380
j2 Global, Inc.	210	17,869
Jabil, Inc. (5)	4,619	134,829
Jack Henry & Associates, Inc.	146	15,165
Juniper Networks, Inc.	8,301	231,432
Kimball Electronics, Inc. (2)	649	11,714
KLA-Tencor Corp. (5)	6,341	580,265
LivePerson, Inc. (2)	137	1,507
LogMeIn, Inc. (5)	348	36,366
Majesco (2)	182	897
Manhattan Associates, Inc. (2)	871	41,860
ManTech International Corp./VA	33	1,366
Mastercard, Inc. (5)	5,452	662,145
Maxim Integrated Products, Inc. (5)	5,905	265,135
MAXIMUS, Inc.	32	2,004
MaxLinear, Inc. (2)	917	25,575
Meet Group, Inc./The (2)	152	768
Methode Electronics, Inc.	872	35,926
Micron Technology, Inc. (2)(5)	8,404	250,943
Microsoft Corp. (5)	23,374	1,611,170
MicroStrategy, Inc. (2)	208	39,867
MicroVision, Inc. (2)	995	2,109
Mitek Systems, Inc. (2)	647	5,435
Motorola Solutions, Inc. (5)	3,624	314,346
MuleSoft, Inc. (2)	28	698
Nanometrics, Inc. (2)	445	11,254
NCI, Inc. (2)	501	10,571
NCR Corp. (2)(5)	2,037	83,191
NetApp, Inc. (5)	6,204	248,470
NETGEAR, Inc. (2)	401	17,283
NeuStar, Inc. (2)	152	5,069
NIC, Inc.	1,830	34,679
Nuance Communications, Inc. (2)	3,542	61,666
NVE Corp.	58	4,466
NVIDIA Corp. (5)	1,827	264,111
Ominto, Inc. (2)	122	1,861
ON Semiconductor Corp. (2)	6,510	91,400
Oracle Corp. (5)	9,034	452,965
PC Connection, Inc.	493	13,341
Pegasystems, Inc.	243	14,179
Perficient, Inc. (2)	1,018	18,976
PFSweb, Inc. (2)	161	1,330
Photronics, Inc. (2)	796	7,482
Planet Payment, Inc. (2)	2,677	8,834
Plexus Corp. (2)	1,078	56,670
Progress Software Corp.	3,196	98,724
QAD, Inc.	248	7,948
Qualys, Inc. (2)	659	26,887
QuinStreet, Inc. (2)	1,176	4,904
RealPage, Inc. (2)	607	21,822
Reis, Inc.	62	1,318
RingCentral, Inc. (2)	600	21,930
Rocket Fuel, Inc. (2)	530	1,458
Rogers Corp. (2)	89	9,667
Rosetta Stone, Inc. (2)	494	5,325
Rubicon Project, Inc./The (2)	1,063	5,464
Rudolph Technologies, Inc. (2)	701	16,018
Sanmina Corp. (2)(5)	2,367	90,183
ScanSource, Inc. (2)	1,197	48,239
Science Applications International Corp.	1,287	89,344
Semtech Corp. (2)(5)	1,636	58,487
ShoreTel, Inc. (2)	729	4,228
Sigma Designs, Inc. (2)	185	1,082
Silicon Laboratories, Inc. (2)	37	2,529
Skyworks Solutions, Inc.	770	73,882
Sonus Networks, Inc. (2)	916	6,815
Stamps.com, Inc. (2)	107	16,572
Sykes Enterprises, Inc. (2)	497	16,664
Symantec Corp. (5)	5,582	157,692
Synaptics, Inc. (2)	310	16,030
Synchronoss Technologies, Inc. (2)	302	4,968
Synopsys, Inc. (2)(5)	8,455	616,623
Take-Two Interactive Software, Inc. (2)	864	63,400
Tech Data Corp. (2)	862	87,062
TechTarget, Inc. (2)	1,310	13,585
TeleTech Holdings, Inc.	683	27,866
Texas Instruments, Inc. (5)	9,468	728,373
TiVo Corp.	867	16,170
Travelport Worldwide, Ltd.	6,710	92,330
Unisys Corp. (2)	1,086	13,901
Verint Systems, Inc. (2)	922	37,525
Versum Materials, Inc.	412	13,390
VirnetX Holding Corp. (2)	557	2,534
VMware, Inc. (2)	3,821	334,070
Web.com Group, Inc. (2)	783	19,810
Western Digital Corp.	775	68,665
Western Union Co./The (5)	421	8,020
Xcerra Corp. (2)	143	1,397
XO Group, Inc. (2)	875	15,418
Yelp, Inc. (2)	421	12,638
Zix Corp. (2)	2,297	13,070
		25,794,086

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 43

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Materials — 2.7%
A Schulman, Inc.	242	7,744
AdvanSix, Inc. (2)	231	7,216
AK Steel Holding Corp. (2)	377	2,477
Avery Dennison Corp. (5)	814	71,933
Berry Global Group, Inc. (2)	1,193	68,013
Boise Cascade Co. (2)	414	12,586
Cabot Corp.	1,296	69,245
Chemours Co./The	207	7,849
Cliffs Natural Resources, Inc. (2)	184	1,273
Coeur Mining, Inc. (2)	128	1,098
Crown Holdings, Inc. (2)	5,084	303,311
Domtar Corp.	666	25,588
Eastman Chemical Co.	126	10,583
Forterra, Inc. (2)	330	2,716
GCP Applied Technologies, Inc. (2)(5)	653	19,917
Graphic Packaging Holding Co.	10,792	148,714
Greif, Inc.	746	41,612
Hawkins, Inc.	34	1,576
HB Fuller Co.	98	5,009
Huntsman Corp.	1,721	44,471
Innophos Holdings, Inc.	506	22,183
Intrepid Potash, Inc. (2)	311	703
KMG Chemicals, Inc.	25	1,217
Koppers Holdings, Inc. (2)	640	23,136
Louisiana-Pacific Corp. (2)	1,713	41,300
LyondellBasell Industries NV (5)	7,646	645,246
Myers Industries, Inc.	515	9,244
Neenah Paper, Inc.	240	19,260
NewMarket Corp.	43	19,801
Nucor Corp. (5)	6,702	387,845
Olin Corp.	597	18,077
OMNOVA Solutions, Inc. (2)	589	5,743
Owens-Illinois, Inc. (2)	5,437	130,053
Packaging Corp. of America	1,230	137,010
PolyOne Corp.	469	18,169
Quaker Chemical Corp.	5	726
Reliance Steel & Aluminum Co. (5)	1,930	140,523
Ryerson Holding Corp. (2)	511	5,059
Schnitzer Steel Industries, Inc.	381	9,601
Schweitzer-Mauduit International, Inc.	971	36,150
Sherwin-Williams Co./The	1,189	417,291
Silgan Holdings, Inc.	2,985	94,863
Steel Dynamics, Inc. (5)	4,296	153,840
Stepan Co.	161	14,030
Tahoe Resources, Inc.	584	5,034
TerraVia Holdings, Inc. (2)(3)	2,951	689
Tredegar Corp.	75	1,144
Trinseo SA	1,091	74,952
UFP Technologies, Inc. (2)	462	13,075
Verso Corp. (2)	430	2,017
WestRock Co.	1,309	74,168
		3,375,080

Real Estate Investment Trust — 2.5%
Alexander & Baldwin, Inc.	93	3,848
Altisource Portfolio Solutions SA (2)	161	3,513
American Assets Trust, Inc.	139	5,475
American Campus Communities, Inc.	635	30,036
American Tower Corp.	1,773	234,603
Apple Hospitality REIT, Inc.	269	5,033
Ashford Hospitality Prime, Inc.	73	751
Brandywine Realty Trust	478	8,379
Brixmor Property Group, Inc.	1,102	19,704
Camden Property Trust	202	17,273
Care Capital Properties, Inc.	84	2,243
CBL & Associates Properties, Inc.	3,805	32,076
Cedar Realty Trust, Inc.	2,632	12,765
Chatham Lodging Trust	976	19,608
Chesapeake Lodging Trust	77	1,884
Clipper Realty, Inc.	567	6,997
CoreCivic, Inc.	942	25,980
CoreSite Realty Corp.	61	6,315
Corporate Office Properties Trust	3,299	115,564
CubeSmart	444	10,674
DCT Industrial Trust, Inc.	563	30,087
DDR Corp.	3,305	29,976
Douglas Emmett, Inc.	642	24,531
Duke Realty Corp.	767	21,438
DuPont Fabros Technology, Inc.	472	28,868
Easterly Government Properties, Inc.	204	4,274
Equity Commonwealth (2)	1,073	33,907
Equity LifeStyle Properties, Inc.	833	71,921
Farmland Partners, Inc.	220	1,967
FelCor Lodging Trust, Inc.	906	6,532
First Industrial Realty Trust, Inc.	261	7,470
First Potomac Realty Trust	296	3,289
Forest City Realty Trust, Inc.	932	22,526
Forestar Group, Inc. (2)	114	1,955
Gaming and Leisure Properties, Inc. (5)	9,759	367,622
Global Medical REIT, Inc.	616	5,507
HCP, Inc.	214	6,839
Healthcare Trust of America, Inc.	644	20,035
Host Hotels & Resorts, Inc.	2,434	44,469

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017 Page 44	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Hudson Pacific Properties, Inc.	124	4,240
Investors Real Estate Trust	329	2,043
Invitation Homes, Inc.	7,266	157,164
Iron Mountain, Inc.	609	20,925
Kennedy-Wilson Holdings, Inc.	90	1,715
Kimco Realty Corp.	634	11,634
Kite Realty Group Trust	1,503	28,452
Lamar Advertising Co.	1,291	94,979
LaSalle Hotel Properties	317	9,447
Lexington Realty Trust (5)	13,063	129,454
Liberty Property Trust (5)	8,212	334,311
LTC Properties, Inc.	248	12,745
Mack-Cali Realty Corp.	79	2,144
Marcus & Millichap, Inc. (2)	68	1,792
Medical Properties Trust, Inc.	189	2,432
Mid-America Apartment Communities, Inc.	349	36,778
Monogram Residential Trust, Inc.	1,734	16,837
National Health Investors, Inc. (5)	1,138	90,130
National Storage Affiliates Trust	63	1,456
New Senior Investment Group, Inc.	3,193	32,090
Outfront Media, Inc.	1,722	39,813
Parkway, Inc. (2)	670	15,336
Pennsylvania Real Estate Investment Trust	1,920	21,734
PS Business Parks, Inc.	314	41,570
QTS Realty Trust, Inc.	99	5,181
RAIT Financial Trust	1,611	3,528
Ramco-Gershenson Properties Trust	508	6,553
Realogy Holdings Corp.	926	30,049
Retail Properties of America, Inc.	538	6,569
RLJ Lodging Trust (5)	2,097	41,667
Sabra Health Care REIT, Inc.	669	16,123
Saul Centers, Inc.	225	13,046
Senior Housing Properties Trust	1,258	25,714
Seritage Growth Properties	786	32,973
Simon Property Group, Inc.	1,123	181,656
Spirit Realty Capital, Inc.	1,831	13,568
St Joe Co./The (2)	114	2,138
STORE Capital Corp.	486	10,911
Sun Communities, Inc.	673	59,015
Sunstone Hotel Investors, Inc.	774	12,477
Tanger Factory Outlet Centers, Inc.	1,538	39,957
Taubman Centers, Inc.	635	37,814
Terreno Realty Corp.	178	5,991
Trinity Place Holdings, Inc. (2)	280	1,991
Uniti Group, Inc.	3,213	80,775
Universal Health Realty Income Trust	42	3,341
Urban Edge Properties	121	2,871
Urstadt Biddle Properties, Inc.	401	7,940
VEREIT, Inc.	4,450	36,223
Vornado Realty Trust	34	3,193
Washington Prime Group, Inc.	3,044	25,478
Washington Real Estate Investment Trust	379	12,090
Weingarten Realty Investors	190	5,719
WP Carey, Inc.	592	39,078
Xenia Hotels & Resorts, Inc.	2,267	43,912
		3,212,696

Telecommunication Services — 2.1%
AT&T, Inc. (5)	23,582	889,749
ATN International, Inc.	169	11,566
Boingo Wireless, Inc. (2)	122	1,825
Cincinnati Bell, Inc. (2)	507	9,912
Cogent Communications Holdings, Inc.	640	25,664
Consolidated Communications Holdings, Inc.	361	7,751
FairPoint Communications, Inc. (2)	1,782	27,888
Frontier Communications Corp. (2)	7,613	8,831
General Communication, Inc. (2)	73	2,675
Hawaiian Telcom Holdco, Inc. (2)	350	8,747
IDT Corp.	199	2,860
Level 3 Communications, Inc. (2)	5,320	315,476
NII Holdings, Inc. (2)	1,839	1,479
Ooma, Inc. (2)	502	4,016
ORBCOMM, Inc. (2)	595	6,724
Spok Holdings, Inc.	577	10,213
Straight Path Communications, Inc. (2)	5	898
Telephone & Data Systems, Inc. (5)	2,528	70,152
T-Mobile US, Inc. (2)(5)	8,957	542,973
United States Cellular Corp. (2)	874	33,492
Verizon Communications, Inc. (5)	13,813	616,889
Vonage Holdings Corp. (2)	3,250	21,255
Windstream Holdings, Inc.	1,696	6,580
Zayo Group Holdings, Inc. (2)	294	9,085
		2,636,700

Utilities — 5.3%
AES Corp./VA (5)	23,833	264,785
ALLETE, Inc.	172	12,329
Ameren Corp.	5,608	306,589
American States Water Co.	982	46,557
Artesian Resources Corp.	405	15,244
California Water Service Group	118	4,342
Calpine Corp. (2)	632	8,551
CenterPoint Energy, Inc. (5)	20,976	574,323

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 45

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
CMS Energy Corp.	4,002	185,093
Consolidated Water Co., Ltd.	572	7,093
DTE Energy Co.	4,928	521,333
Edison International (5)	7,509	587,129
El Paso Electric Co.	1,987	102,728
Exelon Corp. (5)	10,312	371,954
Genie Energy, Ltd.	351	2,675
MDU Resources Group, Inc.	6,512	170,614
NorthWestern Corp.	2,539	154,930
NRG Energy, Inc.	4,444	76,526
NRG Yield, Inc.	6,073	103,605
Ormat Technologies, Inc.	1,345	78,925
Pinnacle West Capital Corp.	2,847	242,451
Portland General Electric Co. (5)	8,347	381,374
PPL Corp.	15,014	580,441
SJW Group	739	36,344
Southwest Gas Holdings, Inc. (5)	5,376	392,771
Spark Energy, Inc.	672	12,634
UGI Corp. (5)	11,558	559,500
Unitil Corp.	955	46,136
Vectren Corp. (5)	9,379	548,100
Xcel Energy, Inc.	6,684	306,624
		6,701,700

Total Common Stocks - Long (Cost $109,670,660)		118,904,091

Money Market Registered Investment Companies — 3.0%
Morgan Stanley Government Institutional Fund, 0.84% (4)	22,963	22,963
Meeder Institutional Prime Money Market Fund, 1.05% (6)	3,799,813	3,799,813
Total Money Market Registered Investment Companies (Cost $3,822,788)		3,822,776

Bank Obligations — 0.6%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (7)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (7)	249,913	249,913
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (7)	248,000	248,000
Total Bank Obligations (Cost $747,347)		747,347

U.S. Government Obligations — 1.4%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (8)	1,770,000	1,766,171
Total U.S. Government Obligations (Cost $1,766,106)		1,766,171
Total Investments - Long — 99.3% (Cost $116,006,901) (1)		125,240,385
Total Securities Sold Short — (39.2%) (Proceeds Received $(47,380,351))		(49,440,375)
Other Assets less Liabilities — 39.9%		50,244,955
Total Net Assets — 100.0%		126,044,965

Common Stocks - Short — (39.2%)
Consumer Discretionary — (4.3%)
Abercrombie & Fitch Co.	(57)	(709)
Adient PLC	(213)	(13,926)
Adtalem Global Education, Inc.	(693)	(26,299)
Advance Auto Parts, Inc.	(908)	(105,864)
AMC Entertainment Holdings, Inc.	(1,274)	(28,984)
America's Car-Mart, Inc./TX (2)	(139)	(5,407)
At Home Group, Inc. (2)	(825)	(19,214)
AutoNation, Inc. (2)	(341)	(14,377)
AV Homes, Inc. (2)	(50)	(1,003)
Barnes & Noble Education, Inc. (2)	(188)	(1,998)
Belmond, Ltd. (2)	(307)	(4,083)
Big 5 Sporting Goods Corp.	(233)	(3,041)
Boot Barn Holdings, Inc. (2)	(452)	(3,200)
Bright Horizons Family Solutions, Inc. (2)	(181)	(13,975)
Cabela's, Inc. (2)	(488)	(28,997)
CarMax, Inc. (2)	(4,134)	(260,690)
Carriage Services, Inc.	(849)	(22,889)
Chegg, Inc. (2)	(2,459)	(30,221)
Chipotle Mexican Grill, Inc. (2)	(212)	(88,213)
Churchill Downs, Inc.	(40)	(7,332)
Conn's, Inc. (2)	(175)	(3,343)
Container Store Group, Inc./The (2)	(294)	(1,740)
Core-Mark Holding Co., Inc.	(930)	(30,746)
Crocs, Inc. (2)	(664)	(5,119)
Daily Journal Corp. (2)	(35)	(7,348)
Del Taco Restaurants, Inc. (2)	(139)	(1,911)
Delta Apparel, Inc. (2)	(153)	(3,394)
Eldorado Resorts, Inc. (2)	(49)	(980)
Etsy, Inc. (2)	(437)	(6,555)
Gaia, Inc. (2)	(440)	(4,928)
Gentex Corp.	(505)	(9,580)
Gentherm, Inc. (2)	(66)	(2,561)
G-III Apparel Group, Ltd. (2)	(238)	(5,938)
Green Brick Partners, Inc. (2)	(319)	(3,653)
Groupon, Inc. (2)	(1,054)	(4,047)

The accompanying notes are an integral part of these financial statements.

Page 46	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Guess?, Inc.	(619)	(7,911)
Hanesbrands, Inc.	(5,772)	(133,680)
Hilton Worldwide Holdings, Inc. (2)	(9,198)	(568,896)
Horizon Global Corp. (2)	(910)	(13,068)
Houghton Mifflin Harcourt Co. (2)	(586)	(7,208)
Hyatt Hotels Corp. (2)	(781)	(43,900)
Iconix Brand Group, Inc. (2)	(1,499)	(10,358)
IMAX Corp. (2)	(917)	(20,174)
L Brands, Inc.	(1,330)	(71,674)
LGI Homes, Inc. (2)	(512)	(20,572)
Liberty Broadband Corp. (2)	(1,401)	(120,192)
Liberty Media Corp-Liberty Braves - Class A (2)	(550)	(13,140)
Liberty Media Corp-Liberty Braves - Class C (2)	(1,266)	(30,346)
Liberty Media Corp-Liberty Formula One - Class C (2)	(666)	(24,389)
Liberty Media Corp-Liberty Formula One - Class A (2)	(4,644)	(162,679)
Liberty Ventures (2)	(1,217)	(63,637)
Lindblad Expeditions Holdings, Inc. (2)	(1,560)	(16,380)
Lithia Motors, Inc.	(314)	(29,588)
LKQ Corp. (2)	(2,747)	(90,514)
Loral Space & Communications, Inc. (2)	(466)	(19,362)
Lumber Liquidators Holdings, Inc. (2)	(253)	(6,340)
Madison Square Garden Co./The (2)	(307)	(60,448)
MarineMax, Inc. (2)	(605)	(11,828)
Marriott International, Inc./MD	(705)	(70,719)
Marriott Vacations Worldwide Corp.	(7)	(824)
Meredith Corp.	(132)	(7,847)
Modine Manufacturing Co. (2)	(43)	(712)
Monro Muffler Brake, Inc.	(704)	(29,392)
Motorcar Parts of America, Inc. (2)	(307)	(8,670)
Murphy USA, Inc. (2)	(43)	(3,187)
Netflix, Inc. (2)	(667)	(99,656)
Newell Brands, Inc.	(8,811)	(472,446)
Party City Holdco, Inc. (2)	(2,201)	(34,446)
Penske Automotive Group, Inc.	(1,057)	(46,413)
PICO Holdings, Inc. (2)	(80)	(1,400)
Planet Fitness, Inc.	(1,426)	(33,283)
Polaris Industries, Inc.	(1,090)	(100,531)
Red Lion Hotels Corp. (2)	(1,866)	(13,715)
Scientific Games Corp. (2)	(35)	(914)
SeaWorld Entertainment, Inc.	(284)	(4,621)
Sequential Brands Group, Inc. (2)	(1,201)	(4,792)
Shake Shack, Inc. (2)	(1,183)	(41,263)
Sonic Automotive, Inc.	(401)	(7,799)
Sotheby's (2)	(21)	(1,127)
Superior Uniform Group, Inc.	(41)	(916)
Tempur Sealy International, Inc. (2)	(272)	(14,522)
Tesla, Inc. (2)	(1,904)	(688,505)
Tractor Supply Co.	(915)	(49,602)
TRI Pointe Group, Inc. (2)	(5,179)	(68,311)
Tribune Media Co.	(457)	(18,632)
TripAdvisor, Inc. (2)	(155)	(5,921)
Under Armour, Inc. (2)(5)	(26,684)	(580,644)
Unifi, Inc. (2)	(182)	(5,606)
Universal Electronics, Inc. (2)	(258)	(17,247)
Viacom, Inc.	(258)	(9,817)
Wayfair, Inc. (2)	(265)	(20,373)
William Lyon Homes (2)	(1,863)	(44,973)
Wingstop, Inc.	(1,212)	(37,451)
Winnebago Industries, Inc.	(43)	(1,505)
World Wrestling Entertainment, Inc.	(2,340)	(47,666)
Wynn Resorts, Ltd.	(338)	(45,333)
Yum! Brands, Inc.	(7,216)	(532,252)
		(5,491,582)

Consumer Staples — (2.4%)
Alico, Inc.	(415)	(12,990)
Andersons, Inc./The	(306)	(10,450)
B&G Foods, Inc.	(2,257)	(80,349)
Calavo Growers, Inc.	(195)	(13,465)
Casey's General Stores, Inc.	(513)	(54,947)
Chefs' Warehouse, Inc./The (2)	(1,306)	(16,978)
Church & Dwight Co., Inc.	(2,119)	(109,934)
Clorox Co./The	(3,939)	(524,832)
Conagra Brands, Inc.	(4,376)	(156,486)
Constellation Brands, Inc.	(2,666)	(516,484)
Coty, Inc.	(12,521)	(234,894)
Craft Brew Alliance, Inc. (2)	(571)	(9,621)
elf Beauty, Inc. (2)	(965)	(26,258)
Estee Lauder Cos., Inc./The	(319)	(30,618)
Freshpet, Inc. (2)	(293)	(4,864)
Hain Celestial Group, Inc./The (2)	(2,135)	(82,881)
Hormel Foods Corp.	(919)	(31,347)
Limoneira Co.	(38)	(898)
MGP Ingredients, Inc.	(23)	(1,177)
Mondelez International, Inc.	(11,705)	(505,539)
Monster Beverage Corp. (2)	(2,941)	(146,109)
Natural Grocers by Vitamin Cottage, Inc. (2)	(613)	(5,070)
PriceSmart, Inc.	(380)	(33,288)
Primo Water Corp. (2)	(466)	(5,918)
Rite Aid Corp. (2)	(2,261)	(6,670)
Smart & Final Stores, Inc. (2)	(677)	(6,161)

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 47

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Snyder's-Lance, Inc.	(1,029)	(35,624)
Spectrum Brands Holdings, Inc.	(526)	(65,771)
Tootsie Roll Industries, Inc.	(2,480)	(86,428)
TreeHouse Foods, Inc. (2)	(532)	(43,459)
Turning Point Brands, Inc. (2)	(369)	(5,660)
Vector Group, Ltd.	(369)	(7,867)
WD-40 Co.	(956)	(105,495)
		(2,978,532)

Energy — (0.9%)
Antero Resources Corp. (2)	(3,312)	(71,572)
Ardmore Shipping Corp.	(672)	(5,477)
Callon Petroleum Co. (2)	(1,920)	(20,371)
Chesapeake Energy Corp. (2)	(6,194)	(30,784)
Continental Resources, Inc./OK (2)	(170)	(5,496)
Denbury Resources, Inc. (2)	(609)	(932)
Dorian LPG, Ltd. (2)	(205)	(1,677)
Eclipse Resources Corp. (2)	(1,201)	(3,435)
Energy XXI Gulf Coast, Inc. (2)	(379)	(7,038)
Extraction Oil & Gas, Inc. (2)	(1,344)	(18,077)
Fairmount Santrol Holdings, Inc. (2)	(441)	(1,720)
Frontline, Ltd./Bermuda	(361)	(2,069)
GasLog, Ltd.	(1,215)	(18,529)
Gener8 Maritime, Inc. (2)	(260)	(1,479)
Geospace Technologies Corp. (2)	(196)	(2,711)
Golar LNG, Ltd.	(326)	(7,254)
Gulfport Energy Corp. (2)	(1,885)	(27,804)
Hess Corp.	(5,175)	(227,027)
International Seaways, Inc. (2)	(234)	(5,071)
Jones Energy, Inc. (2)	(1,693)	(2,709)
Midstates Petroleum Co., Inc. (2)	(1,459)	(18,486)
Occidental Petroleum Corp.	(8,559)	(512,427)
Parsley Energy, Inc. (2)	(114)	(3,164)
PDC Energy, Inc. (2)	(578)	(24,918)
PHI, Inc. (2)	(185)	(1,806)
Pioneer Energy Services Corp. (2)	(1,645)	(3,372)
Range Resources Corp.	(867)	(20,088)
Rosetta Resources, Inc. (2)	(562)	(4,687)
Select Energy Services, Inc. (2)	(58)	(705)
SM Energy Co.	(441)	(7,290)
Southwestern Energy Co. (2)	(757)	(4,603)
SRC Energy, Inc. (2)	(4,169)	(28,057)
Ultra Petroleum Corp. (2)	(242)	(2,626)
Weatherford International PLC (2)	(4,187)	(16,204)
WildHorse Resource Development Corp. (2)	(790)	(9,772)
		(1,119,437)

Financials — (9.8%)
Affiliated Managers Group, Inc.	(875)	(145,128)
Ambac Financial Group, Inc. (2)	(2,813)	(48,806)
American International Group, Inc.	(8,726)	(545,550)
AmTrust Financial Services, Inc.	(103)	(1,559)
Ares Commercial Real Estate Corp.	(1,926)	(25,211)
Associated Capital Group, Inc.	(533)	(18,122)
Atlas Financial Holdings, Inc. (2)	(207)	(3,084)
B. Riley Financial, Inc.	(50)	(928)
Baldwin & Lyons, Inc.	(129)	(3,161)
Bancorp, Inc./The (2)	(92)	(697)
Bank of Hawaii Corp.	(6,818)	(565,689)
Bank of the Ozarks	(7,485)	(350,822)
BankUnited, Inc.	(1,420)	(47,868)
BlackRock, Inc.	(1,413)	(596,865)
BofI Holding, Inc. (2)	(904)	(21,443)
Bridge Bancorp, Inc.	(316)	(10,523)
Capitol Federal Financial, Inc.	(204)	(2,899)
Capstar Financial Holdings, Inc. (2)	(85)	(1,508)
Capstead Mortgage Corp.	(5,758)	(60,056)
Chemical Financial Corp.	(240)	(11,618)
Cincinnati Financial Corp.	(7,300)	(528,885)
CIT Group, Inc.	(12,149)	(591,656)
CME Group, Inc.	(4,204)	(526,509)
Columbia Banking System, Inc.	(517)	(20,602)
Community Bank System, Inc.	(2,185)	(121,857)
ConnectOne Bancorp, Inc.	(288)	(6,494)
Cowen, Inc. (2)	(254)	(4,128)
Credit Acceptance Corp. (2)	(62)	(15,943)
Customers Bancorp, Inc. (2)	(1,074)	(30,373)
CVB Financial Corp.	(13,787)	(309,242)
CYS Investments, Inc.	(20,031)	(168,461)
Donegal Group, Inc.	(110)	(1,749)
Equity Bancshares, Inc. (2)	(197)	(6,036)
FB Financial Corp. (2)	(114)	(4,126)
Fidelity & Guaranty Life	(669)	(20,772)
Financial Engines, Inc.	(1,428)	(52,265)
First Financial Bankshares, Inc.	(7,144)	(315,765)
First Republic Bank/CA	(5,762)	(576,776)
Flagstar Bancorp, Inc. (2)	(1,000)	(30,820)
Franklin Financial Network, Inc. (2)	(176)	(7,260)
Global Indemnity, Ltd. (2)	(940)	(36,444)
Great Ajax Corp.	(1,504)	(21,026)
Green Bancorp, Inc. (2)	(85)	(1,649)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(7,732)	(176,831)
HarborOne Bancorp, Inc. (2)	(1,595)	(31,836)

The accompanying notes are an integral part of these financial statements.

Page 48	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
HCC Insurance Holdings, Inc. (2)	(2,233)	(38,251)
Horace Mann Educators Corp.	(264)	(9,979)
IBERIABANK Corp. (2)	(162)	(13,203)
Interactive Brokers Group, Inc.	(5,340)	(199,823)
Intercontinental Exchange, Inc.	(345)	(22,742)
Investors Bancorp, Inc.	(4,803)	(64,168)
Investors Title Co.	(4)	(774)
Kemper Corp.	(857)	(33,080)
Kinsale Capital Group, Inc.	(251)	(9,365)
LendingClub Corp. (2)	(6,419)	(35,369)
Live Oak Bancshares, Inc.	(697)	(16,867)
Markel Corp. (2)	(561)	(547,457)
MBIA, Inc. (2)	(4,643)	(43,783)
Mercury General Corp.	(1,650)	(89,100)
MetLife, Inc.	(9,950)	(546,653)
Nasdaq, Inc.	(698)	(49,900)
Navigators Group, Inc./The	(33)	(1,812)
Nelnet, Inc.	(367)	(17,253)
New York Community Bancorp, Inc.	(16,480)	(216,382)
New York Mortgage Trust, Inc.	(17,157)	(106,717)
NI Holdings, Inc. (2)	(647)	(11,568)
OFG Bancorp	(370)	(3,700)
On Deck Capital, Inc. (2)	(556)	(2,591)
OneMain Holdings, Inc. (2)	(530)	(13,033)
Oppenheimer Holdings, Inc.	(244)	(4,002)
Opus Bank	(623)	(15,077)
Orchid Island Capital, Inc.	(3,685)	(36,334)
Owens Realty Mortgage, Inc.	(1,072)	(18,181)
People's United Financial, Inc.	(31,816)	(561,871)
Pinnacle Financial Partners, Inc.	(2,170)	(136,276)
Primerica, Inc.	(358)	(27,119)
Prosperity Bancshares, Inc.	(1,600)	(102,784)
RenaissanceRe Holdings, Ltd.	(1,941)	(269,896)
Republic First Bancorp, Inc. (2)	(2,423)	(22,413)
Resource Capital Corp.	(3,260)	(33,154)
RLI Corp.	(3,130)	(170,961)
Safeguard Scientifics, Inc. (2)	(1,125)	(13,388)
ServisFirst Bancshares, Inc.	(4,397)	(162,205)
Signature Bank/New York NY (2)	(1,572)	(225,629)
Simmons First National Corp.	(219)	(11,585)
Southside Bancshares, Inc.	(2,873)	(100,383)
Starwood Property Trust, Inc.	(24,106)	(539,733)
State Auto Financial Corp.	(1,742)	(44,822)
Sterling Bancorp/DE	(3,964)	(92,163)
Stock Yards Bancorp, Inc.	(1,200)	(46,680)
TD Ameritrade Holding Corp.	(6,385)	(274,491)
Texas Capital Bancshares, Inc. (2)	(854)	(66,100)
TFS Financial Corp.	(19,936)	(308,410)
Tiptree, Inc.	(229)	(1,614)
Tompkins Financial Corp.	(433)	(34,086)
Trupanion, Inc. (2)	(54)	(1,209)
UMB Financial Corp.	(105)	(7,860)
United Bankshares, Inc./WV	(13,801)	(540,999)
United Fire Group, Inc.	(17)	(749)
United Insurance Holdings Corp.	(365)	(5,741)
Validus Holdings, Ltd.	(24)	(1,247)
Virtu Financial, Inc.	(1,416)	(24,992)
Virtus Investment Partners, Inc.	(155)	(17,197)
Webster Financial Corp.	(513)	(26,789)
Westamerica Bancorporation	(3,790)	(212,392)
Western Asset Mortgage Capital Corp.	(4,641)	(47,802)
White Mountains Insurance Group, Ltd.	(3)	(2,606)
WisdomTree Investments, Inc.	(2,410)	(24,510)
		(12,396,062)

Healthcare — (0.6%)
Abaxis, Inc.	(426)	(22,587)
Acadia Healthcare Co., Inc. (2)	(1,789)	(88,341)
Accelerate Diagnostics, Inc. (2)	(1,053)	(28,800)
Aceto Corp.	(657)	(10,151)
American Renal Associates Holdings, Inc. (2)	(216)	(4,007)
Anika Therapeutics, Inc. (2)	(19)	(937)
athenahealth, Inc. (2)	(12)	(1,687)
AtriCure, Inc. (2)	(95)	(2,304)
AxoGen, Inc. (2)	(430)	(7,203)
Bio-Techne Corp.	(17)	(1,998)
Brookdale Senior Living, Inc. (2)	(1,515)	(22,286)
Capital Senior Living Corp. (2)	(402)	(6,114)
Castlight Health, Inc. (2)	(396)	(1,643)
ConforMIS, Inc. (2)	(271)	(1,163)
CryoLife, Inc.	(202)	(4,030)
DexCom, Inc. (2)	(473)	(34,600)
Diplomat Pharmacy, Inc. (2)	(327)	(4,840)
Envision Healthcare Corp. (2)	(2,301)	(144,204)
Evolent Health, Inc. (2)	(670)	(16,985)
Fulgent Genetics, Inc. (2)	(222)	(1,419)
GenMark Diagnostics, Inc. (2)	(664)	(7,855)
Globus Medical, Inc. (2)	(61)	(2,022)
Heska Corp. (2)	(16)	(1,633)
ICU Medical, Inc. (2)	(20)	(3,450)
Insulet Corp. (2)	(318)	(16,317)
Integra LifeSciences Holdings Corp. (2)	(77)	(4,197)
iRhythm Technologies, Inc. (2)	(258)	(10,962)
IRIDEX Corp. (2)	(135)	(1,335)

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 49

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Medicines Co./The (2)	(106)	(4,029)
MEDNAX, Inc. (2)	(219)	(13,221)
NanoString Technologies, Inc. (2)	(1,132)	(18,723)
NeoGenomics, Inc. (2)	(1,666)	(14,927)
Nevro Corp. (2)	(322)	(23,966)
NuVasive, Inc. (2)	(156)	(12,000)
Oxford Immunotec Global PLC (2)	(776)	(13,052)
Patheon NV (2)	(81)	(2,825)
Patterson Cos., Inc.	(619)	(29,062)
Penumbra, Inc. (2)	(483)	(42,383)
Prothena Corp. PLC (2)	(244)	(13,205)
Quidel Corp. (2)	(724)	(19,649)
Rockwell Medical, Inc. (2)	(99)	(785)
Sarepta Therapeutics, Inc. (2)	(109)	(3,674)
STAAR Surgical Co. (2)	(1,705)	(18,414)
Surmodics, Inc. (2)	(71)	(1,999)
Tactile Systems Technology, Inc. (2)	(150)	(4,287)
Teladoc, Inc. (2)	(142)	(4,927)
Theravance Biopharma, Inc. (2)	(695)	(27,689)
Tivity Health, Inc. (2)	(590)	(23,512)
Tocagen, Inc. (2)	(75)	(902)
Varex Imaging Corp. (2)	(527)	(17,813)
ViewRay, Inc. (2)	(141)	(912)
Vocera Communications, Inc. (2)	(49)	(1,295)
Wright Medical Group NV (2)	(1,528)	(42,005)
		(808,326)

Industrials — (6.2%)
AAON, Inc.	(725)	(26,716)
Actuant Corp.	(518)	(12,743)
Acuity Brands, Inc.	(50)	(10,164)
Advanced Disposal Services, Inc. (2)	(112)	(2,546)
Advanced Drainage Systems, Inc.	(1,552)	(31,195)
Advisory Board Co./The (2)	(705)	(36,308)
Aerovironment, Inc. (2)	(1,040)	(39,728)
Air Lease Corp.	(2,008)	(75,019)
Aircastle, Ltd.	(273)	(5,938)
Alaska Air Group, Inc.	(4,354)	(390,815)
Albany International Corp.	(72)	(3,845)
Allegiant Travel Co.	(215)	(29,154)
Ameresco, Inc. (2)	(540)	(4,158)
American Airlines Group, Inc.	(3,415)	(171,843)
American Railcar Industries, Inc.	(121)	(4,634)
Apogee Enterprises, Inc.	(365)	(20,747)
Arconic, Inc.	(3,523)	(79,796)
Armstrong World Industries, Inc. (2)	(1,004)	(46,184)
Axon Enterprise, Inc. (2)	(886)	(22,274)
CIRCOR International, Inc.	(494)	(29,334)
Clean Harbors, Inc. (2)	(1,969)	(109,929)
CompX International, Inc.	(103)	(1,566)
Copa Holdings SA	(130)	(15,210)
Covanta Holding Corp.	(3,493)	(46,108)
Cubic Corp.	(555)	(25,697)
DMC Global, Inc.	(269)	(3,524)
Dun & Bradstreet Corp./The	(543)	(58,725)
DXP Enterprises, Inc./TX (2)	(22)	(759)
Echo Global Logistics, Inc. (2)	(82)	(1,632)
Energy Recovery, Inc. (2)	(902)	(7,478)
Equifax, Inc.	(3,509)	(482,207)
ExOne Co./The (2)	(205)	(2,347)
Exponent, Inc.	(1,177)	(68,619)
FedEx Corp.	(2,745)	(596,571)
Flowserve Corp.	(3,720)	(172,720)
Franklin Covey Co. (2)	(556)	(10,731)
Franklin Electric Co., Inc.	(18)	(745)
FTI Consulting, Inc. (2)	(870)	(30,415)
GATX Corp.	(980)	(62,985)
General Electric Co.	(1,794)	(48,456)
Genesee & Wyoming, Inc. (2)	(1,064)	(72,767)
Gibraltar Industries, Inc. (2)	(107)	(3,815)
Gorman-Rupp Co./The	(341)	(8,685)
GP Strategies Corp. (2)	(33)	(871)
Graham Corp.	(36)	(708)
Granite Construction, Inc.	(792)	(38,206)
Healthcare Services Group, Inc.	(3,047)	(142,691)
HEICO Corp.	(7,455)	(535,567)
Herc Holdings, Inc. (2)	(299)	(11,757)
Hudson Technologies, Inc. (2)	(350)	(2,958)
Huron Consulting Group, Inc. (2)	(129)	(5,573)
John Bean Technologies Corp.	(418)	(40,964)
Johnson Controls International plc	(12,921)	(560,255)
KBR, Inc.	(4,736)	(72,082)
KeyW Holding Corp./The (2)	(1,668)	(15,596)
Kirby Corp. (2)	(61)	(4,078)
Korn/Ferry International	(456)	(15,746)
Kratos Defense & Security Solutions, Inc. (2)	(2,863)	(33,984)
Layne Christensen Co. (2)	(439)	(3,859)
Lindsay Corp.	(567)	(50,605)
Lockheed Martin Corp.	(58)	(16,101)
Macquarie Infrastructure Corp.	(1,648)	(129,203)
Manitowoc Co., Inc./The	(1,201)	(7,218)
Mercury Systems, Inc. (2)	(172)	(7,239)
Middleby Corp./The (2)	(294)	(35,724)
Mistras Group, Inc. (2)	(289)	(6,349)

The accompanying notes are an integral part of these financial statements.

Page 50	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Mobile Mini, Inc.	(835)	(24,925)
Mueller Water Products, Inc.	(151)	(1,764)
Multi-Color Corp.	(636)	(51,898)
Navistar International Corp. (2)	(812)	(21,299)
Nielsen Holdings PLC	(10,352)	(400,208)
NOW, Inc. (2)	(1,608)	(25,857)
NV5 Global, Inc. (2)	(132)	(5,610)
Orion Group Holdings, Inc. (2)	(99)	(740)
Pentair PLC (2)	(398)	(26,483)
Proto Labs, Inc. (2)	(621)	(41,762)
Quanex Building Products Corp.	(730)	(15,440)
Raven Industries, Inc.	(35)	(1,166)
RBC Bearings, Inc. (2)	(374)	(38,058)
REV Group, Inc.	(594)	(16,442)
Rexnord Corp. (2)	(2,094)	(48,686)
Roadrunner Transportation Systems, Inc. (2)	(682)	(4,958)
Roper Technologies, Inc.	(2,526)	(584,845)
Scorpio Bulkers, Inc. (2)	(1,231)	(8,740)
Simpson Manufacturing Co., Inc.	(1,079)	(47,163)
SiteOne Landscape Supply, Inc. (2)	(171)	(8,902)
SkyWest, Inc.	(493)	(17,304)
SPX FLOW, Inc. (2)	(358)	(13,203)
Stericycle, Inc. (2)	(1,730)	(132,034)
Sterling Construction Co., Inc. (2)	(160)	(2,091)
Sun Hydraulics Corp.	(1,190)	(50,777)
Sunrun, Inc. (2)	(2,379)	(16,938)
Team, Inc. (2)	(496)	(11,631)
Terex Corp.	(840)	(31,500)
Titan International, Inc.	(1,077)	(12,935)
TransDigm Group, Inc.	(1,550)	(416,749)
US Ecology, Inc.	(40)	(2,020)
USG Corp. (2)	(3,269)	(94,866)
Verisk Analytics, Inc. (2)	(3,354)	(282,977)
Wabtec Corp./DE	(5,849)	(535,184)
WageWorks, Inc. (2)	(1,132)	(76,070)
Watts Water Technologies, Inc.	(509)	(32,169)
Welbilt, Inc. (2)	(563)	(10,613)
XPO Logistics, Inc. (2)	(104)	(6,722)
Xylem, Inc./NY	(2,216)	(122,833)
		(7,855,728)

Information Technology — (6.0%)
2U, Inc. (2)	(245)	(11,495)
3D Systems Corp. (2)	(84)	(1,571)
ACI Worldwide, Inc. (2)	(104)	(2,326)
Acxiom Corp. (2)	(344)	(8,937)
Advanced Micro Devices, Inc. (2)	(6,269)	(78,237)
Agilysys, Inc. (2)	(318)	(3,218)
Altaba, Inc. (2)	(11,243)	(612,519)
Amber Road, Inc. (2)	(384)	(3,291)
Angie's List, Inc. (2)	(76)	(972)
Belden, Inc.	(860)	(64,870)
Benefitfocus, Inc. (2)	(499)	(18,139)
Black Knight Financial Services, Inc. (2)	(3,297)	(135,012)
Blackbaud, Inc.	(20)	(1,715)
Blackhawk Network Holdings, Inc. (2)	(69)	(3,008)
Blackline, Inc. (2)	(1,212)	(43,317)
Box, Inc. (2)	(1,676)	(30,570)
Broadcom, Ltd.	(1,169)	(272,435)
BroadSoft, Inc. (2)	(236)	(10,160)
Cardtronics PLC (2)	(122)	(4,009)
Cavium, Inc. (2)	(2,399)	(149,050)
Cimpress NV (2)	(41)	(3,876)
Cognizant Technology Solutions Corp.	(2,901)	(192,626)
Conduent, Inc. (2)	(2,337)	(37,252)
Cornerstone OnDemand, Inc. (2)	(1,122)	(40,112)
Coupa Software, Inc. (2)	(195)	(5,651)
Cray, Inc. (2)	(40)	(736)
Cree, Inc. (2)	(996)	(24,551)
Cypress Semiconductor Corp.	(1,938)	(26,454)
Daktronics, Inc.	(383)	(3,688)
Diebold Nixdorf, Inc.	(429)	(12,012)
Ebix, Inc.	(408)	(21,991)
Electro Scientific Industries, Inc. (2)	(876)	(7,218)
Ellie Mae, Inc. (2)	(19)	(2,088)
EMCORE Corp.	(257)	(2,737)
Envestnet, Inc. (2)	(481)	(19,048)
Everbridge, Inc. (2)	(144)	(3,508)
FARO Technologies, Inc. (2)	(63)	(2,381)
FireEye, Inc. (2)	(1,251)	(19,028)
First Data Corp. (2)	(20,145)	(366,639)
First Solar, Inc. (2)	(530)	(21,136)
Fitbit, Inc. (2)	(500)	(2,655)
FleetCor Technologies, Inc. (2)	(1,378)	(198,721)
Gigamon, Inc. (2)	(22)	(866)
Global Payments, Inc.	(2,013)	(181,814)
Glu Mobile, Inc. (2)	(1,678)	(4,195)
Gogo, Inc. (2)	(1,137)	(13,110)
Guidewire Software, Inc. (2)	(1,885)	(129,518)
Harmonic, Inc. (2)	(3,326)	(17,462)
Hortonworks, Inc. (2)	(643)	(8,282)
Imperva, Inc. (2)	(15)	(718)
Impinj, Inc. (2)	(160)	(7,784)
Infinera Corp. (2)	(1,402)	(14,959)

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 51

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Inphi Corp. (2)	(605)	(20,752)
Instructure, Inc. (2)	(586)	(17,287)
Knowles Corp. (2)	(2,658)	(44,973)
Kopin Corp. (2)	(2,183)	(8,099)
Lattice Semiconductor Corp. (2)	(1,757)	(11,702)
MACOM Technology Solutions Holdings, Inc. (2)	(548)	(30,562)
Match Group, Inc. (2)	(386)	(6,709)
Maxwell Technologies, Inc. (2)	(1,475)	(8,835)
Mesa Laboratories, Inc.	(25)	(3,583)
Microchip Technology, Inc.	(6,560)	(506,301)
Model N, Inc. (2)	(588)	(7,820)
MTS Systems Corp.	(818)	(42,372)
National Instruments Corp.	(370)	(14,881)
NeoPhotonics Corp. (2)	(275)	(2,123)
New Relic, Inc. (2)	(137)	(5,892)
Nutanix, Inc. (2)	(846)	(17,047)
NXP Semiconductors NV (2)	(55)	(6,020)
OSI Systems, Inc. (2)	(71)	(5,336)
Palo Alto Networks, Inc. (2)	(2,050)	(274,311)
Pandora Media, Inc. (2)	(1,694)	(15,110)
Park City Group, Inc. (2)	(440)	(5,346)
Paycom Software, Inc. (2)	(342)	(23,396)
Paylocity Holding Corp. (2)	(334)	(15,090)
PayPal Holdings, Inc. (2)	(6,922)	(371,504)
PDF Solutions, Inc. (2)	(1,154)	(18,983)
Proofpoint, Inc. (2)	(341)	(29,609)
PROS Holdings, Inc. (2)	(1,985)	(54,369)
Pure Storage, Inc. (2)	(188)	(2,408)
Qorvo, Inc. (2)	(165)	(10,448)
Quantenna Communications, Inc. (2)	(96)	(1,824)
Radisys Corp. (2)	(1,262)	(4,745)
Rapid7, Inc. (2)	(238)	(4,006)
RealNetworks, Inc. (2)	(1,956)	(8,469)
Sabre Corp.	(5,382)	(117,166)
salesforce.com, Inc. (2)	(6,309)	(546,359)
SecureWorks Corp. (2)	(443)	(4,115)
ServiceSource International, Inc. (2)	(942)	(3,655)
Silicom, Ltd.	(37)	(1,641)
Silver Spring Networks, Inc. (2)	(1,522)	(17,168)
Splunk, Inc. (2)	(3,205)	(182,332)
Square, Inc. (2)	(2,161)	(50,697)
StarTek, Inc. (2)	(313)	(3,831)
Syntel, Inc.	(1,337)	(22,676)
Tableau Software, Inc. (2)	(964)	(59,064)
Telenav, Inc. (2)	(302)	(2,446)
Trade Desk, Inc./The (2)	(20)	(1,002)
TrueCar, Inc. (2)	(1,483)	(29,556)
Twilio, Inc. (2)	(336)	(9,781)
Twitter, Inc. (2)	(3,043)	(54,378)
Tyler Technologies, Inc. (2)	(501)	(88,011)
Ultimate Software Group, Inc./The (2)	(587)	(123,305)
USA Technologies, Inc. (2)	(131)	(681)
Veeco Instruments, Inc. (2)	(1,875)	(52,219)
VeriFone Systems, Inc. (2)	(3,836)	(69,432)
ViaSat, Inc. (2)	(2,445)	(161,859)
Visa, Inc.	(5,541)	(519,635)
Vishay Intertechnology, Inc.	(733)	(12,168)
Vishay Precision Group, Inc. (2)	(41)	(709)
WEX, Inc. (2)	(3,006)	(313,436)
Workday, Inc. (2)	(6,023)	(584,231)
Workiva, Inc. (2)	(1,192)	(22,708)
Xactly Corp. (2)	(108)	(1,690)
Xperi Corp.	(226)	(6,735)
Zendesk, Inc. (2)	(392)	(10,890)
Zillow Group, Inc. (2)	(68)	(3,321)
		(7,524,476)

Materials — (2.4%)
Allegheny Technologies, Inc.	(2,900)	(49,329)
Ampco-Pittsburgh Corp.	(363)	(5,354)
AptarGroup, Inc.	(1,359)	(118,043)
Ashland Global Holdings, Inc.	(2,501)	(164,841)
Balchem Corp.	(893)	(69,395)
Ball Corp.	(14,426)	(608,921)
Carpenter Technology Corp.	(910)	(34,061)
Century Aluminum Co. (2)	(406)	(6,325)
CF Industries Holdings, Inc.	(2,502)	(69,956)
Clearwater Paper Corp. (2)	(103)	(4,815)
Compass Minerals International, Inc.	(490)	(31,997)
Deltic Timber Corp.	(586)	(43,751)
Ecolab, Inc.	(313)	(41,551)
Ferroglobe PLC	(536)	(6,405)
Ferroglobe PLC Contingent Value Rights (2)(10)	(2,326)	—
Flotek Industries, Inc. (2)	(595)	(5,319)
FutureFuel Corp.	(75)	(1,132)
Handy & Harman, Ltd. (2)	(118)	(3,705)
Haynes International, Inc.	(368)	(13,362)
International Paper Co.	(6,286)	(355,850)
Kronos Worldwide, Inc.	(263)	(4,792)
Mosaic Co./The	(1,038)	(23,698)
PH Glatfelter Co.	(1,631)	(31,870)
Platform Specialty Products Corp. (2)	(1,741)	(22,076)

The accompanying notes are an integral part of these financial statements.

Page 52	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
Ramaco Resources, Inc. (2)	(398)	(2,408)
Sealed Air Corp.	(11,005)	(492,584)
Sonoco Products Co.	(263)	(13,523)
Summit Materials, Inc. (2)	(360)	(10,393)
TimkenSteel Corp. (2)	(1,452)	(22,317)
Trecora Resources (2)	(447)	(5,029)
Tronox, Ltd.	(139)	(2,102)
US Concrete, Inc. (2)	(76)	(5,970)
Valhi, Inc.	(211)	(629)
Vulcan Materials Co.	(4,444)	(562,966)
Westlake Chemical Corp.	(1,602)	(106,068)
WR Grace & Co.	(306)	(22,035)
		(2,962,572)

Real Estate Investment Trust — (0.6%)
Acadia Realty Trust	(246)	(6,839)
Bluerock Residential Growth REIT, Inc.	(203)	(2,617)
Community Healthcare Trust, Inc.	(214)	(5,476)
CorEnergy Infrastructure Trust, Inc.	(377)	(12,663)
Digital Realty Trust, Inc.	(649)	(73,305)
Empire State Realty Trust, Inc.	(3,554)	(73,817)
Equinix, Inc.	(876)	(375,944)
Hersha Hospitality Trust	(299)	(5,534)
Howard Hughes Corp./The (2)	(230)	(28,253)
Independence Realty Trust, Inc.	(347)	(3,425)
Public Storage	(804)	(167,658)
RE/MAX Holdings, Inc.	(90)	(5,045)
Regency Centers Corp.	(252)	(15,785)
RMR Group, Inc./The	(83)	(4,038)
UMH Properties, Inc.	(41)	(699)
		(781,098)

Telecommunication Services — (0.0%)
Intelsat SA (2)	(222)	(679)
Iridium Communications, Inc. (2)	(689)	(7,613)
Shenandoah Telecommunications Co.	(336)	(10,315)
		(18,607)

Utilities — (6.0%)
Alliant Energy Corp.	(2,775)	(111,472)
Aqua America, Inc.	(12,643)	(421,012)
AquaVenture Holdings, Ltd. (2)	(889)	(13,539)
Black Hills Corp.	(8,069)	(544,415)
Chesapeake Utilities Corp.	(356)	(26,682)
Connecticut Water Service, Inc.	(479)	(26,589)
Delta Natural Gas Co., Inc.	(29)	(884)
Dominion Energy, Inc.	(7,022)	(538,096)
Duke Energy Corp.	(6,400)	(534,976)
Entergy Corp.	(2,337)	(179,411)
FirstEnergy Corp.	(18,270)	(532,753)
Global Water Resources, Inc.	(1,344)	(13,306)
Great Plains Energy, Inc.	(17,848)	(522,589)
Hawaiian Electric Industries, Inc.	(12,181)	(394,421)
New Jersey Resources Corp.	(22)	(873)
NextEra Energy, Inc.	(4,032)	(565,004)
NiSource, Inc.	(22,260)	(564,514)
Northwest Natural Gas Co.	(4,068)	(243,470)
NRG Yield, Inc.	(2,572)	(45,267)
Pattern Energy Group, Inc.	(80)	(1,907)
SCANA Corp.	(7,368)	(493,730)
Sempra Energy	(4,827)	(544,244)
South Jersey Industries, Inc.	(897)	(30,650)
Southern Co./The	(10,868)	(520,347)
Spire, Inc.	(562)	(39,200)
TerraForm Power, Inc. (2)	(2,459)	(29,508)
Vistra Energy Corp.	(5,789)	(97,197)
Westar Energy, Inc.	(7,382)	(391,394)
WGL Holdings, Inc.	(917)	(76,505)
		(7,503,955)

Total Securities Sold Short (Proceeds Received $(47,380,351))		(49,440,375)

Trustee Deferred Compensation (9)
Meeder Aggressive Growth Fund	319	3,401
Meeder Balanced Fund	191	2,179
Meeder Dynamic Growth Fund	120	1,265
Meeder Muirfield Fund	171	1,257
Meeder Infrastructure Fund	56	1,233
Total Trustee Deferred Compensation (Cost $8,787)		9,335

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 53

Schedule of Investments
June 30, 2017 (unaudited)

Spectrum Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $9,070,080	96	(30,524)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $4,083,615	81	(35,475)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $43,213,065	357	(165,986)
Total Futures Contracts	534	(231,985)

(1)	Cost for federal income tax purposes of $116,185,354 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,852,036
Unrealized depreciation	(5,077,303)
Net unrealized appreciation (depreciation)	$6,774,733

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2017.
(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2017 was $75,154,923.
(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Pledged as collateral on futures contracts.
(9)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(10)	Fair valued security deemed as Level 3 security.

The accompanying notes are an integral part of these financial statements.

Page 54	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 92.3%
Consumer Discretionary — 32.6%
Aaron's Inc	22,878	889,954
Adtalem Global Education Inc	23,457	890,193
AutoNation Inc (2)	15,043	634,213
Bed Bath & Beyond Inc	18,008	547,443
Big Lots Inc	14,576	704,021
BorgWarner Inc	18,556	786,032
Chico's FAS Inc	50,859	479,092
Darden Restaurants Inc	10,064	910,188
Deckers Outdoor Corp (2)	13,213	901,919
Gap Inc/The	32,614	717,182
Goodyear Tire & Rubber Co/The	23,708	828,832
H&R Block Inc	31,834	983,989
Hanesbrands Inc	33,930	785,819
Helen of Troy Ltd (2)	8,666	815,471
HSN Inc	21,337	680,650
International Speedway Corp	19,888	746,794
KB Home	46,291	1,109,595
Kohl's Corp	14,821	573,128
Leggett & Platt Inc	14,973	786,532
Michael Kors Holdings Ltd (2)	17,028	617,265
New York Times Co/The	55,027	973,978
News Corp	63,862	874,909
Nordstrom Inc	15,269	730,316
PulteGroup Inc	39,818	976,736
PVH Corp	8,110	928,595
Ralph Lauren Corp	8,103	598,001
RH (2)(3)	23,839	1,538,092
Signet Jewelers Ltd	7,764	490,995
Sotheby's (2)	18,361	985,435
Staples Inc	80,869	814,351
TEGNA Inc	34,215	493,038
Time Inc	41,001	588,364
TripAdvisor Inc (2)	18,291	698,716
Urban Outfitters Inc (2)	25,697	476,422
Vista Outdoor Inc (2)	37,352	840,794
Wyndham Worldwide Corp	9,583	962,229
Wynn Resorts Ltd	8,460	1,134,655
		29,493,938

Consumer Staples — 1.3%
Boston Beer Co Inc/The (2)	4,309	569,434
Dean Foods Co	33,602	571,234
		1,140,668

Energy — 3.6%
Dril-Quip Inc (2)	12,188	594,774
Helmerich & Payne Inc	9,456	513,839
Newfield Exploration Co (2)	18,071	514,301
Oil States International Inc (2)	18,766	509,497
Southwestern Energy Co (2)	67,640	411,251
TechnipFMC PLC (2)	26,323	715,986
		3,259,648

Financials — 5.0%
Assurant Inc	7,881	817,181
Kemper Corp	16,521	637,711
Leucadia National Corp	31,478	823,464
People's United Financial Inc	40,879	721,923
Torchmark Corp	9,922	759,033
Wells Fargo & Co Preferred (2)(9)	1	—
Zions Bancorporation	17,004	746,646
		4,505,958

Healthcare — 11.0%
Allscripts Healthcare Solutions Inc (2)	71,681	914,650
Cooper Cos Inc/The	4,184	1,001,733
Endo International PLC (2)	44,436	496,350
Envision Healthcare Corp (2)	14,205	890,227
Halyard Health Inc (2)	19,791	777,390
LifePoint Health Inc (2)	12,885	865,228
Mallinckrodt PLC (2)	14,690	658,259
Owens & Minor Inc	20,738	667,556
Patterson Cos Inc	19,385	910,126
PerkinElmer Inc	14,034	956,277
Tenet Healthcare Corp (2)	49,317	953,791
Varian Medical Systems Inc (2)	8,152	841,205
		9,932,792

Industrials — 13.7%
Allegion PLC	11,435	927,607
Dun & Bradstreet Corp/The	6,032	652,361
Flowserve Corp	16,813	780,628
Fluor Corp	13,935	637,944
Fortune Brands Home & Security Inc	13,690	893,136
FTI Consulting Inc (2)	16,235	567,576
Herman Miller Inc	21,399	650,530
Jacobs Engineering Group Inc	12,840	698,368
NOW Inc (2)	35,753	574,908
Pitney Bowes Inc	48,180	727,518
Quanta Services Inc (2)	21,000	691,320
Robert Half International Inc	15,003	719,094
Ryder System Inc	9,832	707,707
Stericycle Inc (2)	9,606	733,130

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 55

Schedule of Investments
June 30, 2017 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Triumph Group Inc	27,617	872,697
Werner Enterprises Inc	27,156	797,029
Xylem Inc/NY	14,779	819,200
		12,450,753

Information Technology — 13.5%
ACI Worldwide Inc (2)	40,323	902,026
Acxiom Corp (2)	27,308	709,462
Cars.com Inc (2)	11,404	303,689
CommVault Systems Inc (2)	14,239	803,792
Convergys Corp	29,799	708,620
CSRA Inc	22,986	729,806
First Solar Inc (2)	22,495	897,101
FLIR Systems Inc	20,223	700,929
Plantronics Inc	13,365	699,123
Synaptics Inc (2)	13,659	706,307
Teradata Corp (2)	26,936	794,343
Total System Services Inc	14,927	869,498
VeriFone Systems Inc (2)	45,967	832,003
VeriSign Inc (2)	9,621	894,368
WebMD Health Corp (2)	15,730	922,565
Xerox Corp	29,274	841,042
		12,314,674

Materials — 2.8%
Avery Dennison Corp	10,422	920,992
CF Industries Holdings Inc	23,135	646,855
FMC Corp	12,940	945,267
		2,513,114

Real Estate Investment Trust — 3.9%
Alexander & Baldwin Inc	16,311	674,949
Apartment Investment & Management Co	16,103	691,946
Iron Mountain Inc	22,533	774,234
Potlatch Corp	17,572	803,040
Washington Prime Group Inc	70,304	588,444
		3,532,613

Telecommunication Services — 0.3%
Frontier Communications Corp (3)	216,527	251,171
		251,171

Utilities — 4.6%
AES Corp/VA	62,983	699,741
Alliant Energy Corp	20,813	836,058
NiSource Inc	33,056	838,300
NRG Energy Inc	59,695	1,027,946
Pinnacle West Capital Corp	9,379	798,717
		4,200,762

Total Common Stocks (Cost $76,281,646)		83,596,091

Money Market Registered Investment Companies — 7.8%
Morgan Stanley Government Institutional Fund, 0.84% (4)	1,804,589	1,804,589
Meeder Institutional Prime Money Market Fund, 1.05% (5)	5,261,772	5,261,772
Total Money Market Registered Investment Companies (Cost $7,066,856)		7,066,361

Bank Obligations — 1.4%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (6)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (6)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (6)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (6)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (6)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.2%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (7)	207,000	206,552
Total U.S. Government Obligations (Cost $206,545)		206,552
Total Investments — 101.7% (Cost $84,801,994) (1)		92,115,951
Liabilities less Other Assets — (1.7%)		(1,581,441)
Total Net Assets — 100.0%		90,534,510

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,511	16,107
Meeder Balanced Fund	812	9,265
Meeder Dynamic Growth Fund	544	5,734
Meeder Muirfield Fund	735	5,402
Meeder Infrastructure Fund	235	5,175
Total Trustee Deferred Compensation (Cost $36,510)		41,683

The accompanying notes are an integral part of these financial statements.

Page 56	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Quantex Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
E-mini Standard & Poors MidCap 400 Futures expiring September 2017, notional value $6,635,180	38	(17,598)
Total Futures Contracts	38	(17,598)

(1)	Cost for federal income tax purposes of $84,514,685 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,634,166
Unrealized depreciation	(5,042,254)
Net unrealized appreciation (depreciation)	$7,591,912

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2017.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(6)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Pledged as collateral on Futures Contracts.
(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(9)	Fair valued security deemed as Level 3 security.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 57

Schedule of Investments
June 30, 2017 (unaudited)

Infrastructure Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks — 93.8%
Electric Utility — 8.4%
AES Corp./VA	50,861	565,066
InfraREIT, Inc.	24,427	467,777
MDU Resources Group, Inc.	21,019	550,698
		1,583,541

Natural Gas Distribution — 15.2%
Energy Transfer Partners, L.P.	9,220	187,996
National Grid, PLC - ADR (3)	11,556	725,948
OGE Energy Corp.	21,635	752,682
Targa Resources Corp.	15,266	690,023
Williams Cos., Inc./The	17,595	532,777
		2,889,426

Pipelines — 16.2%
Enbridge, Inc.	11,319	450,609
Enterprise Products Partners, L.P.	24,297	657,963
Kinder Morgan, Inc.	29,394	563,189
Marathon Petroleum Corp.	12,488	653,497
MPLX, L.P.	7,733	258,282
National Fuel Gas Co.	8,751	488,656
		3,072,196

Telecommunication Services — 28.9%
American Tower Corp. (4)	5,278	698,385
ARRIS International PLC (2)	17,342	485,923
AT&T, Inc.	14,797	558,291
Cisco Systems, Inc	16,483	515,918
Corning, Inc.	28,395	853,270
Crown Castle International Corp. (4)	4,038	404,527
DISH Network Corp. (2)	10,095	633,562
QUALCOMM, Inc.	13,519	746,519
Telephone & Data Systems, Inc.	9,264	257,076
Verizon Communications, Inc.	6,968	311,191
		5,464,662

Utility Services — 21.7%
Exelon Corp.	9,875	356,191
FedEx Corp.	4,396	955,383
Fortis, Inc.	6,461	227,104
NextEra Energy Partners, L.P.	16,341	604,454
Ormat Technologies, Inc.	6,249	366,691
Pattern Energy Group, Inc.	18,966	452,149
UGI Corp.	9,415	455,780
United Parcel Service, Inc. - Class B	6,283	694,768
		4,112,520

Water Utility — 3.4%
Veolia Environnement SA - ADR (3)	30,560	648,483
		648,483

Total Common Stocks (Cost $15,761,539)		17,770,828

Money Market Registered Investment Companies — 2.7%
Meeder Institutional Prime Money Market Fund, 1.05% (5)	503,026	503,026
Total Money Market Registered Investment Companies (Cost $503,044)		503,026

Bank Obligations — 2.6%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (6)	249,434	249,434
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (6)	248,000	248,000
Total Bank Obligations (Cost $497,434)		497,434

U.S. Government Obligations — 0.2%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (7)	41,000	40,911
Total U.S. Government Obligations (Cost $40,911)		40,911
Total Investments — 99.3% (Cost $16,802,928) (1)		18,812,199
Other Assets less Liabilities — 0.7%		127,717
Total Net Assets — 100.0%		18,939,916

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,564	16,672
Meeder Balanced Fund	828	9,447
Meeder Dynamic Growth Fund	558	5,881
Meeder Muirfield Fund	749	5,505
Meeder Infrastructure Fund	238	5,241
Total Trustee Deferred Compensation (Cost $36,763)		42,746

The accompanying notes are an integral part of these financial statements.

Page 58	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Infrastructure Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2017, notional value $1,210,450	10	(4,758)
Total Futures Contracts	10	(4,758)

(1)	Cost for federal income tax purposes of $17,032,680 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,942,308
Unrealized depreciation	(857,474)
Net unrealized appreciation (depreciation)	$2,084,834

(2)	Represents non-income producing securities.
(3)	American Depositary Receipt.
(4)	Real estate investment trust.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(6)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Pledged as collateral on Futures Contracts.
(8)	Assets of affiliates to the Infrastructure Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 59

Schedule of Investments
June 30, 2017 (unaudited)

Dividend Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 88.6%
Consumer Discretionary — 6.9%
Best Buy Co., Inc.	7,660	439,148
Coach, Inc.	8,720	412,805
Comcast Corp.	10,559	410,956
Foot Locker, Inc.	7,862	387,439
General Motors Co.	16,424	573,690
International Game Technology PLC	17,802	325,777
Lear Corp.	2,662	378,217
TEGNA, Inc.	26,104	376,159
Time Warner, Inc.	4,818	483,775
		3,787,966

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	8,135	336,626
Bunge, Ltd.	5,474	408,360
Kroger Co./The	17,848	416,215
Tyson Foods, Inc.	1,233	77,223
Wal-Mart Stores, Inc.	10,959	829,377
		2,067,801

Energy — 2.9%
Exxon Mobil Corp.	1,111	89,691
Marathon Petroleum Corp.	9,243	483,686
Targa Resources Corp.	1,249	56,455
Valero Energy Corp.	7,409	499,811
Williams Cos., Inc./The	15,073	456,410
		1,586,053

Financials — 25.3%
Allstate Corp./The	5,400	477,576
Annaly Capital Management, Inc.	33,198	400,036
Assurant, Inc.	3,705	384,171
Assured Guaranty, Ltd.	9,272	387,013
Bank of America Corp.	57,395	1,392,403
Chimera Investment Corp.	19,444	362,242
Citigroup, Inc.	17,254	1,153,948
Citizens Financial Group, Inc.	12,603	449,675
CNA Financial Corp.	7,688	374,790
East West Bancorp, Inc.	6,993	409,650
Everest Re Group, Ltd.	1,593	405,562
First American Financial Corp.	8,527	381,072
FNF Group	9,314	417,547
JPMorgan Chase & Co.	18,873	1,724,992
Lazard, Ltd.	8,270	383,149
Leucadia National Corp.	15,679	410,163
Lincoln National Corp.	4,862	328,574
LPL Financial Holdings, Inc.	8,997	382,013
M&T Bank Corp.	1,425	230,779
Morgan Stanley	5,334	237,683
PNC Financial Services Group, Inc./The	5,045	629,969
Popular, Inc.	9,697	404,462
Prudential Financial, Inc.	5,395	583,415
Regions Financial Corp.	31,459	460,560
Reinsurance Group of America, Inc.	3,095	397,367
SunTrust Banks, Inc.	8,616	488,700
Unum Group	6,380	297,499
XL Group, Ltd.	712	31,186
		13,986,196

Healthcare — 15.1%
AbbVie, Inc.	5,065	367,263
Agilent Technologies, Inc.	7,159	424,600
Allergan PLC	2,128	517,296
Anthem, Inc.	2,713	510,397
Baxter International, Inc.	7,871	476,510
Bristol-Myers Squibb Co.	3,573	199,088
Gilead Sciences, Inc.	6,642	470,121
Hill-Rom Holdings, Inc.	4,530	360,633
Humana, Inc.	1,573	378,495
Johnson & Johnson	12,202	1,614,203
McKesson Corp.	2,305	379,265
Merck & Co., Inc.	16,684	1,069,278
Pfizer, Inc.	35,059	1,177,632
Quest Diagnostics, Inc.	3,904	433,969
		8,378,750

Industrials — 13.6%
Allison Transmission Holdings, Inc.	9,933	372,587
CSX Corp.	7,853	428,460
Cummins, Inc.	2,837	460,218
Delta Air Lines, Inc.	7,632	410,144
Donaldson Co., Inc.	3,460	157,568
Eaton Corp. PLC	6,663	518,581
EnerSys	4,996	361,960
Herman Miller, Inc.	2,362	71,805
Huntington Ingalls Industries, Inc.	1,976	367,852
Ingersoll-Rand PLC	1,495	136,628
Lincoln Electric Holdings, Inc.	3,861	355,559
LSC Communications, Inc.	16,682	356,995
ManpowerGroup, Inc.	3,657	408,304
Norfolk Southern Corp.	4,277	520,511
Owens Corning	5,883	393,690
Regal Beloit Corp.	2,576	210,073
Rockwell Automation, Inc.	2,301	372,670

The accompanying notes are an integral part of these financial statements.

Page 60	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Dividend Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Ryder System, Inc.	5,545	399,129
Spirit AeroSystems Holdings, Inc.	6,535	378,638
Timken Co./The	8,276	382,765
Union Pacific Corp.	4,024	438,254
		7,502,391

Information Technology — 14.5%
Apple, Inc.	2,765	398,215
Applied Materials, Inc.	8,730	360,636
CA, Inc.	12,197	420,431
Cisco Systems, Inc.	32,377	1,013,400
Corning, Inc.	15,843	476,082
DXC Technology Co.	4,792	367,642
Hewlett Packard Enterprise Co.	26,208	434,791
HP, Inc.	27,463	480,053
Intel Corp.	29,528	996,275
Jabil, Inc.	12,676	370,012
Juniper Networks, Inc.	7,396	206,200
Lam Research Corp.	2,465	348,625
NetApp, Inc.	9,505	380,675
Oracle Corp.	12,155	609,452
Skyworks Solutions, Inc.	3,561	341,678
Texas Instruments, Inc.	4,565	351,185
Western Digital Corp.	5,071	449,291
		8,004,643

Materials — 3.6%
Huntsman Corp.	15,042	388,685
LyondellBasell Industries NV	5,310	448,111
Nucor Corp.	7,419	429,338
Reliance Steel & Aluminum Co.	4,326	314,976
Steel Dynamics, Inc.	11,736	420,266
		2,001,376

Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	13,350	370,463
		370,463

Utilities — 2.2%
CenterPoint Energy, Inc.	14,718	402,978
Southwest Gas Holdings, Inc.	688	50,265
UGI Corp.	8,051	389,749
Vectren Corp.	6,367	372,087
		1,215,079

Total Common Stocks (Cost $46,553,865)		48,900,718

Money Market Registered Investment Companies — 9.5%
Meeder Institutional Prime Money Market Fund, 1.05% (2)	5,222,000	5,222,000
Total Money Market Registered Investment Companies (Cost $5,222,493)		5,222,000

Bank Obligations — 1.4%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (3)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (3)	249,913	249,913
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (3)	248,000	248,000
Total Bank Obligations (Cost $747,347)		747,347

U.S. Government Obligations — 0.4%
U.S. Treasury Bill, 0.99%, due 9/21/2017 (4)	194,000	193,580
Total U.S. Government Obligations (Cost $193,573)		193,580
Total Investments — 99.9% (Cost $52,717,278) (1)		55,063,645
Other Assets less Liabilities — 0.1%		55,590
Total Net Assets — 100.0%		55,119,235

Trustee Deferred Compensation (5)
Meeder Aggressive Growth Fund	122	1,301
Meeder Balanced Fund	73	833
Meeder Dynamic Growth Fund	46	485
Meeder Muirfield Fund	65	478
Meeder Infrastructure Fund	22	484
Total Trustee Deferred Compensation (Cost $3,371)		3,581

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 61

Schedule of Investments
June 30, 2017 (unaudited)

Dividend Opportunities Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Mini MSCI EAFE Index Futures expiring September 2017, notional value $3,306,800	35	(11,129)
Mini MSCI Emerging Markets Index Futures expiring September 2017, notional value $1,109,130	22	(9,635)
Standard & Poors 500 Mini Futures expiring September 2017, notional value $1,815,675	15	(9,619)
Total Futures Contracts	72	(30,383)

(1)	Cost for federal income tax purposes of $52,889,087 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,774,811
Unrealized depreciation	(624,823)
Net unrealized appreciation (depreciation)	$2,149,988

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(3)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Pledged as collateral on futures contracts.
(5)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 62	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies — 97.2%
Baird Core Plus Bond Fund - Class I	593,147	6,649,179
DoubleLine Total Return Bond Fund - Class I	359,763	3,854,017
Frost Total Return Bond Fund - Class I	525,228	5,504,390
Guggenheim Floating Rate Strategies Fund - Class I	137,219	3,570,426
Guggenheim Total Return Bond Fund - Class I	233,456	6,303,319
iShares 3-7 Year Treasury Bond ETF (5)	76,795	9,489,558
iShares 7-10 Year Treasury Bond ETF (5)	89,485	9,539,996
iShares Core U.S. Aggregate Bond ETF (5)	32,589	3,568,821
iShares iBoxx $ High Yield Corporate Bond ETF (5)	223,480	19,753,397
iShares JP Morgan USD Emerging Markets Bond ETF (5)	308,595	35,290,924
JPMorgan Core Plus Bond Fund - Class L	788,501	6,520,905
Lord Abbett Floating Rate Fund - Class I	442,849	4,060,923
Lord Abbett High Yield Fund - Class I	1,252,368	9,618,183
Metropolitan West Total Return Bond Fund - Class I	452,483	4,818,948
PIMCO Investment Grade Corporate Bond Fund - Class I	291,999	3,077,669
Pioneer Bond Fund - Class Y	448,263	4,312,289
Prudential Total Return Bond Fund - Class Z	534,122	7,712,722
SPDR Bloomberg Barclays High Yield Bond ETF (5)	526,785	19,596,402
TCW Emerging Markets Income Fund - Class I	1,836,426	15,473,724
Total Registered Investment Companies (Cost $176,211,276)		178,715,792

Money Market Registered Investment Companies — 2.4%
Meeder Institutional Prime Money Market Fund, 1.05% (2)	4,381,809	4,381,809
Total Money Market Registered Investment Companies (Cost $4,382,220)		4,381,809

Bank Obligations — 0.7%
Bank Midwest Deposit Account, 0.75%, 7/3/2017 (3)	249,434	249,434
Capital Bank Deposit Account, 0.80%, 7/3/2017 (3)	249,913	249,913
EverBank Money Market Account, 0.61%, 7/3/2017 (3)	249,759	249,759
Pacific Mercantile Bank Deposit Account, 0.91%, 7/3/2017 (3)	249,841	249,841
Plaza Bank Deposit Account, 0.80%, 7/3/2017 (3)	248,000	248,000
Total Bank Obligations (Cost $1,246,947)		1,246,947

U.S. Government Obligations — 0.0%
Government National Mortgage Association, 6.50%, due 7/20/2038	43,443	61,146
Total U.S. Government Obligations (Cost $49,965)		61,146
Total Investments — 100.3% (Cost $181,890,408) (1)		184,405,694
Liabilities less Other Assets — (0.3%)		(634,253)
Total Net Assets — 100.0%		183,771,441

Trustee Deferred Compensation (4)
Meeder Aggressive Growth Fund	1,601	17,067
Meeder Balanced Fund	896	10,223
Meeder Dynamic Growth Fund	605	6,377
Meeder Muirfield Fund	844	6,203
Meeder Infrastructure Fund	265	5,835
Total Trustee Deferred Compensation (Cost $42,892)		45,705

(1)	Cost for federal income tax purposes of $182,666,606 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,330,676
Unrealized depreciation	(591,588)
Net unrealized appreciation (depreciation)	$1,739,088

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2017.
(3)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 63

Schedule of Investments
June 30, 2017 (unaudited)

Prime Money Market Fund
Security Description	Coupon/Yield	Maturity/Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 6.1%
Banco Estado Chile Yankee CD	1.15%	07/12/17	250,000	250,000
Banco Estado Chile Yankee CD	1.31%	10/12/17	250,000	250,000
Banco Estado Chile Yankee CD	1.32%	11/08/17	500,000	500,000
Bank of Montreal Yankee CD	1.40%	10/10/17	500,000	499,747
Dexia Credit Yankee CD	1.22%	08/31/17	250,000	250,000
Royal Bank of Canada Yankee CD	1.55%(2)	07/03/17	223,800	223,800
Royal Bank of Canada Yankee CD	1.52%(2)	09/08/17	250,000	250,000
Total Certificates of Deposit (Cost $2,223,547)				2,223,547

Commercial Paper — 28.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.47%	03/16/18	250,000	247,422
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.27%	07/14/17	500,000	499,808
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.34%	07/21/17	250,000	249,833
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.32%	07/25/17	750,000	749,393
Banque et Caisse d'Epargne de l'Etat	1.26%	07/05/17	500,000	499,969
Canadian Imperial Holdings, Inc.	1.32%	01/02/18	500,000	496,670
Canadian Imperial Holdings, Inc.	1.42%	03/23/18	250,000	247,443
Canadian Imperial Holdings, Inc.	1.16%	07/28/17	250,000	249,800
Canadian Imperial Holdings, Inc.	1.32%	10/02/17	500,000	498,344
Credit Agricole Corporate and Investment Bank/New York	1.40%	02/12/18	250,000	247,838
Credit Agricole Corporate and Investment Bank/New York	1.25%	08/07/17	250,000	249,696
Credit Agricole Corporate and Investment Bank/New York	1.21%	09/14/17	500,000	498,783
Credit Agricole Corporate and Investment Bank/New York	1.39%	10/23/17	500,000	497,853
Dexia Credit Local SA/New York, NY	1.18%	07/10/17	250,000	249,943
Dexia Credit Local SA/New York, NY	1.19%	08/09/17	250,000	249,697
Dexia Credit Local SA/New York, NY	1.33%	09/11/17	500,000	498,736
ING US Funding LLC	1.20%	07/06/17	335,000	334,967
ING US Funding LLC	1.36%	08/02/17	500,000	499,442
ING US Funding LLC	1.35%	11/13/17	250,000	248,781
ING US Funding LLC	1.34%	12/06/17	250,000	248,559
JP Morgan Securities LLC	1.15%	07/17/17	250,000	249,888
JP Morgan Securities LLC	1.35%	10/27/17	150,000	149,348
Natixis SA/New York, NY	1.21%	07/05/17	250,000	249,983
Prudential Funding LLC	1.05%	07/18/17	1,000,000	999,563
Toyota Motor Credit Corp.	1.20%	07/14/17	250,000	249,908
Toyota Motor Credit Corp.	1.29%	10/27/17	500,000	497,938
Toyota Motor Credit Corp.	1.35%	12/20/17	500,000	496,836
Total Commercial Paper (Cost $10,456,441)				10,456,441

Corporate Obligations — 9.7%
Bank of Montreal/Chicago, IL	1.41%(2)	07/14/17	250,000	250,005
General Elecrtric Corp.	1.72%(2)	09/07/17	1,000,000	1,001,938
Royal Bank of Canada	1.50%	07/16/17	500,000	500,008
Royal Bank of Canada	1.40%(2)	07/25/17	500,000	500,000
Royal Bank of Canada	1.50%	12/07/17	250,000	249,892
Westpac Banking Corp.	1.60%	07/12/17	500,000	500,487
Westpac Banking Corp.	1.50%	12/01/17	500,000	500,045
Total Corporate Obligations (Cost $3,502,375)				3,502,375

The accompanying notes are an integral part of these financial statements.

Page 64	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Prime Money Market Fund
Security Description	Coupon/Yield	Maturity/Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — 19.3%
INTL FCStone (Collateralized by $13,445,692 various FNMAs, FHLMCs, GNMAs, and Treasury Notes, 1.46% - 6.00%, due 7/31/20 - 6/25/45, fair value $7,140,709)(proceeds $7,000,000), purchase date 6/30/17	1.08%	07/03/17	7,000,000	7,000,000
Total Repurchase Agreements (Cost $7,000,000)				7,000,000

U.S. Government and Agency Obligations — 0.6%
United States Treasury Note	0.50%	07/31/17	111,900	111,892
United States Treasury Note	0.88%	08/15/17	111,900	111,935
Total U.S. Government and Agency Obligations (Cost $223,827)				223,827

Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 35.3%
Fidelity Prime Institutional Money Market Portfolio, 1.18% (3)	8,996,351	8,999,950
Morgan Stanley Government Institutional Fund, 0.84% (3)	3,779,633	3,779,633
Total Money Market Registered Investment Companies (Cost $12,779,583)		12,779,583
Total Investments — 99.9% (Cost $36,185,773) (1)		36,185,773
Other Assets less Liabilities — 0.1%		23,283
Total Net Assets — 100.0%		36,209,056

Trustee Deferred Compensation (4)
Meeder Aggressive Growth Fund	1,107	11,801
Meeder Balanced Fund	581	6,629
Meeder Dynamic Growth Fund	393	4,142
Meeder Muirfield Fund	523	3,844
Meeder Infrastructure Fund	167	3,677
Total Trustee Deferred Compensation (Cost $25,497)		30,093

(1)	Cost for federal income tax and financial reporting purposes are the same.
(2)	Floating rate security. The rate shown represents the rate in effect at June 30, 2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(3)
7-day yield as of June 30, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of June 30, 2017, Fidelity Prime Institutional Money Market Portfolio represented 24.9% of Prime Money Market Fund’s net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(4)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 65

Schedule of Investments
June 30, 2017 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/Yield	Maturity/Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 4.1%
Banco Estado Chile Yankee CD	1.15%	07/12/17	1,000,000	999,980
Banco Estado Chile Yankee CD	1.31%	10/12/17	1,000,000	1,000,121
Banco Estado Chile Yankee CD	1.32%	11/08/17	1,000,000	1,000,071
Banco Estado Chile Yankee CD	1.35%	11/30/17	1,000,000	1,000,053
Bank of Montreal Yankee CD	1.40%	10/10/17	1,562,000	1,560,276
Dexia Credit Yankee CD	1.22%	08/31/17	750,000	749,984
Royal Bank of Canada Yankee CD	1.55%(2)	07/03/17	776,200	776,225
Royal Bank of Canada Yankee CD	1.52%(2)	09/08/17	750,000	750,800
Total Certificates of Deposit (Cost $7,837,410)				7,837,510

Commercial Paper — 41.5%
Abbey National Treasury Services PLC/Stamford CT	1.20%	08/24/17	1,400,000	1,397,438
Abbey National Treasury Services PLC/Stamford CT	1.18%	08/29/17	1,000,000	998,000
Abbey National Treasury Services PLC/Stamford CT	1.24%	09/28/17	1,000,000	996,975
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.35%	08/25/17	1,000,000	998,107
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.46%	01/12/18	900,000	893,091
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.45%	02/26/18	1,000,000	990,199
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.47%	03/16/18	1,000,000	989,309
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.34%	07/21/17	750,000	749,478
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.32%	07/25/17	750,000	749,377
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.22%	08/07/17	1,000,000	998,728
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.37%	09/15/17	3,000,000	2,992,023
Banque et Caisse d'Epargne de l'Etat	1.26%	07/05/17	2,000,000	1,999,690
Banque et Caisse d'Epargne de l'Etat	1.31%	12/01/17	1,000,000	994,473
Canadian Imperial Holdings Inc	1.32%	01/02/18	1,000,000	992,886
Canadian Imperial Holdings Inc	1.42%	03/23/18	1,000,000	989,175
Canadian Imperial Holdings Inc	1.16%	07/28/17	750,000	749,314
Canadian Imperial Holdings Inc	1.32%	09/18/17	500,000	498,645
Canadian Imperial Holdings Inc	1.32%	10/02/17	1,000,000	996,778
Cooperatieve Rabobank UA/NY	1.25%	09/05/17	1,000,000	997,683
Cooperatieve Rabobank UA/NY	1.25%	10/02/17	1,000,000	996,707
Credit Agricole Corporate and Investment Bank/New York	1.40%	02/12/18	1,000,000	991,065
Credit Agricole Corporate and Investment Bank/New York	1.21%	09/14/17	1,000,000	997,389
Credit Agricole Corporate and Investment Bank/New York	1.25%	10/03/17	1,000,000	996,654
Credit Agricole Corporate and Investment Bank/New York	1.39%	10/23/17	1,000,000	995,841
Credit Agricole Corporate and Investment Bank/New York	1.35%	11/01/17	1,000,000	995,471
Credit Agricole Corporate and Investment Bank/New York	1.31%	11/20/17	1,000,000	994,673
Credit Agricole Corporate and Investment Bank/New York	1.31%	12/04/17	1,000,000	994,091
Dexia Credit Local SA/New York NY	1.35%	01/31/18	1,000,000	991,788
Dexia Credit Local SA/New York NY	1.37%	02/20/18	1,000,000	991,037
Dexia Credit Local SA/New York NY	1.18%	07/10/17	750,000	749,753

The accompanying notes are an integral part of these financial statements.

Page 66	2017 Semiannual Report | June 30, 2017

Schedule of Investments
June 30, 2017 (unaudited)

Security Description	Coupon/Yield	Maturity/Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Dexia Credit Local SA/New York NY	1.19%	08/09/17	750,000	748,994
Dexia Credit Local SA/New York NY	1.33%	09/11/17	1,000,000	997,492
Dexia Credit Local SA/New York NY	1.29%	09/25/17	1,000,000	996,965
Dexia Credit Local SA/New York NY	1.41%	11/29/17	1,000,000	994,376
General Electric Capital	0.99%	07/10/17	5,000,000	4,998,505
ING US Funding LLC	1.28%	07/05/17	1,000,000	999,850
ING US Funding LLC	1.36%	08/02/17	1,000,000	998,957
ING US Funding LLC	1.29%	10/10/17	1,000,000	996,359
ING US Funding LLC	1.34%	10/27/17	1,000,000	995,633
ING US Funding LLC	1.35%	11/13/17	1,000,000	994,874
ING US Funding LLC	1.34%	12/06/17	1,000,000	993,795
JP Morgan Securities LLC	1.51%	03/16/18	1,500,000	1,484,267
JP Morgan Securities LLC	1.22%	07/11/17	930,000	929,672
JP Morgan Securities LLC	1.31%	07/14/17	125,000	124,944
JP Morgan Securities LLC	1.15%	07/17/17	1,000,000	999,451
JP Morgan Securities LLC	1.20%	09/01/17	1,000,000	997,895
JP Morgan Securities LLC	1.20%	09/05/17	1,000,000	997,754
JP Morgan Securities LLC	1.34%	10/02/17	1,000,000	996,778
JP Morgan Securities LLC	1.34%	11/06/17	1,000,000	995,428
JP Morgan Securities LLC	1.35%	11/30/17	1,000,000	994,386
JP Morgan Securities LLC	1.42%	12/08/17	1,000,000	994,030
Natixis SA/New York NY	1.34%	01/08/18	1,000,000	992,544
Natixis SA/New York NY	1.21%	07/05/17	750,000	749,878
Natixis SA/New York NY	1.31%	09/05/17	1,000,000	997,759
Natixis SA/New York NY	1.24%	09/29/17	1,000,000	996,835
Natixis SA/New York NY	1.21%	10/10/17	1,000,000	996,390
Natixis SA/New York NY	1.29%	10/31/17	1,000,000	995,507
Natixis SA/New York NY	1.33%	12/04/17	1,000,000	994,038
Prudential Funding LLC	1.05%	07/18/17	9,000,000	8,994,897
Swedbank AB	1.15%	07/18/17	400,000	399,769
Toyota Motor Credit Corp	1.36%	01/05/18	1,000,000	992,598
Toyota Motor Credit Corp	1.39%	01/18/18	1,500,000	1,488,015
Toyota Motor Credit Corp	1.37%	02/26/18	1,000,000	990,173
Toyota Motor Credit Corp	1.20%	07/14/17	750,000	749,693
Toyota Motor Credit Corp	1.25%	08/28/17	1,000,000	998,151
Toyota Motor Credit Corp	1.22%	10/02/17	1,000,000	997,010
Toyota Motor Credit Corp	1.35%	12/20/17	1,000,000	993,450
Toyota Motor Credit Corp	1.37%	12/29/17	1,000,000	992,912
Total Commercial Paper (Cost $80,225,940)				80,215,862

Corporate Obligations — 5.8%
Bank of Montreal	1.41%(2)	07/14/17	750,000	750,044
Bank of Montreal	1.68%(2)	09/01/17	500,000	500,389
General Elecrtric Corp.	1.72%(2)	09/07/17	4,000,000	4,006,728
Royal Bank of Canada	1.50%	07/16/17	1,000,000	1,000,364
Royal Bank of Canada	1.40%(2)	07/25/17	1,000,000	999,912
Royal Bank of Canada	1.50%	12/07/17	1,000,000	999,606
Westpac Banking Corp	1.60%	07/12/17	1,000,000	1,000,591
Westpac Banking Corp	1.55%	11/25/17	900,000	900,644
Westpac Banking Corp	1.50%	12/01/17	1,000,000	1,000,168
Total Corporate Obligations (Cost $11,158,919)				11,158,446

Repurchase Agreements — 11.9%
INTL FCStone (Collateralized by $61,139,688 various FNMAs, FHLMCs, GNMAs, and Treasury Notes, 1.38% - 9.00%, due 2/15/18 - 6/16/58, fair value $23,460,377)(proceeds $23,000,000), purchase date 6/30/17	1.08%	07/03/17	23,000,000	23,000,000
Total Repurchase Agreements (Cost $23,000,000)				23,000,000

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 67

Schedule of Investments
June 30, 2017 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/Yield	Maturity/Demand Date	Principal Amount ($) or Shares	Fair Value ($)
U.S. Government and Agency Obligations — 3.0%
Federal Home Loan Bank	0.95%	07/21/17	5,000,000	4,997,500
United States Treasury Note	0.50%	07/31/17	388,100	387,986
United States Treasury Note	0.88%	08/15/17	388,100	388,054
Total U.S. Government and Agency Obligations (Cost $5,773,955)				5,773,540

Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 33.7%
Fidelity Prime Institutional Money Market Portfolio, 1.18% (3)	54,978,009	55,000,000
Morgan Stanley Government Institutional Fund, 0.84% (3)	10,099,635	10,099,635
Total Money Market Registered Investment Companies (Cost $65,099,635)		65,099,635
Total Investments — 100.0%(Cost $193,095,859) (1)		193,084,993
Liabilities less Other Assets — (0.0%)		(80,232)
Total Net Assets — 100.0%		193,004,761

Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Aggressive Growth Fund	15	160
Meeder Balanced Fund	9	103
Meeder Dynamic Growth Fund	5	53
Meeder Muirfield Fund	8	59
Meeder Infrastructure Fund	3	66
Total Trustee Deferred Compensation (Cost $430)		441

(1)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$3,945
Unrealized depreciation	(14,811)
Net unrealized appreciation (depreciation)	$(10,866)

(2)	Floating rate security. The rate shown represents the rate in effect at June 30,2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(3)
7-day yield as of June 30, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of June 30, 2017, Fidelity Prime Institutional Money Market Portfolio represented 28.5% of Institutional Prime Money Market Fund’s net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 68	2017 Semiannual Report | June 30, 2017

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Statements of Assets & Liabilities June 30, 2017 (unaudited)
	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Assets
Investments, at fair value (1)(2)	$300,764,304	$102,194,049	$33,579,157
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value (1)	84,854,463	16,681,885	7,188,216
Trustee deferred compensation investments, at fair value	149,601	95,258	53,322
Cash held at broker for futures contracts (3)	1,386,599	494,812	95,000
Cash held at broker for collateral on securities sold short	—	—	—
Receivable for securities sold	8,427,057	9	81
Receivable for capital stock issued	535,842	80,307	13,417
Receivable from investment advisor	—	—	—
Interest and dividend receivable	405,079	95,809	61,093
Receivable from securities lending agent (See Note #4)	84	1,469	353
Receivable for commissions recaptured	44,930	14,216	7,118
Prepaid expenses/other assets	49,597	37,530	36,801
Total Assets	396,617,556	119,695,344	41,034,558

Liabilities
Securities sold short at fair value (proceeds $47,380,351)	—	—	—
Payable for securities purchased	8,434,164	—	—
Payable for collateral on securities loaned	—	—	—
Payable for Trustee Deferred Compensation Plan	149,601	95,258	53,322
Payable for capital stock redeemed	532,312	95,061	30,661
Dividends payable	—	453	—
Dividend expense payable on short positions	—	—	—
Payable to investment advisor	223,021	65,777	26,018
Accrued distribution plan (12b-1) and shareholder service plan fees	287,976	75,070	26,757
Accrued transfer agent, fund accounting, CCO, and administrative fees	73,968	25,376	10,871
Accrued trustee fees	5,369	1,468	1,370
Other accrued liabilities	31,685	19,253	13,550
Total Liabilities	9,738,096	377,716	162,549

Net Assets	$386,879,460	$119,317,628	$40,872,009

Net Assets
Capital	$343,613,783	$105,740,415	$36,993,903
Accumulated undistributed (distributions in excess of) net investment income	294,992	109,204	51,297
Accumulated undistributed net realized gain (loss) from investments and futures contracts	24,922,894	8,249,026	2,728,634
Net unrealized appreciation (depreciation) of investments and futures contracts	18,047,791	5,218,983	1,098,175
Total Net Assets	$386,879,460	$119,317,628	$40,872,009

Net Asset Value Per Share
Retail Class
Net Assets	$298,526,792	$62,699,987	$20,962,382
Shares Outstanding	40,603,154	5,950,147	1,966,282
Net Asset Value, Offering and Redemption Price Per Share	$7.35	$10.54	$10.66

Adviser Class
Net Assets	$28,155,314	$8,930,784	$1,236,860
Shares Outstanding	3,817,170	846,294	115,838
Net Asset Value, Offering and Redemption Price Per Share	$7.38	$10.55	$10.68

Institutional Class
Net Assets	$60,197,354	$47,686,857	$18,672,767
Shares Outstanding	8,166,313	4,523,837	1,747,762
Net Asset Value, Offering and Redemption Price Per Share	$7.37	$10.54	$10.68

Net Asset Value Per Share - Money Market Funds
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$367,176,107	$113,567,868	$39,627,798
(2) Fair value of securities loaned included in investments at fair value (See Note #1 and Note #4)	$—	$—	$—
(3) Required margin as collateral for futures contracts	$3,250,400	$724,500	$308,600

The accompanying notes are an integral part of these financial statements.

Page 70	2017 Semiannual Report | June 30, 2017

Balanced Fund	Global Opportunities Fund	Spectrum Fund	Quantex Fund	Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$190,491,874	$59,814,885	$121,440,572	$86,854,179	$18,309,173	$49,841,645	$180,023,885	$29,185,773	$170,084,993
—	—	—	—	—	—	—	7,000,000	23,000,000
26,683,853	15,127,645	3,799,813	5,261,772	503,026	5,222,000	4,381,809	—	—
100,093	76,799	9,335	41,683	42,746	3,581	45,705	30,093	441
398,484	319,350	624,148	89,811	106,539	74,228	—	—	—
—	—	49,767,386	—	—	—	—	—	—
3,316,802	34	3,276,618	10,654	—	—	—	—	—
145,341	13,677	161,797	167,028	7,863	40,722	88,349	—	—
—	—	—	—	—	—	—	2,839	8,698
205,859	47,529	147,898	91,287	52,184	69,749	143,454	29,530	111,812
3,645	—	418	7,608	—	—	—	—	—
19,070	20,581	19,736	3,807	658	8,071	—	—	—
38,442	35,962	36,469	39,366	40,467	40,334	45,350	18,648	1,569
221,403,463	75,456,462	179,284,190	92,567,195	19,062,656	55,300,330	184,728,552	36,266,883	193,207,513

—	—	49,440,375	—	—	—	—	—	—
6,951,960	—	3,351,469	—	—	—	—	—	—
—	—	21,008	1,815,202	—	—	—	—	—
100,093	76,799	9,335	41,683	42,746	3,581	45,705	30,093	441
624,882	31,328	154,679	47,233	41,701	78,225	683,813	—	—
643	248	—	90	—	17	928	570	148,963
—	—	58,983	—	—	—	—	—	—
136,683	47,845	80,991	56,130	12,189	34,891	48,831	—	—
154,198	10,692	86,599	35,253	5,047	33,392	121,640	5,211	5,897
43,020	17,429	26,728	19,782	5,717	13,627	29,768	8,095	29,409
4,525	1,650	2,290	946	800	752	3,069	357	505
22,337	15,197	6,768	16,366	14,540	16,610	23,357	13,501	17,537
8,038,341	201,188	53,239,225	2,032,685	122,740	181,095	957,111	57,827	202,752

$213,365,122	$75,255,274	$126,044,965	$90,534,510	$18,939,916	$55,119,235	$183,771,441	$36,209,056	$193,004,761

$196,181,585	$74,519,834	$112,329,808	$78,200,263	$17,132,013	$51,196,113	$193,493,397	$36,209,056	$193,016,867
157,902	158,447	65,062	30,126	215,909	48,835	(390,958)	—	105
9,799,701	(3,116,848)	6,708,620	5,007,762	(412,519)	1,558,303	(11,846,284)	—	(1,345)
7,225,934	3,693,841	6,941,475	7,296,359	2,004,513	2,315,984	2,515,286	—	(10,866)
$213,365,122	$75,255,274	$126,044,965	$90,534,510	$18,939,916	$55,119,235	$183,771,441	$36,209,056	$193,004,761

$160,974,717	$36,925,693	$89,055,033	$64,827,859	$15,178,133	$32,316,547	$132,208,440
14,106,870	3,529,305	8,091,905	1,884,397	689,283	2,957,588	14,065,946
$11.41	$10.46	$11.01	$34.40	$22.02	$10.93	$9.40

$10,168,995	$949,518	$11,188,191	$1,870,070	$600,387	$3,110,363	$8,377,460
887,372	90,591	1,014,096	54,303	27,190	284,486	890,673
$11.46	$10.48	$11.03	$34.44	$22.08	$10.93	$9.41

$42,221,410	$37,380,063	$25,801,741	$23,836,581	$3,161,396	$19,692,325	$43,185,541
3,691,230	3,562,271	2,338,256	692,419	143,145	1,799,362	4,589,968
$11.44	$10.49	$11.03	$34.43	$22.09	$10.94	$9.41

							$36,209,056	$193,013,747
							36,209,056	193,008,329
							$1.00	$1.0000

$209,805,663	$71,185,429	$116,006,901	$84,801,994	$16,802,928	$52,717,278	$181,890,408	$36,185,773	$193,095,859
$3,553,278	$—	$22,403	$1,761,124	$—	$—	$—	$—	$—
$1,175,300	$628,300	$1,997,400	$228,000	$42,000	$229,500	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 71

Statements of Operations For the Period Ended June 30, 2017 (unaudited)
	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Investment Income
Interest	$10,906	$5,935	$2,044
Income from affiliates	341,930	62,424	18,314
Dividends	3,177,737	1,235,548	431,821
Total Investment Income	3,530,573	1,303,907	452,179

Fund Expenses
Investment advisor	1,333,906	454,246	164,754
Transfer agent - Retail Class	211,502	54,114	18,670
Transfer agent - Adviser Class	2,084	707	102
Transfer agent - Institutional Class	25,620	17,838	7,588
Transfer agent - Money Market Funds
Fund accounting	38,485	24,606	18,933
Administrative	164,484	53,453	21,967
Trustee	8,240	2,632	1,180
Audit	7,457	7,457	7,457
Legal	2,172	2,172	2,172
Custody	20,456	6,617	2,527
Printing	8,863	2,657	1,052
Distribution plan (12b-1) - Retail Class (1)	352,504	112,738	38,896
Distribution plan (12b-1) - Money Market Funds
Shareholder service plan - Retail Class	280,659	90,190	31,117
Shareholder service plan - Adviser Class	3,053	1,030	140
Shareholder service plan - Institutional Class	571	453	178
Postage	10,810	5,455	1,596
Registration and filing	30,294	23,939	20,603
Insurance	17,176	3,020	2,205
Chief Compliance Officer	2,130	2,130	2,130
Dividend expense on securities sold short	—	—	—
Other	14,985	10,915	9,532
Total Expenses Before Reductions	2,535,451	876,369	352,799

Expenses voluntarily reimbursed/waived by investment advisor (See Note #4)	—	—	—
Expenses contractually reimbursed/waived by investment advisor (See Note #4)	—	(25,148)	—
Commissions recaptured and fees received from custodian (See Note #4)	(111,290)	(61,602)	(46,961)
Securities lending credit (See Note #4)	(2,080)	(1,502)	(561)
Short sales credit	—	—	—
Transfer agent expenses voluntarily waived (See Note #4)	—	—	—
Transfer agent expenses contractually waived (See Note #4)	—	—	—

Net Expenses	2,422,081	788,117	305,277

Net Investment Income (Loss)	1,108,492	515,790	146,902

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments	18,173,091	6,481,277	1,963,187
Net realized gains (losses) from futures contracts	7,635,963	1,883,749	314,345
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	25,809,054	8,365,026	2,277,532

Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,220,679	1,148,318	(989,782)

Net Realized and Unrealized Gain (Loss) from Investments	31,029,733	9,513,344	1,287,750

Net Change in Net Assets Resulting from Operations	$32,138,225	$10,029,134	$1,434,652

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See Footnote #4 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 72	2017 Semiannual Report | June 30, 2017

Balanced Fund	Global Opportunities Fund	Spectrum Fund	Quantex Fund	Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Prime Money Market Fund	Institutional Prime Money Market Fund

$7,277	$3,525	$6,538	$2,978	$937	$2,235	$4,533	$187,759	$883,313
105,707	28,907	18,865	20,788	6,291	15,085	22,970	—	—
2,360,864	722,015	1,221,206	633,548	412,369	619,369	3,392,975	—	—
2,473,848	754,447	1,246,609	657,314	419,597	636,689	3,420,478	187,759	883,313

832,905	287,387	479,969	436,604	103,263	211,920	302,626	73,892	293,042
116,977	28,152	65,823	44,031	26,979	35,221	69,107
850	89	892	193	50	245	446
18,672	17,740	10,081	8,167	1,306	7,318	11,386
							15,462	69,747
29,926	22,203	24,950	22,917	12,833	20,191	28,668	18,234	27,264
96,013	35,668	56,210	39,941	10,326	27,618	85,954	18,473	74,721
4,785	1,724	2,710	1,987	633	1,362	4,430	522	522
7,457	7,457	8,209	7,457	7,457	7,457	7,457	6,956	6,956
2,172	2,172	2,172	2,172	2,172	2,172	2,172	2,172	2,172
12,032	4,211	6,617	4,363	1,023	3,009	11,432	1,504	6,617
5,040	1,654	2,745	1,947	1,702	1,255	4,646	2,024	5,391
243,703	51,894	137,131	73,385	22,991	54,884	215,963
							3,695	8,713
194,962	46,920	109,705	49,906	11,955	43,908	172,770
1,210	110	1,307	214	70	352	948
402	358	245	227	30	186	413
6,661	3,283	6,123	5,660	4,893	5,300	5,325	637	2,654
22,297	21,401	21,746	22,751	21,871	21,311	22,472	11,640	1,862
13,926	2,974	8,052	2,643	743	1,583	10,129	9,772	—
2,130	2,130	2,130	2,130	2,130	2,130	2,130	2,130	2,130
—	—	438,041	—	—	—	—	—	—
12,496	9,578	10,659	9,545	9,533	8,712	11,407	17,631	10,761
1,624,616	547,105	1,395,517	736,240	241,960	456,134	969,881	184,744	512,552

—	—	—	—	(15,094)	—	—	(92,713)	(338,628)
—	—	—	(109,160)	(10,721)	—	—	—	—
(81,565)	(52,640)	(160,903)	(50,762)	(658)	(50,395)	—	—	—
(13,321)	(336)	(4,829)	(17,738)	(98)	—	—	—	—
—	—	(48,238)	—	—	—	—	—	—
—	—	—	—	(15,944)	(8,877)	(1,413)	—	—
—	—	—	—	—	—	—	(4,378)	(17,466)

1,529,730	494,129	1,181,547	558,580	199,445	396,862	968,468	87,653	156,458

944,118	260,318	65,062	98,734	220,152	239,827	2,452,010	100,106	726,855

8,533,031	2,874,319	69,378	2,005,426	61,466	1,728,039	648,381		(251)
2,734,845	662,431	4,633,348	108,875	146,216	598,621	—		—
11,267,876	3,536,750	4,702,726	2,114,301	207,682	2,326,660	648,381		(251)

2,533,875	3,242,743	3,907,038	468,708	221,246	39,811	2,543,028		(14,126)

13,801,751	6,779,493	8,609,764	2,583,009	428,928	2,366,471	3,191,409		(14,377)

$14,745,869	$7,039,811	$8,674,826	$2,681,743	$649,080	$2,606,298	$5,643,419	$100,106	$712,478

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 73

Statements of Changes in Net Assets For the Period Ended June 30, 2017 (unaudited) and the Period Ended December 31, 2016
	Muirfield Fund		Dynamic Growth Fund
	2017	2016	2017	2016
Operations
Net investment income (loss)	$1,108,492	$2,843,302	$515,790	$1,168,224
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	25,809,054	8,909,457	8,365,026	1,191,815
Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,220,679	10,119,598	1,148,318	3,129,274
Net change in net assets resulting from operations	32,138,225	21,872,357	10,029,134	5,489,313

Distributions to Shareholders
From net investment income:
Retail Class	(488,660)	(2,928,064)	(183,729)	(1,179,811)
Adviser Class	(227)	(335)	(8,545)	(105)
Institutional Class	(72,043)	(2,155)	(140,472)	(1,385)
From net realized gain from investment transactions:
Retail Class	—	—	—	(566,878)
Adviser Class	—	—	—	(225)
Institutional Class	—	—	—	(2,968)
Net change in net assets resulting from distributions	(560,930)	(2,930,554)	(332,746)	(1,751,372)

Capital Transactions:
Issued	130,819,706	135,904,696	66,890,429	52,208,011
Reinvested	543,042	2,838,323	332,237	1,750,198
Redeemed	(167,876,749)	(156,813,790)	(76,534,370)	(55,322,607)
Net change in net assets resulting from capital transactions	(36,514,001)	(18,070,771)	(9,311,704)	(1,364,398)

Total Change in Net Assets	(4,936,706)	871,032	384,684	2,373,543

Net Assets - Beginning of Year	391,816,166	390,945,134	118,932,944	116,559,401

Net Assets - End of Year	$386,879,460	$391,816,166	$119,317,628	$118,932,944

Accumulated undistributed (distributions in excess of) net investment income	$294,992	$—	$109,204	$—

Share Transactions:
Issued	18,345,806	20,962,657	6,610,252	5,547,887
Reinvested	76,148	428,665	31,951	182,450
Redeemed	(23,522,010)	(24,105,739)	(7,553,377)	(5,956,619)
Net change in shares	(5,100,056)	(2,714,417)	(911,174)	(226,282)

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 71

Aggressive Growth Fund		Balanced Fund		Global Opportunities Fund		Spectrum Fund
2017	2016	2017	2016	2017	2016	2017	2016

$146,902	$500,958	$944,118	$2,741,585	$260,318	$878,663	$65,062	$196,468
2,277,532	1,400,806	11,267,876	3,056,390	3,536,750	(2,265,626)	4,702,726	4,775,916
(989,782)	1,991,855	2,533,875	6,956,644	3,242,743	3,437,192	3,907,038	3,628,533
1,434,652	3,893,619	14,745,869	12,754,619	7,039,811	2,050,229	8,674,826	8,600,917

(30,910)	(514,879)	(558,518)	(2,762,407)	(17,640)	(920,975)	—	(229,819)
(36)	(26)	(166)	(336)	(1,808)	(189)	—	(85)
(22,272)	(384)	(137,360)	(754)	(71,138)	(1,716)	—	(978)

—	—	—	—	—	—	—	(1,322,992)
—	—	—	—	—	—	—	(512)
—	—	—	—	—	—	—	(5,890)
(53,218)	(515,289)	(696,044)	(2,763,497)	(90,586)	(922,880)	—	(1,560,276)

22,963,538	16,210,649	74,907,726	79,755,921	42,925,992	19,568,280	50,924,025	41,463,179
53,207	515,052	694,630	2,759,403	90,338	921,716	—	1,559,046
(29,607,360)	(52,233,584)	(106,332,850)	(151,263,770)	(50,728,116)	(52,021,124)	(58,071,771)	(51,142,012)
(6,590,615)	(35,507,883)	(30,730,494)	(68,748,446)	(7,711,786)	(31,531,128)	(7,147,746)	(8,119,787)

(5,209,181)	(32,129,553)	(16,680,669)	(58,757,324)	(762,561)	(30,403,779)	1,527,080	(1,079,146)

46,081,190	78,210,743	230,045,791	288,803,115	76,017,835	106,421,614	124,517,885	125,597,031

$40,872,009	$46,081,190	$213,365,122	$230,045,791	$75,255,274	$76,017,835	$126,044,965	$124,517,885

$51,297	$—	$157,902	$—	$158,447	$—	$65,062	$—

2,198,841	1,705,205	6,747,718	7,682,584	4,344,345	2,140,082	4,737,491	4,276,333
5,051	53,363	61,689	260,363	8,617	97,608	0	150,043
(2,831,193)	(5,415,390)	(9,551,984)	(14,401,906)	(5,123,701)	(5,676,548)	(5,401,346)	(5,226,636)
(627,301)	(3,656,822)	(2,742,577)	(6,458,959)	(770,739)	(3,438,858)	(663,855)	(800,260)

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 75

Statements of Changes in Net Assets For the Period Ended June 30, 2017 (unaudited) and the Period Ended December 31, 2016
	Quantex Fund		Infrastructure Fund
	2017	2016	2017	2016
Operations
Net investment income (loss)	$98,734	$324,146	$220,152	$108,305
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	2,114,301	3,915,275	207,682	(379,889)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	468,708	10,155,720	221,246	3,752,341
Net change in net assets resulting from operations	2,681,743	14,395,141	649,080	3,480,757

Distributions to Shareholders
From net investment income:
Retail Class	—	(359,961)	—	—
Adviser Class	(115)	(38)	—	—
Institutional Class	(26,272)	(1,160)	—	—
From net realized gain from investment transactions:
Retail Class	—	(1,234,598)	—	(194,130)
Adviser Class	—	(445)	—	(71)
Institutional Class	—	(13,585)	—	(2,418)
From return of capital:
Retail Class	—	—	—	(234,294)
Adviser Class	—	—	—	(10)
Institutional Class	—	—	—	(324)
Net change in net assets resulting from distributions	(26,387)	(1,609,787)	—	(431,247)

Distributions to Shareholders - Money Market Funds
From net investment income
From net investment income (Retail Class) (2)
From net investment income (Institutional Class) (2)
Net change in net assets resulting from distributions

Capital Transactions:
Issued	36,192,364	40,428,525	6,093,270	6,512,856
Reinvested	26,214	1,605,609	—	410,682
Redeemed	(34,557,184)	(27,484,256)	(8,564,856)	(9,244,777)
Net change in net assets resulting from capital transactions	1,661,394	14,549,878	(2,471,586)	(2,321,239)

Total Change in Net Assets	4,316,750	27,335,232	(1,822,506)	728,271

Net Assets - Beginning of Year	86,217,760	58,882,528	20,762,422	20,035

Net Assets - End of Year	$90,534,510	$86,217,760	$18,939,916	$20,762,422

Accumulated undistributed (distributions in excess of) net investment income	$30,126	$—	$215,909	$(4,243)

Share Transactions:
Issued	1,071,814	1,330,055	281,221	314,588
Reinvested	767	48,133	—	19,734
Redeemed	(1,025,845)	(909,010)	(395,603)	(462,854)
Net change in shares	46,736	469,178	(114,382)	(128,532)

(1)	Commenced operations on October 7, 2016.
(2)	See Note #1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 76	2017 Semiannual Report | June 30, 2017

Dividend Opportunities Fund		Total Return Bond Fund		Prime Money Market Fund		Institutional Prime Money Market Fund(1)
2017	2016	2017	2016	2017	2016	2017	2016

$239,827	$735,115	$2,452,010	$6,265,031	$100,106	$545,581	$726,855	$171,971
2,326,660	1,198,154	648,381	(2,055,911)	—	—	(251)	(1,094)
39,811	3,412,365	2,543,028	4,922,395	—	—	(14,126)	3,260
2,606,298	5,345,634	5,643,419	9,131,515	100,106	545,581	712,478	174,137

(98,903)	(777,037)	(2,322,846)	(6,263,758)
(654)	(71)	(23,294)	(726)
(58,330)	(459)	(496,828)	(557)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
(157,887)	(777,567)	(2,842,968)	(6,265,041)

				(100,105)	(28,501)	(726,762)	(171,959)
				—	(113,390)	—	—
				—	(403,691)	—	—
				(100,105)	(545,582)	(726,762)	(171,959)

27,324,128	30,149,567	74,384,886	90,469,480	15,726,711	587,186,878	194,053,910	304,118,416
157,801	777,204	2,837,676	6,255,443	97,460	137,783	82,426	14,473
(31,806,257)	(20,598,293)	(111,160,397)	(99,300,344)	(16,280,943)	(775,361,263)	(198,597,527)	(106,654,831)
(4,324,328)	10,328,478	(33,937,835)	(2,575,421)	(456,772)	(188,036,602)	(4,461,191)	197,478,058

(1,875,917)	14,896,545	(31,137,384)	291,053	(456,771)	(188,036,603)	(4,475,475)	197,480,236

56,995,152	42,098,607	214,908,825	214,617,772	36,665,827	224,702,430	197,480,236	—

$55,119,235	$56,995,152	$183,771,441	$214,908,825	$36,209,056	$36,665,827	$193,004,761	$197,480,236

$48,835	$—	$(390,958)	$—	$—	$—	$105	$12

2,568,434	3,043,488	7,917,335	9,651,192	15,726,711	587,186,878	194,033,155	304,102,698
14,660	79,378	302,117	668,172	97,460	137,783	82,418	14,472
(2,989,400)	(2,106,832)	(11,834,590)	(10,641,622)	(16,280,943)	(775,361,263)	(198,577,073)	(106,647,341)
(406,306)	1,016,034	(3,615,138)	(322,258)	(456,772)	(188,036,602)	(4,461,500)	197,469,829

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 77

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2017 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2017	$6.79	0.02	0.55	0.57	(0.01)	0.00	0.00	(0.01)
2016	$6.47	0.05	0.32	0.37	(0.05)	0.00	0.00	(0.05)
2015	$7.03	0.02	(0.41)	(0.39)	(0.02)	(0.15)	0.00	(0.17)
2014	$6.95	0.01	0.81	0.82	(0.18)	(0.56)	0.00	(0.74)
2013	$5.81	0.01	1.75	1.76	(0.01)	(0.61)	0.00	(0.62)
2012	$5.17	(0.01)	0.65	0.64	0.00	0.00	0.00	0.00
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2017	$6.80	0.02	0.57	0.59	(0.01)	0.00	0.00	(0.01)
2016 (6)	$6.51	0.01	0.29	0.30	(0.01)	0.00	0.00	(0.01)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2017	$6.80	0.04	0.54	0.58	(0.01)	0.00	0.00	(0.01)
2016 (6)	$6.51	0.02	0.29	0.31	(0.02)	0.00	0.00	(0.02)
Dynamic Growth Fund - Retail Class (1)(2)(3)(4)
2017	$9.72	0.04	0.81	0.85	(0.03)	0.00	0.00	(0.03)
2016	$9.36	0.10	0.40	0.50	(0.09)	(0.05)	0.00	(0.14)
2015	$10.02	0.05	(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
2014	$10.35	0.04	1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
2013	$8.80	0.02	2.74	2.76	(0.02)	(1.19)	0.00	(1.21)
2012	$7.68	0.00	1.12	1.12	0.00	0.00	0.00	0.00
Dynamic Growth Fund - Adviser Class (1)(2)(3)(4)
2017	$9.73	0.10	0.75	0.85	(0.03)	0.00	0.00	(0.03)
2016 (6)	$9.34	0.02	0.44	0.46	(0.02)	(0.05)	0.00	(0.07)
Dynamic Growth Fund - Institutional Class (1)(2)(3)(4)
2017	$9.72	0.08	0.78	0.86	(0.04)	0.00	0.00	(0.04)
2016 (6)	$9.34	0.02	0.43	0.45	(0.02)	(0.05)	0.00	(0.07)
Aggressive Growth Fund - Retail Class (1)(2)(3)(4)
2017	$10.34	0.04	0.29	0.33	(0.01)	0.00	0.00	(0.01)
2016	$9.64	0.07	0.72	0.79	(0.09)	0.00	0.00	(0.09)
2015	$10.47	0.03	(0.48)	(0.45)	(0.03)	(0.35)	0.00	(0.38)
2014	$10.91	0.00	1.43	1.43	(0.08)	(1.79)	0.00	(1.87)
2013	$8.44	(0.00)*	2.56	2.56	0.00	(0.09)	0.00	(0.09)
2012	$7.40	(0.03)	1.07	1.04	0.00	0.00	0.00	0.00
Aggressive Growth Fund - Adviser Class (1)(2)(3)(4)
2017	$10.35	0.12	0.23	0.35	(0.02)	0.00	0.00	(0.02)
2016 (6)	$9.53	0.01	0.82	0.83	(0.01)	0.00	0.00	(0.01)
Aggressive Growth Fund - Institutional Class (1)(2)(3)(4)
2017	$10.35	0.07	0.28	0.35	(0.02)	0.00	0.00	(0.02)
2016 (6)	$9.53	0.01	0.82	0.83	(0.01)	0.00	0.00	(0.01)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
*	Actual amounts were less than one-half of a cent per share.

The accompanying notes are an integral part of these financial statements.

Page 78	2017 Semiannual Report | June 30, 2017

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$7.35	8.40%	$298,527	0.51%	1.25%	1.31%	1.31%	132%
$6.79	5.72%	$390,817	0.73%	1.05%	1.36%	1.35%	414%
$6.47	(5.50%)	$390,945	0.33%	1.03%	1.35%	1.37%	277%
$7.03	12.12%	$297,861	0.22%	1.22%	1.44%	1.44%	238%
$6.95	30.46%	$161,823	0.14%	1.22%	1.42%	1.54%	260%
$5.81	12.38%	$114,171	(0.12%)	1.39%	1.42%	1.58%	154%

$7.38	8.68%	$28,155	0.58%	1.16%	1.17%	1.17%	132%
$6.80	4.68%	$154	1.32%	0.73%	0.99%	0.99%	414%

$7.37	8.53%	$60,197	0.94%	0.91%	0.97%	0.97%	132%
$6.80	2.00%	$845	1.33%	0.72%	0.98%	0.98%	414%

$10.54	8.70%	$62,700	0.66%	1.42%	1.52%	1.56%	141%
$9.72	5.37%	$118,293	1.04%	1.05%	1.42%	1.56%	369%
$9.36	(3.46%)	$116,559	0.47%	1.19%	1.48%	1.54%	245%
$10.02	12.80%	$141,638	0.40%	1.22%	1.45%	1.54%	230%
$10.35	31.61%	$102,926	0.20%	1.22%	1.39%	1.58%	276%
$8.80	14.58%	$91,977	(0.04%)	1.39%	1.42%	1.57%	154%

$10.55	8.74%	$8,931	1.89%	1.21%	1.23%	1.27%	141%
$9.73	4.89%	$48	1.33%	0.81%	1.12%	1.12%	369%

$10.54	8.85%	$47,687	1.40%	0.95%	1.06%	1.10%	141%
$9.72	4.80%	$592	1.33%	0.80%	1.11%	1.11%	369%

$10.66	3.19%	$20,962	0.44%	1.51%	1.72%	1.72%	138%
$10.34	8.26%	$45,718	0.77%	1.16%	1.60%	1.63%	361%
$9.64	(4.35%)	$78,211	0.24%	1.18%	1.56%	1.58%	283%
$10.47	13.49%	$84,847	0.00%	1.33%	1.59%	1.60%	239%
$10.91	30.40%	$64,608	(0.03%)	1.35%	1.57%	1.65%	272%
$8.44	14.05%	$38,939	(0.44%)	1.59%	1.62%	1.74%	167%

$10.68	3.38%	$1,237	2.09%	1.48%	1.54%	1.54%	138%
$10.35	8.75%	$19	0.85%	0.91%	1.24%	1.24%	361%

$10.68	3.38%	$18,673	1.20%	1.08%	1.32%	1.32%	138%
$10.35	8.73%	$345	0.83%	0.93%	1.25%	1.25%	361%

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year. Total return is not annualized.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 79

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2017 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Balanced Fund - Retail Class (1)(2)(3)(4)
2017	$10.74	0.05	0.66	0.71	(0.04)	0.00	0.00	(0.04)
2016	$10.36	0.11	0.39	0.50	(0.12)	0.00	0.00	(0.12)
2015	$10.98	0.09	(0.58)	(0.49)	(0.08)	(0.05)	0.00	(0.13)
2014	$11.10	0.10	0.84	0.94	(0.27)	(0.79)	0.00	(1.06)
2013	$10.06	0.09	1.89	1.98	(0.09)	(0.85)	0.00	(0.94)
2012	$9.18	0.07	0.89	0.96	(0.08)	0.00	0.00	(0.08)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2017	$10.74	0.02	0.72	0.74	(0.02)	0.00	0.00	(0.02)
2016 (6)	$10.49	0.04	0.25	0.29	(0.04)	0.00	0.00	(0.04)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2017	$10.75	0.08	0.65	0.73	(0.04)	0.00	0.00	(0.04)
2016 (6)	$10.49	0.04	0.26	0.30	(0.04)	0.00	0.00	(0.04)
Global Opportunities Fund - Retail Class (1)(2)(3)(4)
2017	$9.56	0.02	0.89	0.91	(0.01)	0.00	0.00	(0.01)
2016	$9.34	0.09	0.24	0.33	(0.11)	0.00	0.00	(0.11)
2015	$10.38	0.04	(0.79)	(0.75)	(0.04)	(0.25)	0.00	(0.29)
2014	$11.36	0.06	0.58	0.64	(0.16)	(1.46)	0.00	(1.62)
2013	$10.07	0.04	2.34	2.38	(0.05)	(1.04)	0.00	(1.09)
2012	$8.90	0.00	1.17	1.17	0.00	0.00	0.00	0.00
Global Opportunities Fund - Adviser Class (1)(2)(3)(4)
2017	$9.57	0.25	0.68	0.93	(0.02)	0.00	0.00	(0.02)
2016 (6)	$9.41	0.06	0.16	0.22	(0.06)	0.00	0.00	(0.06)
Global Opportunities Fund - Institutional Class (1)(2)(3)(4)
2017	$9.58	0.06	0.87	0.93	(0.02)	0.00	0.00	(0.02)
2016 (6)	$9.41	0.06	0.16	0.22	(0.05)	0.00	0.00	(0.05)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2017	$10.28	0.00	0.73	0.73	0.00	0.00	0.00	0.00
2016	$9.73	0.02	0.66	0.68	(0.02)	(0.11)	0.00	(0.13)
2015 (7)	$10.00	(0.04)	(0.08)	(0.12)	0.00	(0.13)	(0.02)	(0.15)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2017	$10.29	0.01	0.73	0.74	0.00	0.00	0.00	0.00
2016 (6)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2017	$10.29	0.03	0.71	0.74	0.00	0.00	0.00	0.00
2016 (6)	$9.97	0.02	0.43	0.45	(0.02)	(0.11)	0.00	(0.13)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 80	2017 Semiannual Report | June 30, 2017

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$11.41	6.57%	$160,975	0.76%	1.41%	1.49%	1.49%	112%
$10.74	4.84%	$229,738	1.02%	1.22%	1.46%	1.46%	322%
$10.36	(4.47%)	$288,803	0.81%	1.22%	1.47%	1.48%	246%
$10.98	8.61%	$175,534	0.94%	1.33%	1.50%	1.54%	180%
$11.10	19.79%	$105,642	0.85%	1.33%	1.47%	1.57%	217%
$10.06	10.42%	$86,628	0.76%	1.49%	1.51%	1.58%	168%

$11.46	6.90%	$10,169	0.41%	1.23%	1.26%	1.26%	112%
$10.74	2.77%	$89	2.42%	0.85%	1.06%	1.06%	322%

$11.44	6.80%	$42,221	1.31%	0.97%	1.06%	1.06%	112%
$10.75	2.83%	$219	2.42%	0.85%	1.07%	1.07%	322%

$10.46	9.47%	$36,926	0.34%	1.45%	1.58%	1.58%	79%
$9.56	3.54%	$75,657	1.00%	1.16%	1.41%	1.54%	169%
$9.34	(7.21%)	$106,422	0.42%	1.19%	1.42%	1.50%	170%
$10.38	5.87%	$109,845	0.54%	1.23%	1.37%	1.51%	143%
$11.36	23.82%	$91,769	0.36%	1.23%	1.40%	1.58%	231%
$10.07	13.15%	$79,446	(0.05%)	1.39%	1.42%	1.58%	86%

$10.48	9.72%	$950	4.74%	1.33%	1.36%	1.36%	79%
$9.57	2.34%	$30	3.79%	1.01%	1.17%	1.17%	169%

$10.49	9.71%	$37,380	1.20%	1.04%	1.19%	1.19%	79%
$9.58	2.34%	$330	3.76%	1.02%	1.18%	1.18%	169%

$11.01	7.10%	$89,055	0.03%	1.90%	2.16%	2.16%	57%
$10.28	6.97%	$124,009	0.16%	1.49%	1.99%	1.99%	235%
$9.73	(1.21%)	$125,597	(0.36%)	1.49%	2.12%	2.19%	161%

$11.03	7.19%	$11,188	0.13%	2.10%	2.11%	2.11%	57%
$10.29	4.49%	$48	1.07%	1.38%	1.88%	1.88%	235%

$11.03	7.19%	$25,802	0.57%	1.50%	1.73%	1.73%	57%
$10.29	4.52%	$461	1.07%	1.38%	1.87%	1.87%	235%

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year. Total return is not annualized.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.
7	Commenced operations on January 1, 2015.

The accompanying notes are an integral part of these financial statements.

2017 Semiannual Report | June 30, 2017	Page 81

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2017 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations				Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Quantex Fund - Retail Class (1)(2)(3)(4)
2017	$33.36	0.04		1.00	1.04	0.00	0.00	0.00	0.00
2016	$27.84	0.14		6.02	6.16	(0.16)	(0.48)	0.00	(0.64)
2015	$35.20	0.17		(2.78)	(2.61)	(0.17)	(4.58)	0.00	(4.75)
2014	$35.04	0.13		3.11	3.24	(0.40)	(2.68)	0.00	(3.08)
2013	$25.46	0.09		10.45	10.54	(0.08)	(0.88)	0.00	(0.96)
2012	$21.84	0.07		3.63	3.70	(0.08)	0.00	0.00	(0.08)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2017	$33.37	0.08		1.02	1.10	(0.03)	0.00	0.00	(0.03)
2016 (6)	$30.67	0.04		3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Quantex - Institutional Class (1)(2)(3)(4)
2017	$33.37	0.11		1.00	1.11	(0.05)	0.00	0.00	(0.05)
2016 (6)	$30.67	0.04		3.18	3.22	(0.04)	(0.48)	0.00	(0.52)
Infrastructure Fund - Retail Class (1)(2)(3)(4)
2017	$21.32	0.22		0.48	0.70	0.00	0.00	0.00	0.00
2016	$18.17	0.11		3.48	3.59	0.00	(0.20)	(0.24)	(0.44)
2015	$30.45	0.17		(5.40)	(5.23)	(0.25)	(6.80)	0.00	(7.05)
2014	$30.98	0.19		2.64	2.83	(0.83)	(2.53)	0.00	(3.36)
2013	$24.17	0.17		6.81	6.98	(0.17)	0.00	0.00	(0.17)
2012	$24.06	0.15		0.21	0.36	(0.15)	(0.10)	0.00	(0.25)
Infrastructure Fund - Adviser Class (1)(2)(3)(4)
2017	$21.34	0.12	*	0.62	0.74	0.00	0.00	0.00	0.00
2016 (6)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Infrastructure - Institutional Class (1)(2)(3)(4)
2017	$21.34	0.31	*	0.44	0.75	0.00	0.00	0.00	0.00
2016 (6)	$21.02	0.00	*	0.55	0.55	0.00	(0.20)	(0.03)	(0.23)
Dividend Opportunities Fund - Retail Class (1)(2)(3)(4)
2017	$10.46	0.05		0.45	0.50	(0.03)	0.00	0.00	(0.03)
2016	$9.50	0.16		0.97	1.13	(0.17)	0.00	0.00	(0.17)
2015 (7)	$10.00	0.18		(0.59)	(0.41)	(0.09)	0.00	0.00	(0.09)
Dividend Opportunities Fund - Adviser Class (1)(2)(3)(4)
2017	$10.46	0.06		0.45	0.51	(0.04)	0.00	0.00	(0.04)
2016 (6)	$9.87	0.03		0.59	0.62	(0.03)	0.00	0.00	(0.03)
Dividend Opportunities Fund - Institutional Class (1)(2)(3)(4)
2017	$10.47	0.08		0.43	0.51	(0.04)	0.00	0.00	(0.04)
2016 (6)	$9.87	0.03		0.59	0.62	(0.02)	0.00	0.00	(0.02)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
*	Actual amounts were less than one-half of a cent per share.

The accompanying notes are an integral part of these financial statements.

Page 82	2017 Semiannual Report | June 30, 2017

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$34.40	3.12%	$64,828	0.15%	1.32%	1.48%	1.73%	50%
$33.36	22.14%	$85,235	0.47%	1.18%	1.52%	1.77%	91%
$27.84	(7.68%)	$58,883	0.46%	1.09%	1.26%	1.75%	87%
$35.20	9.48%	$61,834	0.36%	1.44%	1.52%	1.78%	29%
$35.04	41.54%	$44,476	0.27%	1.52%	1.58%	1.94%	25%
$25.46	16.93%	$23,306	0.29%	1.60%	1.61%	2.06%	31%

$34.44	3.30%	$1,870	0.48%	1.23%	1.33%	1.58%	50%
$33.37	10.48%	$31	0.75%	1.10%	1.15%	1.40%	91%

$34.43	3.33%	$23,837	0.64%	1.08%	1.18%	1.43%	50%
$33.37	10.48%	$951	0.75%	1.09%	1.15%	1.40%	91%

$22.02	3.28%	$15,178	2.05%	1.97%	1.97%	2.39%	2%
$21.32	19.87%	$20,450	0.55%	2.15%	2.17%	2.55%	44%
$18.17	(16.92%)	$20,034	0.56%	1.98%	1.98%	2.01%	54%
$30.45	9.42%	$46,746	0.63%	1.88%	1.88%	1.89%	34%
$30.98	28.96%	$37,988	0.62%	1.87%	1.87%	1.99%	19%
$24.17	1.52%	$30,452	0.63%	1.89%	1.89%	2.02%	29%

$22.08	3.47%	$600	1.09%	1.90%	1.90%	2.15%	2%
$21.34	2.64%	$7	0.11%	1.87%	1.93%	2.18%	44%

$22.09	3.51%	$3,161	2.88%	1.64%	1.65%	1.94%	2%
$21.34	2.62%	$305	0.08%	1.90%	1.96%	2.21%	44%

$10.93	4.74%	$32,317	0.71%	1.50%	1.67%	1.70%	146%
$10.46	12.06%	$56,744	1.62%	1.26%	1.61%	1.80%	250%
$9.50	(4.15%)	$42,099	1.80%	1.26%	1.66%	1.85%	70%

$10.93	4.90%	$3,110	1.05%	1.46%	1.48%	1.48%	146%
$10.46	6.32%	$22	1.92%	0.97%	1.21%	1.21%	250%

$10.94	4.91%	$19,692	1.35%	1.06%	1.26%	1.30%	146%
$10.47	6.31%	$229	1.92%	1.00%	1.24%	1.24%	250%

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year. Total return is not annualized.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.
7	Commenced operations on June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Page 82 2017 Semiannual Report | June 30, 2017	Page 83

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2017 (unaudited) and Each Fiscal Period Ended December 31,
		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Total Return Bond Fund - Retail Class (1)(2)(3)(4)
2017	$9.28	0.11	0.14	0.25	(0.13)	0.00	0.00	(0.13)
2016	$9.14	0.27	0.14	0.41	(0.27)	0.00	0.00	(0.27)
2015	$9.63	0.27	(0.51)	(0.24)	(0.25)	0.00	0.00	(0.25)
2014	$9.77	0.33	(0.15)	0.18	(0.32)	0.00	0.00	(0.32)
2013	$10.15	0.38	(0.38)	(0.00)	(0.38)	0.00	0.00	(0.38)
2012	$9.73	0.44	0.41	0.85	(0.43)	0.00	0.00	(0.43)
Total Return Bond Fund - Adviser Class (1)(2)(3)(4)
2017	$9.28	0.03	0.25	0.28	(0.15)	0.00	0.00	(0.15)
2016 (6)	$9.46	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)
Total Return Bond Fund - Institutional Class (1)(2)(3)(4)
2017	$9.28	0.14	0.14	0.28	(0.15)	0.00	0.00	(0.15)
2016 (6)	$9.46	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
Prime Money Market Fund (1)(2)(3)(4)
2017	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2016	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2015	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2013	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2012	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2017	$1.0001	0.0042	(0.0003)	0.0039	(0.0040)	0.0000	0.0000	(0.0040)
2016 (7)	$1.0000	0.0010	0.0001	0.0011	(0.0010)	0.0000	0.0000	(0.0010)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 84	2017 Semiannual Report | June 30, 2017

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$9.40	2.73%	$132,208	2.34%	1.02%	1.02%	1.02%	67%
$9.28	4.49%	$214,755	2.87%	0.88%	0.98%	1.00%	217%
$9.14	(2.51%)	$214,618	2.71%	0.88%	1.01%	1.03%	295%
$9.63	1.78%	$143,046	3.39%	0.99%	1.02%	1.13%	82%
$9.77	0.01%	$90,080	3.87%	0.99%	1.01%	1.19%	79%
$10.15	8.93%	$76,001	4.45%	0.99%	1.00%	1.23%	157%

$9.41	3.00%	$8,377	0.61%	0.78%	0.78%	0.78%	67%
$9.28	(1.05%)	$84	5.49%	0.52%	0.53%	0.53%	217%

$9.41	3.00%	$43,186	3.03%	0.59%	0.59%	0.59%	67%
$9.28	(1.08%)	$70	5.35%	0.51%	0.53%	0.53%	217%

$1.00	0.27%	$36,209	0.54%	0.47%	0.47%	1.00%	N/A
$1.00	0.29%	$36,666	0.28%	0.32%	0.32%	0.69%	N/A
$1.00	0.07%	$56,530	0.07%	0.18%	0.18%	0.58%	N/A
$1.00	0.06%	$54,927	0.06%	0.16%	0.16%	0.67%	N/A
$1.00	0.08%	$61,288	0.08%	0.22%	0.22%	0.90%	N/A
$1.00	0.10%	$73,546	0.10%	0.30%	0.30%	0.82%	N/A

$1.0000	0.41%	$193,008	0.83%	0.18%	0.18%	0.59%	N/A
$1.0001	0.11%	$197,470	0.43%	0.24%	0.24%	0.62%	N/A

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year. Total return is not annualized.

5	Except for the Money Market Funds, net investment income per share is based on average shares outstanding during the period.
6	Commenced operations on October 31, 2016.
7	Commenced operations on October 7, 2016.

The accompanying notes are an integral part of these financial statements.

Page 84	2017 Semiannual Report | June 30, 2017

Notes to Financial Statements
June 30, 2017 (unaudited)

1.    Organization and Significant Accounting Policies

Meeder Funds® (the “Trust”) was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust offers twelve separate series and is presently comprised of twelve separate funds as follows: Muirfield Fund® (“Muirfield”), Dynamic Growth Fund (“Dynamic”), Aggressive Growth Fund (“Aggressive”), Balanced Fund (“Balanced”), Global Opportunities Fund (“Global”), Spectrum Fund (“Spectrum”), Dividend Opportunities Fund (“Dividend”), Quantex FundTM (“Quantex”), Infrastructure Fund (“Infrastructure”)(f.k.a. Miller/Howard Infrastructure Fund)(see sixth paragraph of Note #1 for more information), Total Return Bond Fund (“Bond”), Prime Money Market Fund (“Prime Money Market”)(f.k.a. Money Market Fund)(see second paragraph of Note #1 for more information), and Institutional Prime Money Market Fund (“Institutional Prime Money Market”)(see second paragraph of Note #1 for more information)(each a “Fund” and collectively the “Funds”).

In July 2014, the Securities and Exchange Commission adopted new money market fund rules that became effective on October 14, 2016. As part of these new rules, beneficial ownership of retail money market funds are now limited to natural persons; therefore, institutions are no longer permitted to own retail money market fund shares. As a result, effective October 7, 2016, the Meeder Money Market Fund became a retail money market fund with a stable net asset value per share of $1.00 and changed its name to Meeder Prime Money Market Fund. The Institutional Class of the Meeder Money Market Fund liquidated. Also effective October 7, 2016, an institutional money market fund was launched called Meeder Institutional Prime Money Market Fund with a floating net asset value per share. On October 7, 2016, investments in the amount of $131,014,084 were transferred in-kind from the Meeder Prime Money Market Fund into the Meeder Institutional Prime Money Market Fund. Organizational and offering costs for the Meeder Institutional Prime Money Market Fund were incurred by the advisor and are not subject to recoupment. For more information on these money market funds, please refer to each Fund’s prospectus.

The investment objective of Prime Money Market is to provide current income while maintaining a stable share price of $1.00. The investment objective of Institutional Prime Money Market is to provide current income consistent with liquidity and the preservation of capital. Prime Money Market and Institutional Prime Money Market (the “Money Market Funds”) each offer only one class of shares.

Prior to October 31, 2016, each Fund, other than Infrastructure and the Money Market Funds, offered one class of shares. Infrastructure offered two classes: Retail Class and Institutional Class. Effective October 31, 2016, the Funds, except for Infrastructure and the Money Market Funds, designated their single class of shares as Retail Class. Each of those Funds also launched Adviser Shares and Institutional Shares. Also on October 31, 2016, Infrastructure launched Adviser Shares. Each class of shares has equal rights as to earnings and assets, except that each class bears different distribution, shareholder servicing, and transfer agent expenses (see Note #4).

The investment objective of Muirfield, Dynamic, Aggressive, Global, Spectrum, and Quantex is to provide long term capital appreciation. The investment objective of Balanced is to provide income and long term capital appreciation. The investment objective of Dividend and Infrastructure is to provide total return, including capital appreciation and income. The investment objective of Bond is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital.

Effective September 15, 2016, Miller/Howard Investments, Inc. resigned as subadviser to Infrastructure. As a result, Miller/Howard Infrastructure Fund changed its name to Infrastructure Fund. The Fund will continue to generally invest at least 80% of its net assets in infrastructure companies, and may invest up to 25% of its total assets in securities of master limited partnerships (“MLPs”) in the energy sector. The Fund will also continue to invest at least 25% of its total assets in securities of public utility companies.

Use of estimates. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation. All investments in securities are recorded at their estimated fair value, as described in Note #2.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus

Page 86	2017 Semiannual Report | June 30, 2017

resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund.

Futures & options. Each Fund, except the Money Market Funds, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for the Money Market Funds, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Bond and the Money Market Funds, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Bond and the fixed income portion of Balanced can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2017, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2017.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2017 was as follows:

Amount of Cash Held at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Cash Held at Broker for Futures Contracts	Fair Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$1,386,599	$(394,869)
Dynamic	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	494,812	(89,083)
Aggressive	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	95,000	(41,400)

2017 Semiannual Report | June 30, 2017	Page 87

Amount of Cash Held at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Cash Held at Broker for Futures Contracts	Fair Value of Unrealized Appreciation (Depreciation)
Balanced	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$398,484	$(144,130)
Global	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	319,350	(63,260)
Spectrum	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	624,148	(231,985)
Quantex	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	89,811	(17,598)
Dividend	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	74,228	(30,383)
Infrastructure	Equity contracts	Assets, Cash held at broker for futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	106,539	(4,758)

*	Unrealized appreciation (depreciation) on futures contracts is included with unrealized appreciation (depreciation) of investments on the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2017 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2016	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Contracts as of June 30, 2017	Statement of Operations Location	For the Six Months Ended June 30, 2017
Muirfield	Equity contracts	610	2,795	2,448	957	Net realized gains (losses) from futures contracts	$7,635,963
Dynamic	Equity contracts	160	772	685	247	Net realized gains (losses) from futures contracts	1,883,749
Aggressive	Equity contracts	54	317	270	101	Net realized gains (losses) from futures contracts	314,345
Balanced	Equity contracts	181	1,123	952	352	Net realized gains (losses) from futures contracts	2,734,845
Global	Equity contracts	34	459	319	174	Net realized gains (losses) from futures contracts	662,431
Spectrum	Equity contracts	392	1,380	1,238	534	Net realized gains (losses) from futures contracts	4,633,348
Quantex	Equity contracts	89	126	177	38	Net realized gains (losses) from futures contracts	108,875
Dividend	Equity contracts	61	212	201	72	Net realized gains (losses) from futures contracts	598,621
Infrastructure	Equity contracts	15	56	61	10	Net realized gains (losses) from futures contracts	146,216

Page 88	2017 Semiannual Report | June 30, 2017

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/Risk	Statement of Operations Location	For the Six Months Ended June 30, 2017
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	$142,653
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(40,258)
Aggressive	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	80,958
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	30,102
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(5,896)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(18,531)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	282,328
Dividend	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(11,769)
Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,783

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2013 through December 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2017, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Quantex, Dynamic, Aggressive, Balanced, Global, and Spectrum declare and pay dividends from net investment income, if any, on a quarterly basis. Infrastructure, Dividend, and Bond declare and pay dividends from net investment income on a monthly basis. The Money Market Funds declare dividends from net investment income on a daily basis and pay such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses and partnership basis adjustments. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the period ended December 31, 2016, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Undistributed Net Realized Gain (Loss) from Investments and Futures Contracts
Muirfield	$—	$87,252	$(87,252)
Dynamic	—	13,077	(13,077)
Aggressive	—	14,331	(14,331)
Balanced	(22,330)	21,912	418
Global	(44,217)	44,217	—
Spectrum	—	34,414	(34,414)
Quantex	—	37,013	(37,013)
Infrastructure	(309,287)	426,519	(117,232)
Dividend	(44,213)	42,452	1,761

Investment income & expenses. For all Funds, except the Money Market Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

2017 Semiannual Report | June 30, 2017	Page 89

Capital Share Transactions. All Funds, except the Money Market Funds, are authorized to issue an unlimited number of shares in the Retail Class, the Adviser Class, and the Institutional Class. Transactions in the capital shares of the Funds for the six months ended June 30, 2017 and the period ended December 31, 2016 were as follows:

	Issued		Reinvested
	Amount	Shares	Amount	Shares
Period Ended June 30, 2017
Muirfield - Retail	$40,898,810	5,736,204	$471,340	66,106
Muirfield - Adviser	29,414,049	3,982,419	227	32
Muirfield - Institutional	60,506,847	8,627,183	71,475	10,010
Dynamic - Retail	9,818,375	965,200	183,608	17,701
Dynamic - Adviser	9,279,837	877,019	8,545	810
Dynamic - Institutional	47,792,217	4,768,033	140,084	13,440
Aggressive - Retail	2,261,300	215,200	30,898	2,934
Aggressive - Adviser	1,253,297	117,149	36	4
Aggressive - Institutional	19,448,941	1,866,492	22,273	2,113
Balanced - Retail	18,520,945	1,662,882	557,527	49,569
Balanced - Adviser	10,911,907	950,245	166	15
Balanced - Institutional	45,474,874	4,134,591	136,937	12,105
Global - Retail	2,874,846	286,493	17,635	1,686
Global - Adviser	976,787	92,874	1,808	173
Global - Institutional	39,074,359	3,964,978	70,895	6,758
Spectrum - Retail	13,067,787	1,214,827	—	—
Spectrum - Adviser	11,657,074	1,055,681	—	—
Spectrum - Institutional	26,199,164	2,466,983	—	—
Quantex - Retail	10,866,990	321,504	—	—
Quantex - Adviser	2,011,132	59,492	115	4
Quantex - Institutional	23,314,242	690,818	26,099	763
Infrastructure - Retail	2,544,451	117,307	—	—
Infrastructure - Adviser	627,311	28,206	—	—
Infrastructure - Institutional	2,921,508	135,708	—	—
Dividend - Retail	3,981,551	371,345	98,827	9,201
Dividend - Adviser	3,149,190	292,053	654	60
Dividend - Institutional	20,193,387	1,905,036	58,320	5,399
Bond - Retail	17,589,597	1,874,080	2,318,314	246,917
Bond - Adviser	8,874,428	935,660	23,295	2,476
Bond - Institutional	47,920,861	5,107,595	496,067	52,724
Prime Money Market	15,726,711	15,726,711	97,460	97,460
Institutional Prime Money Market	194,053,910	194,033,155	82,426	82,418

Period Ended December 31, 2016
Muirfield - Retail	134,775,425	20,789,278	2,835,833	428,299
Muirfield - Adviser	147,432	22,647	335	49
Muirfield - Institutional	981,839	150,732	2,155	317
Dynamic - Retail	51,549,145	5,477,401	1,745,515	181,974
Dynamic - Adviser	45,886	4,913	330	34
Dynamic - Institutional	612,980	65,573	4,353	442
Aggressive - Retail	15,870,787	1,670,120	514,642	53,324
Aggressive - Adviser	17,233	1,808	26	2
Aggressive - Institutional	322,629	33,277	384	37
Balanced - Retail	79,447,530	7,653,253	2,758,313	260,262
Balanced - Adviser	86,679	8,263	336	31
Balanced - Institutional	221,712	21,068	754	70
Global - Retail	19,207,912	2,101,934	919,811	97,409
Global - Adviser	29,425	3,127	189	20
Global - Institutional	330,943	35,021	1,716	179
Spectrum - Retail	40,881,075	4,217,974	1,551,581	149,326
Spectrum - Adviser	46,246	4,639	597	57

Page 90	2017 Semiannual Report | June 30, 2017

	Issued		Reinvested
	Amount	Shares	Amount	Shares
Spectrum - Institutional	$535,858	53,720	$6,868	660
Quantex - Retail	39,531,805	1,300,850	1,590,381	47,686
Quantex - Adviser	28,190	919	483	14
Quantex - Institutional	868,530	28,286	14,745	433
Infrastructure - Retail	6,207,005	300,083	407,859	19,601
Infrastructure - Adviser	7,305	347	81	4
Infrastructure - Institutional	298,546	14,158	2,742	129
Dividend - Retail	29,907,824	3,019,540	776,674	79,327
Dividend - Adviser	21,143	2,142	72	7
Dividend - Institutional	220,600	21,806	458	44
Bond - Retail	90,300,352	9,633,295	6,254,160	668,034
Bond - Adviser	84,879	8,973	726	78
Bond - Institutional	84,249	8,924	557	60
Prime Money Market	9,599,544	9,599,543	28,851	28,851
Institutional Prime Money Market**	304,118,416	304,102,698	14,473	14,472
Money Market - Retail*/**	83,963,435	83,963,435	104,345	104,345
Money Market - Institutional*/**	493,623,899	493,623,899	4,587	4,587

	Redeemed		Net Increase (Decrease)
	Amount	Shares	Amount	Shares
Period Ended June 30, 2017
Muirfield - Retail	$(162,245,940)	(22,738,908)	$(120,875,790)	(16,936,598)
Muirfield - Adviser	(1,391,445)	(187,976)	28,022,831	3,794,475
Muirfield - Institutional	(4,239,364)	(595,126)	56,338,958	8,042,067
Dynamic - Retail	(72,853,704)	(7,198,352)	(62,851,721)	(6,215,451)
Dynamic - Adviser	(386,397)	(36,481)	8,901,985	841,348
Dynamic - Institutional	(3,294,269)	(318,544)	44,638,032	4,462,929
Aggressive - Retail	(27,939,350)	(2,673,909)	(25,647,152)	(2,455,775)
Aggressive - Adviser	(33,550)	(3,126)	1,219,783	114,027
Aggressive - Institutional	(1,634,460)	(154,158)	17,836,754	1,714,447
Balanced - Retail	(100,161,324)	(9,004,992)	(81,082,852)	(7,292,541)
Balanced - Adviser	(818,219)	(71,182)	10,093,854	879,078
Balanced - Institutional	(5,353,307)	(475,810)	40,258,504	3,670,886
Global - Retail	(46,165,853)	(4,674,131)	(43,273,372)	(4,385,952)
Global - Adviser	(58,938)	(5,602)	919,657	87,445
Global - Institutional	(4,503,325)	(443,968)	34,641,929	3,527,768
Spectrum - Retail	(55,688,404)	(5,181,521)	(42,620,617)	(3,966,694)
Spectrum - Adviser	(511,607)	(46,282)	11,145,467	1,009,399
Spectrum - Institutional	(1,871,760)	(173,543)	24,327,404	2,293,440
Quantex - Retail	(33,412,881)	(992,052)	(22,545,891)	(670,548)
Quantex - Adviser	(209,878)	(6,126)	1,801,369	53,370
Quantex - Institutional	(934,425)	(27,667)	22,405,916	663,914
Infrastructure - Retail	(8,384,183)	(387,384)	(5,839,732)	(270,077)
Infrastructure - Adviser	(30,357)	(1,368)	596,954	26,838
Infrastructure - Institutional	(150,316)	(6,851)	2,771,192	128,857
Dividend - Retail	(30,265,950)	(2,846,701)	(26,185,572)	(2,466,155)
Dividend - Adviser	(106,434)	(9,776)	3,043,410	282,337
Dividend - Institutional	(1,433,873)	(132,923)	18,817,834	1,777,512
Bond - Retail	(105,182,616)	(11,200,196)	(85,274,705)	(9,079,199)
Bond - Adviser	(534,688)	(56,514)	8,363,035	881,622
Bond - Institutional	(5,443,093)	(577,880)	42,973,835	4,582,439
Prime Money Market	(16,280,943)	(16,280,943)	(456,772)	(456,772)
Institutional Prime Money Market	(198,597,527)	(198,577,073)	(4,461,191)	(4,461,500)

2017 Semiannual Report | June 30, 2017	Page 91

	Redeemed		Net Increase (Decrease)
	Amount	Shares	Amount	Shares
Period Ended December 31, 2016
Muirfield - Retail	$(156,631,222)	(24,078,934)	$(19,019,964)	(2,861,357)
Muirfield - Adviser	(10)	(1)	147,757	22,695
Muirfield - Institutional	(182,558)	(26,804)	801,436	124,245
Dynamic - Retail	(55,272,607)	(5,951,512)	(1,977,947)	(292,137)
Dynamic - Adviser	—	—	46,216	4,947
Dynamic - Institutional	(50,000)	(5,107)	567,333	60,908
Aggressive - Retail	(52,233,584)	(5,415,390)	(35,848,155)	(3,691,946)
Aggressive - Adviser	—	—	17,259	1,810
Aggressive - Institutional	—	—	323,013	33,314
Balanced - Retail	(151,255,303)	(14,401,113)	(69,049,460)	(6,487,598)
Balanced - Adviser	—	—	87,015	8,294
Balanced - Institutional	(8,467)	(793)	213,999	20,345
Global - Retail	(52,014,518)	(5,675,851)	(31,886,795)	(3,476,508)
Global - Adviser	—	—	29,614	3,147
Global - Institutional	(6,606)	(697)	326,053	34,503
Spectrum - Retail	(51,043,012)	(5,217,071)	(8,610,356)	(849,771)
Spectrum - Adviser	—	—	46,843	4,696
Spectrum - Institutional	(99,000)	(9,565)	443,726	44,815
Quantex - Retail	(27,477,066)	(908,796)	13,645,120	439,740
Quantex - Adviser	—	—	28,673	933
Quantex - Institutional	(7,190)	(214)	876,085	28,505
Infrastructure - Retail	(9,244,777)	(462,854)	(2,629,913)	(143,170)
Infrastructure - Adviser	—	—	7,386	351
Infrastructure - Institutional	—	—	301,288	14,287
Dividend - Retail	(20,598,293)	(2,106,832)	10,086,205	992,035
Dividend - Adviser	—	—	21,215	2,149
Dividend - Institutional	—	—	221,058	21,850
Bond - Retail	(99,286,839)	(10,640,167)	(2,732,327)	(338,838)
Bond - Adviser	—	—	85,605	9,051
Bond - Institutional	(13,505)	(1,455)	71,301	7,529
Prime Money Market	(24,978,383)	(24,978,383)	(15,349,988)	(15,349,989)
Institutional Prime Money Market**	(106,654,831)	(106,647,341)	197,478,058	197,469,829
Money Market - Retail*/**	(88,582,452)	(88,582,452)	(4,514,672)	(4,514,672)
Money Market - Institutional*/**	(661,800,428)	(661,800,428)	(168,171,942)	(168,171,942)

*	Capital stock transactions reflect amounts when the Fund offered multiple classes of shares. For more information, please see the second paragraph of Note #1 within these financial statements.
**
On October 7, 2016, $131,014,084 was transferred in-kind from Prime Money Market Fund to Institutional Prime Money Market Fund. Therefore capital and shares redeemed for Prime Money Market Fund include this in-kind transfer, whereas capital and shares issued for Institutional Prime Money Market Fund include this amount as an initial contribution.

Page 92	2017 Semiannual Report | June 30, 2017

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2017.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Balanced	$3,553,278	$—	$3,553,278	$—	$(3,553,278)	$—
Spectrum	22,403	—	22,403	—	(22,403)	—
Quantex	1,761,124	—	1,761,124	—	(1,761,124)	—

Repurchase Agreements
Prime Money Market	$7,000,000	$—	$7,000,000	$(7,000,000)	$—	$—
Institutional Prime Money Market	23,000,000	—	23,000,000	(23,000,000)	—	—

Liabilities:
Futures Contracts
Muirfield	$(394,869)	$—	$(394,869)	$—	$394,869	$—
Dynamic	(89,083)	—	(89,083)	—	89,083	—
Aggressive	(41,399)	—	(41,399)	—	41,399	—
Balanced	(144,130)	—	(144,130)	—	144,130	—
Global	(63,260)	—	(63,260)	—	63,260	—
Spectrum	(231,985)	—	(231,985)	—	231,985	—
Quantex	(17,598)	—	(17,598)	—	17,598	—
Dividend	(30,383)	—	(30,383)	—	30,383	—
Infrastructure	(4,759)	—	(4,759)	—	4,759	—

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

2.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

2017 Semiannual Report | June 30, 2017	Page 93

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Prime Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Prime Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

For the six months ended June 30, 2017, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no transfers between level 1 and level 2 securities. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2017.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$281,303,559	$—	$—	$281,303,559
Registered investment companies	15,363,976	—	—	15,363,976
Money market registered investment companies	84,854,463	—	—	84,854,463
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	2,849,822	—	2,849,822
Total	$381,521,998	$4,096,769	$—	$385,618,767
Trustee deferred compensation***	$149,601	$—	$—	$149,601
Futures contracts**	$(394,869)	$—	$—	$(394,869)

Page 94	2017 Semiannual Report | June 30, 2017

Dynamic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$84,519,000	$—	$—	$84,519,000
Registered investment companies	15,826,406	—	—	15,826,406
Money market registered investment companies	16,681,885	—	—	16,681,885
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	601,696	—	601,696
Total	$117,027,291	$1,848,643	$—	$118,875,934
Trustee deferred compensation***	$95,258	$—	$—	$95,258
Futures contracts**	$(89,083)	$—	$—	$(89,083)

Aggressive – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$28,043,442	$—	$—	$28,043,442
Registered investment companies	4,774,852	—	—	4,774,852
Money market registered investment companies	7,188,216	—	—	7,188,216
Bank obligations	—	497,434	—	497,434
U.S. government obligations	—	263,429	—	263,429
Total	$40,006,510	$760,863	$—	$40,767,373
Trustee deferred compensation***	$53,322	$—	$—	$53,322
Futures contracts**	$(41,400)	$—	$—	$(41,400)

Balanced – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$110,819,586	$—	$—	$110,819,586
Registered investment companies	73,734,938	—	—	73,734,938
Money market registered investment companies	30,299,586	—	—	30,299,586
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	1,074,670	—	1,074,670
Total	$214,854,110	$2,321,617	$—	$217,175,727
Trustee deferred compensation***	$100,093	$—	$—	$100,093
Futures contracts**	$(144,130)	$—	$—	$(144,130)

Global – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$32,133,143	$—	$—	$32,133,143
Registered investment companies	25,912,926	—	—	25,912,926
Money market registered investment companies	15,127,645	—	—	15,127,645
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	521,869	—	521,869
Total	$73,173,714	$1,768,816	$—	$74,942,530
Trustee deferred compensation***	$76,799	$—	$—	$76,799
Futures contracts**	$(63,260)	$—	$—	$(63,260)

Spectrum – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks – Long*	$118,904,091	$—	$—	$118,904,091
Money market registered investment companies	3,822,776	—	—	3,822,776
Bank obligations	—	747,347	—	747,347
U.S. government obligations	—	1,766,171	—	1,766,171
Total – Long investments	$122,726,867	$2,513,518	$—	$125,240,385
Common stocks – Short*	$(49,440,375)	$—	$—	$(49,440,375)
Trustee deferred compensation***	$9,335	$—	$—	$9,335
Futures contracts**	$(231,985)	$—	$—	$(231,985)

2017 Semiannual Report | June 30, 2017	Page 95

Quantex – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$83,596,091	$—	$—	$83,596,091
Money market registered investment companies	7,066,361	—	—	7,066,361
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	206,552	—	206,552
Total	$90,662,452	$1,453,499	$—	$92,115,951
Trustee deferred compensation***	$41,683	$—	$—	$41,683
Futures contracts**	$(17,598)	$—	$—	$(17.598)

Infrastructure – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$17,770,828	$—	$—	$17,770,828
Money market registered investment companies	503,026	—	—	503,026
Bank obligations	—	497,434	—	497,434
U.S. government obligations	—	40,911	—	40,911
Total	$18,273,854	$538,345	$—	$18,812,199
Trustee deferred compensation***	$42,746	$—	$—	$42,746
Futures contracts**	$(4,758)	$—	$—	$(4,758)

Dividend – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$48,900,718	$—	$—	$48,900,718
Money market registered investment companies	5,222,000	—	—	5,222,000
Bank obligations	—	747,347	—	747,347
U.S. government obligations	—	193,580	—	193,580
Total	$54,122,718	$940,927	$—	$55,063,645
Trustee deferred compensation***	$3,581	$—	$—	$3,581
Futures contracts**	$(30,383)	$—	$—	$(30,383)

Bond – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$178,715,792	$—	$—	$178,715,792
Money market registered investment companies	4,381,809	—	—	4,381,809
Bank obligations	—	1,246,947	—	1,246,947
U.S. government obligations	—	61,146	—	61,146
Total	$183,097,601	$1,308,093	$—	$184,405,694
Trustee deferred compensation***	$45,705	$—	$—	$45,705

Prime Money Market – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$2,223,547	$—	$2,223,547
Commercial paper	—	10,456,441	—	10,456,441
Corporate obligations	—	3,502,375	—	3,502,375
Repurchase agreements	—	7,000,000	—	7,000,000
U.S. government agency obligations	—	223,827	—	223,827
Money Market registered investment companies	12,779,583	—	—	12,779,583
Total	$12,779,583	$23,406,190	$—	$36,185,773
Trustee deferred compensation***	$30,093	$—	$—	$30,093

Page 96	2017 Semiannual Report | June 30, 2017

Institutional Prime Money Market – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$7,837,510	$—	$7,837,510
Commercial paper	—	80,215,862	—	80,215,862
Corporate obligations	—	11,158,446	—	11,158,446
Repurchase agreements	—	23,000,000	—	23,000,000
U.S. government agency obligations	—	5,773,540	—	5,773,540
Money Market registered investment companies	65,099,635	—	—	65,099,635
Total	$65,099,635	$127,985,358	$—	$193,084,993
Trustee deferred compensation***	$441	$—	$—	$441

*	See schedule of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2017.
***	A corresponding liability exists that is marked to market and is fair valued under the Level 1 hierarchy.

3.    Investment Transactions

For the six months ended June 30, 2017, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$395,020,786	$415,909,076
Dynamic	141,951,391	150,194,727
Aggressive	51,980,358	60,349,322
Balanced	217,800,898	239,442,559
Global	53,247,716	73,083,983
Spectrum	66,945,553	71,596,165
Quantex	48,515,820	38,537,701
Infrastructure	363,771	1,635,666
Dividend	72,903,931	75,754,859
Bond	129,809,586	162,512,488

For the six months ended June 30, 2017, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Bond	$1,386	$—

2017 Semiannual Report | June 30, 2017	Page 97

4.    Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides each Fund, under a separate Investment Advisory Contract, with investment management, research, statistical and advisory services. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets up to $100 Million	Percentage of Average Daily Net Assets up to $200 Million	Percentage of Average Daily Net Assets Exceeding $100 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	N/A	N/A	0.60%	N/A
Quantex*	1.00%	0.75%	N/A	N/A	0.60%	N/A
Infrastructure**	1.00%	0.75%	N/A	N/A	0.60%	N/A
Dynamic***	N/A	N/A	N/A	0.75%	N/A	0.60%
Aggressive	N/A	N/A	N/A	0.75%	N/A	0.60%
Balanced	N/A	N/A	N/A	0.75%	N/A	0.60%
Global	N/A	N/A	N/A	0.75%	N/A	0.60%
Spectrum	N/A	N/A	N/A	0.75%	N/A	0.60%
Dividend	N/A	N/A	N/A	0.75%	N/A	0.60%
Bond	N/A	N/A	0.40%	N/A	0.20%	N/A
Prime Money Market****	N/A	N/A	0.40%	N/A	0.25%	N/A
Institutional Prime Money Market****/*****	N/A	N/A	0.40%	N/A	0.25%	N/A

*
MAM has contractually agreed to reduce its investment advisory fee by 0.25% for Quantex for average daily net assets up to $50 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the six months ended June 30, 2017, $109,160 of investment advisory fees was waived in Quantex and is not subject to recoupment.

**
From the period January 1, 2017 through April 17, 2017, MAM voluntarily agreed to reduce $15,094 of investment advisory fees in Infrastructure. Effective April 18, 2017, MAM has contractually agreed to reduce its investment advisory fee by 0.25% for Infrastructure for average daily net assets up to $50 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the period April 18, 2017 through June 30, 2017, $10,721 of investment advisory fees was contractually waived in Infrastructure and is not subject to recoupment.

***
Effective April 18, 2017, MAM has contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the period April 18, 2017 through June 30, 2017, $25,148 of investment advisory fees was contractually waived in Dynamic and is not subject to recoupment.

****	During the six months ended June 30, 2017, MAM voluntarily agreed to reduce $92,713 and $338,628 of investment advisory fees in Prime Money Market and Institutional Prime Money Market, respectively.
*****
MAM has contractually agreed to reduce and/or reimburse expenses for Institutional Prime Money Market through at least April 30, 2018, to the extent necessary to limit the total operating expenses of the Fund, excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses, to no more than 0.60% of average daily net assets. During the six months ended June 30, 2017, there were no such fees waived.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Amount Per Active Shareholder Account	Percentage of Average Daily Net Assets
Muirfield*	$4,000	$15	0.12%
Quantex*	4,000	15	0.12%
Infrastructure*	4,000	15	0.12%
Dynamic*	4,000	15	0.12%
Aggressive*	4,000	15	0.12%
Balanced*	4,000	15	0.12%
Global*	4,000	15	0.12%
Spectrum*	4,000	15	0.12%
Dividend*	4,000	15	0.12%
Bond*	4,000	15	0.08%
Prime Money Market	4,000	20	0.08%
Institutional Prime Money Market	4,000	20	0.08%

*	All classes of shares were charged the same fee for the six months ended June 30, 2017.

Page 98	2017 Semiannual Report | June 30, 2017

For fixed income Funds (Bond, Prime Money Market, and Institutional Prime Money Market) that are subject to an expense cap and which are above the expense cap, the basis point fee will be contractually reduced by 0.02%. During the six months ended June 30, 2017, MFSCo contractually waived $4,378 and $17,466 of transfer agent fees for Prime Money Market and Institutional Prime Money Market, respectively. MFSCo also voluntarily waived $15,944, $8,877, and $1,413 of transfer agent fees for Infrastructure, Dividend, and Bond, respectively, during the six months ended June 30, 2017.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Quantex	0.10%	0.08%
Infrastructure	0.10%	0.08%
Dynamic	0.10%	0.08%
Aggressive	0.10%	0.08%
Balanced	0.10%	0.08%
Global	0.10%	0.08%
Spectrum	0.10%	0.08%
Dividend	0.10%	0.08%
Bond	0.10%	0.08%
Prime Money Market	0.10%	0.08%
Institutional Prime Money Market	0.10%	0.08%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Infrastructure	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Aggressive	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Dividend	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%
Institutional Prime Money Market	30,000	0.15%	0.10%	0.02%	0.01%

2017 Semiannual Report | June 30, 2017	Page 99

For the six months ended June 30, 2017, MAM and MFSCo agreed to voluntarily waive and/or reimburse investment advisory fees and transfer agent fees, respectively. The cumulative amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Impact of Voluntary Waivers to Average Net Assets	Impact of Voluntary Waivers to Average Net Assets – Retail Class	Impact of Voluntary Waivers to Average Net Assets – Adviser Class	Impact of Voluntary Waivers to Average Net Assets – Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Quantex*	—	N/A	N/A	N/A	N/A
Infrastructure*	31,038	N/A	0.32%	0.15%	0.19%
Dynamic*	—	N/A	N/A	N/A	N/A
Aggressive	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Dividend	8,877	N/A	0.03%	N/A	0.04%
Bond	1,413	N/A	N/A	N/A	N/A
Prime Money Market	92,713	0.50%	N/A	N/A	N/A
Institutional Prime Money Market	338,628	0.39%	N/A	N/A	N/A

*	$25,148, $109,160, and $10,721 of investment advisory fees were contractually waived in Dynamic, Quantex, and Infrastructure, respectively, and are not subject to recoupment as noted on page 98.

Certain Funds have entered into an agreement with the Trust’s custodian, The Huntington National Bank (“HNB”), whereby HNB receives distribution, service, and administration fees (collectively the “fees”) from holdings in other investment companies (or mutual funds, etc.) The fees are remitted to the Funds, which are used to pay expenses of each Fund. The Funds may invest in security holdings in which fees are not paid. As such, the gross expenses of a Fund would not be decreased. Also, without this agreement it is likely that the Funds would not collect any fees from underlying security holdings. There were no fees received during the six months ended June 30, 2017, and therefore gross expenses were not reduced.

Certain Funds have entered into securities lending arrangements with HNB. Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2017, Balanced, Spectrum, and Quantex had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2017, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$2,080
Dynamic	1,502
Aggressive	561
Balanced	13,321
Global	336
Spectrum	4,829
Quantex	17,738
Infrastructure	98

Page 100	2017 Semiannual Report | June 30, 2017

Certain Funds have entered into directed brokerage arrangements with unaffiliated brokers whereby the brokers have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated by the Funds. All expenses paid with directed brokerage and commission recapture credits are shown in full on the Statements of Operations and the amount credited is shown as a reduction in total expenses. In the absence of the directed brokerage arrangement, the Funds could have invested some of the amounts paid for commissions to generate income or capital gain; however, the Funds would have paid more in expenses. The following table identifies each category of expense that was paid using directed brokerage and commission recapture credits and the total credits received by each Fund during the six months ended June 30, 2017:

	Registration	Other	Audit	Custody	Insurance	Postage	Printing	Legal	Short Dividend	Total Credits Received
Muirfield	$30,294	$14,062	$7,457	$20,456	$17,176	$10,810	$8,863	$2,172	$—	$111,290
Dynamic	23,939	10,285	7,457	6,617	3,020	5,455	2,657	2,172	—	61,602
Aggressive	20,603	9,349	7,457	2,527	2,205	1,596	1,052	2,172	—	46,961
Balanced	22,297	11,980	7,457	12,032	13,926	6,661	5,040	2,172	—	81,565
Global	21,401	9,488	7,457	4,211	2,974	3,283	1,654	2,172	—	52,640
Spectrum	21,746	10,659	8,209	6,617	8,052	6,123	2,745	2,172	94,580	160,903
Quantex	22,751	8,550	7,457	4,363	2,643	4,998	—	—	—	50,762
Infrastructure	658	—	—	—	—	—	—	—	—	658
Dividend	21,311	8,308	7,457	3,009	1,583	5,300	1,255	2,172	—	50,395

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including MAM and its affiliates. The annual adopted 12b-1 plan maximum limitations, along with 12b-1 plan expense payments made to MAM and its affiliates for the six months ended June 30, 2017, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets – Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets – Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets – Institutional Class	12b-1 Plan Expense Payments Made to MAM and Its Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$ 30,234
Quantex	N/A	0.20%	N/A	N/A	13,420
Infrastructure	N/A	0.25%	N/A	N/A	5,271
Dynamic	N/A	0.25%	N/A	N/A	10,123
Aggressive	N/A	0.25%	N/A	N/A	8,548
Balanced	N/A	0.25%	N/A	N/A	37,602
Global	N/A	0.25%	N/A	N/A	9,246
Spectrum	N/A	0.25%	N/A	N/A	14,080
Dividend	N/A	0.25%	N/A	N/A	4,366
Bond	N/A	0.25%	N/A	N/A	36,361
Prime Money Market	0.20%	N/A	N/A	N/A	N/A
Institutional Prime Money Market	0.20%	N/A	N/A	N/A	N/A

2017 Semiannual Report | June 30, 2017	Page 101

The Funds (other than the Money Market Funds) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2017 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets – Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets – Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets – Institutional Class
Muirfield	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Infrastructure	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Aggressive	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Dividend	0.20%	0.25%	0.10%
Bond	0.20%	0.25%	0.10%

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Once the eligible Trustees’ deferral amounts can be distributed, a lump sum or generally equal annual installments over a period of up to ten (10) years can be made to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. Legal Counsel is also an officer of the Funds.

During the six months ended June 30, 2017, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 1.05% on June 30, 2017, were as follows:

	12/31/16 Fair Value	Purchases	Sales	Realized Gains	6/30/17 Cost	Change in Unrealized	Income	6/30/17 Fair Value
Muirfield	$93,992,266	$50,118,623	$(59,247,720)	$3,312	$84,863,302	$(12,018)	$341,930	$84,854,463
Dynamic	15,270,106	31,447,784	(30,034,146)	(250)	16,683,475	(1,609)	62,424	16,681,885
Aggressive	5,095,423	15,320,623	(13,227,050)	(53)	7,188,913	(727)	18,314	7,188,216
Balanced	32,884,113	36,473,032	(42,670,584)	(68)	26,686,476	(2,640)	105,707	26,683,853
Global	3,120,423	25,059,373	(13,050,553)	125	15,129,096	(1,723)	28,907	15,127,645
Spectrum	7,075,401	23,702,273	(26,977,550)	(270)	3,799,825	(41)	18,865	3,799,813
Quantex	11,729,999	14,855,959	(21,323,461)	349	5,262,267	(1,074)	20,788	5,261,772
Infrastructure	1,891,662	2,866,150	(4,254,709)	(60)	503,044	(17)	6,291	503,026
Dividend	5,488,862	7,851,719	(8,118,107)	123	5,222,493	(597)	15,085	5,222,000
Bond	6,125,641	44,344,002	(46,087,018)	(177)	4,382,220	(639)	22,970	4,381,809

Page 102	2017 Semiannual Report | June 30, 2017

5.    Federal Tax Information

The tax characteristics of dividends paid by the Funds during the period ended December 31, 2016 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield	$2,921,928	$—	$—	$—	$2,921,928
Dynamic	1,181,295	—	570,071	—	1,751,366
Aggressive	515,324	—	—	—	515,324
Balanced	2,762,245	—	—	—	2,762,245
Global	922,270	—	—	—	922,270
Spectrum	230,684	—	1,329,394	—	1,560,078
Quantex	361,262	871,863	376,765	—	1,609,890
Infrastructure	29,976	—	196,619	221,929	448,524
Dividend	777,516	—	—	—	777,516
Bond	6,263,564	—	—	—	6,263,564
Prime Money Market	567,140	—	—	—	567,140
Institutional Prime Money Market	86,393	—	—	—	86,393

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield	$1,202,283	$3,939,196	$5,238,660	$—	$10,380,139
Dynamic	713,959	941,174	2,322,009	—	3,977,142
Aggressive	226,931	1,170,375	1,621,873	—	3,019,179
Balanced	1,916,823	751,208	721,302	—	3,389,333
Global	502,535	—	2,772,417	—	3,274,952
Spectrum	—	1,136,709	392,347	229,488	1,758,544
Quantex	350,309	2,941,019	5,841,122	—	9,132,450
Infrastructure	354,632	—	5,682,559	—	6,037,191
Dividend	401,235	—	—	—	401,235
Bond	5,089,086	—	—	—	5,089,086
Prime Money Market	204,416	—	—	—	204,416

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
Muirfield	$—	$1,764,003	$9,924,379	$11,688,382
Dynamic	—	782,415	3,098,410	3,880,825
Aggressive	—	446,773	2,049,899	2,496,672
Balanced	—	(82,095)	3,215,807	3,133,712
Global	—	(6,488,111)	274,326	(6,213,785)
Spectrum	—	2,172,636	2,867,695	5,040,331
Quantex	2,013,070	542,617	7,123,204	9,678,891
Infrastructure	—	(704,765)	1,863,588	1,158,823
Dividend	—	(635,466)	2,110,177	1,474,711
Bond	—	(11,718,467)	(803,940)	(12,522,407)
Prime Money Market	—	—	—	—
Institutional Prime Money Market	12	(1,094)	3,260	2,178

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
**
The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

2017 Semiannual Report | June 30, 2017	Page 103

The following Funds elected to defer the following amounts of post-October losses:

Post-October Loss Deferral
Infrastructure	$216,089
Bond	285,930
Institutional Prime Money Market	1,068

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2016, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Capital Loss Carryforwards	Amount	Tax Character
Infrastructure	$434,010	Short-term
Infrastructure	54,666	Long-term
Balanced	82,095	Short-term
Global	4,311,836	Short-term
Global	2,176,275	Long-term
Bond	7,252,401	Short-term
Bond	4,180,136	Long-term
Dividend	635,466	Short-term
Institutional Prime Money Market	26	Short-term

During the year ended December 31, 2016, Muirfield, Balanced, and Dividend utilized capital loss carryforwards in the amounts of $5,759,125, $322,782, and $447,919, respectively.

6.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, account holders that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

	Name of Account Holder	Percent of Voting Securities
Dynamic	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	26%
Aggressive	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	39%
Balanced	National Financial Services Corp. and certain affiliates held for the benefit of others	31%
Global	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	69%
Spectrum	National Financial Services Corp. and certain affiliates held for the benefit of others	25%
Dividend	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	25%
Bond	National Financial Services Corp. and certain affiliates held for the benefit of others	32%
Institutional Prime Money Market	Carey & Co. held for the benefit of others *	88%

*
The Funds, with the exception of Prime Money Market, own shares of the Institutional Prime Money Market Fund. Carey & Co. holds these shares on behalf of the Funds. These accounts are considered to be affiliated to Institutional Prime Money Market.

7.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Page 104	2017 Semiannual Report | June 30, 2017

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President of Meeder Asset Management, Inc.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency; Chairman of the Trust’s Audit Committee.
Anthony V. D’Angelo** Year of Birth: 1959	2006	Trustee
General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Dale W. Smith Year of Birth: 1959	2006	Vice President	Co-Chief Investments Officer of Meeder Asset Management, Inc. (2005 – present).
Susan E. Meeder Year of Birth: 1963	2014	Vice President	Chief Operating Officer of Meeder Asset Management, Inc. (2009 – present).
James B. Craver Year of Birth: 1943	2016	Chief Compliance Officer	James B. Craver & Associates, LLC (2009 – present).
Douglas Jennings Year of Birth: 1962	2016	Assistant Chief Compliance Officer
Chief Compliance Officer, Meeder Asset Management, Inc. (2016 – present); Assistant General Counsel, Meeder Asset Management, Inc. (2016 – present); Partner, Carlile Patchen & Murphy, LLP (2010 – 2016).

Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting of Mutual Funds Service Co., the Trust’s transfer agent (1997 – present).
Ruth A. Kirkpatrick Year of Birth: 1951	2009	Secretary	Senior Legal Specialist of Meeder Asset Management, Inc.

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.
[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all twelve Funds in the Trust.
*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Trust.
**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

Other Information

The Funds file their complete schedules of portfolios holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. In addition, Prime Money Market Fund and Institutional Prime Money Market Fund file their complete schedules of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Forms N-Q and N-MFP are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ schedules of positions are also available on the Funds’ website at www.meederfunds.com.

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2017, is available on the SEC’s website at http://www/sec.gov, or, without charge, upon request by calling toll-free 1-800-325-3539.

2017 Semiannual Report | June 30, 2017	Page 105

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Manager and Investment Advisor

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart Allen
Anthony D’Angelo
Robert S. Meeder

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

6125 Memorial Drive Dublin, Ohio 43017

Meeder Funds Semiannual Report
June 30, 2017

Mutual funds can be a quick, efficient, cost-effective way to achieve investment diversification. The investment options available through Meeder Funds are suitable for a wide range of investors, from the conservative-minded to the growth-oriented, to help investors achieve their individual financial goals.

We provide professional management, ongoing supervision of clients’ holdings, automatic diversification and e-Delivery of statements and fund mailings: all important elements of a well-rounded investment plan.

No matter what your objectives may be, Meeder Funds can help you make the most of your personal investment plan and help you achieve your individual financial goals.

Managed by Meeder Asset Management, Inc.
6125 Memorial Drive, Dublin, Ohio 43017

Toll Free: 800-325-3539
Local: 614-760-2159
Fax: 614-766-6669

www.meederfunds.com
meederfunds@meederinvestment.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

Currently, the Meeder Funds (the “Funds”) do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds’ financial statements, supervise the Funds’ preparation of its financial statements, and oversee the work of the Funds’ independent auditors. The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an “audit committee financial expert”, the Audit Committee members collectively as a group possess the attributes required to be an “audit committee financial expert.”

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2017	2016
Audit Fees	$122,500	$105,750
Audit-Related Fees	300	300
Tax Fees	42,000	38,500
All Other Fees	2,500	1,650

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $46,570 and $54,500 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2017

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 6, 2017